UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING CAPITAL FUNDS

SEMI-ANNUAL REPORT

MARCH 31, 2015

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Sterling Capital Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2014 and March 31, 2015. Equities posted strong gains during the final quarter of 2014 and then climbed modestly through the first quarter of 2015. Fixed-income securities experienced significant volatility, ending the period with a solid gain.

The U.S. economy grew at a modest pace to start the period, with gross domestic product increasing at an annualized rate of 2.2% during the fourth quarter of 2014. GDP barely budged during the second half of the period under review, however, increasing just 0.2% according to preliminary figures. The change from one quarter to the next was driven in part by an especially harsh winter that dragged on U.S. economic activity in the first quarter of 2015.

Some economic indicators, namely an increase in industrial production, improvements in the labor market, a rise in personal incomes and ongoing improvement in housing markets, pointed to a robust recovery throughout the period. Others, such as softer manufacturing output, declining business spending and falling corporate profits, indicated concerning signs of weakening. The strong U.S. dollar created challenges for U.S. exports, adding to economic headwinds.

Robust job growth offered some of the best news for the period, with the unemployment rate falling from 5.8% to 5.5% over the six-month period. Personal incomes rose as upward pressure on wages returned, which helped increase the amount of money in consumers’ pockets. This trend supported rising consumer confidence and consumer spending during the period. And though retail sales dropped sharply at the start of the year due to winter weather, they posted a net increase for the period.

The Federal Reserve’s (the “Fed”) plan to begin raising interest rates in the fall of 2015 weighed on investors throughout the period. Fed Chair Janet Yellen has made it clear that rate hikes will be small, gradual and contingent upon continued improvement in the economy. However, many investors remained concerned that the transition to higher rates could drag on economic growth and dampen equity performance.

Emerging market equities fell sharply during the first half of the period. A strengthening U.S. dollar proved difficult for countries with dollar-denominated debt loads, while the slowing Chinese economy and low commodity prices challenged many emerging market economies that depend on commodity exports. Despite these headwinds, emerging market stocks managed to recover somewhat during the first quarter of 2015. The boost to emerging markets came from news that the European Central Bank was beginning a substantial quantitative easing program to bolster eurozone economies.

Stocks in developed economies followed a similar pattern, declining in the fourth quarter of 2014, only to bounce back in the first quarter of 2015 — although developed equities generally outperformed their emerging market counterparts. Rising consumer confidence helped boost economic growth in Europe in early 2015. The Japanese economy returned to growth after contracting sharply in 2014, although the pace of growth was slower than analysts had predicted.

The Standard and Poor’s 500® Index1 (“S&P 500”) gained 5.93% during the six months under review. Small-cap stocks greatly outperformed larger shares, with the Russell 2000 Index of small-cap stocks gaining 14.46%. U.S. fixed-income investments benefited from the Fed’s assurances that increases in interest rates would take place gradually. Bond-purchasing programs by central banks in Japan and the eurozone pushed government bond yields down significantly in most developing economies. The yield curve also flattened as our slower economy combined with hawkish Fed rhetoric about upcoming rate hikes heightened investor concerns that the U.S. economy wasn’t strong enough to weather higher fed funds rates.

We will continue to monitor the evolving economic and market climate, and will seek to manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Market Strategist

Sterling Capital Management LLC

1 “S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of   principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2015:

Sterling Capital Behavioral Large CapValue Equity Fund (formerly known as Sterling Capital Large Cap Value Diversified Fund)	Percentage of net assets
Consumer Discretionary	6.7%
Consumer Staples	8.2%
Energy	10.0%
Financials	27.9%
Health Care	15.3%
Industrials	10.3%
Information Technology	10.3%
Materials	2.2%
Telecommunication Services	1.6%
Utilities	5.7%
Exchange Traded Fund	1.0%
Money Market Fund	0.3%

99.5%

Sterling Capital Mid Value Fund	Percentage of net assets
Consumer Discretionary	18.8%
Financials	38.3%
Health Care	11.3%
Industrials	5.9%
Information Technology	18.3%
Materials	2.7%
Money Market Fund	4.5%

99.8%

Sterling Capital Behavioral Small CapValue Equity Fund (formerly known as Sterling Capital Small Cap Value Diversified Fund)	Percentage of net assets
Consumer Discretionary	12.7%
Consumer Staples	2.0%
Energy	2.5%
Financials	39.7%
Health Care	5.8%
Industrials	12.8%
Information Technology	10.5%
Materials	4.2%
Telecommunication Services	0.8%
Utilities	6.0%
Exchange Traded Fund	1.8%
Money Market Fund	0.8%

99.6%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Consumer Discretionary	19.2%
Consumer Staples	2.8%
Energy	0.8%
Financials	11.5%
Health Care	15.0%
Industrials	14.7%
Information Technology	31.0%
Money Market Fund	4.0%

99.0%

Sterling Capital Equity Income Fund	Percentage of net assets
Consumer Discretionary	14.5%
Consumer Staples	11.9%
Energy	12.1%
Financials	9.6%
Health Care	18.7%
Industrials	6.4%
Information Technology	20.4%
Materials	1.4%
Telecommunication Services	4.6%
Money Market Fund	0.1%

99.7%

Sterling Capital Long/Short Equity Fund	Long-Term Investment Percentage of net assets
Consumer Discretionary	2.7%
Energy	16.8%
Financials	24.1%
Health Care	22.6%
Industrials	0.1%
Information Technology	19.2%
Materials	0.0%
Telecommunication Services	1.8%
Money Market Fund	12.3%

99.6%

Sterling Capital Long/Short Equity Fund	Investments Sold Short Percentage of net assets
Energy	(3.0)%
Exchange Traded Funds	(1.8)%
Financials	(10.1)%
Health Care	(6.6)%
Information Technology	(6.8)%
Telecommunication Services	(0.1)%

(28.4)%

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	6.7%
Belgium	1.0%
China	0.9%
Denmark	2.0%
Finland	1.1%
France	7.6%
Germany	7.7%
Hong Kong	5.2%
Ireland	1.5%
Israel	2.3%
Italy	1.0%
Japan	24.8%
Netherlands	3.6%
Norway	1.1%
Singapore	2.0%
Spain	2.9%
Sweden	2.4%
Switzerland	7.1%
United Kingdom	16.3%
United States	0.7%
Money Market Fund	1.6%

99.5%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	14.6%
Collateralized Mortgage Obligations	0.8%
Commercial Mortgage-Backed Securities	20.4%
Corporate Bonds	60.1%
Municipal Bonds	2.2%
Money Market Fund	1.2%

99.3%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	8.4%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	19.1%
Corporate Bonds	65.0%
Foreign Government Bond	0.5%
Mortgage-Backed Securities	0.0%
Municipal Bonds	2.9%
Preferred Stocks	0.1%
U.S. Treasury Note	0.3%
Money Market Fund	0.9%

99.4%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Collateralized Mortgage Obligations	6.9%
Corporate Bonds	4.4%
Mortgage-Backed Securities	8.2%
Municipal Bonds	2.4%
U.S. Government Agencies	49.7%
U.S. Treasury Bills	2.9%
U.S. Treasury Notes	21.8%
Money Market Fund	3.0%

99.3%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	8.9%
Commercial Mortgage-Backed Securities	17.6%
Corporate Bonds	33.6%
Foreign Government Bonds	0.6%
Mortgage-Backed Securities	10.5%
Municipal Bonds	8.8%
Preferred Stocks	0.9%
U.S. Government Agencies	2.2%
U.S. Treasury Bonds	1.1%
U.S. Treasury Notes	1.7%
Money Market Fund	1.0%

99.5%

Sterling Capital Corporate Fund	Percentage of net assets
Asset Backed Securities	0.5%
Corporate Bonds	96.5%
Preferred Stocks	1.1%
Money Market Fund	0.4%

98.5%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	17.5%
Collateralized Mortgage Obligations	27.3%
Commercial Mortgage-Backed Securities	17.2%
Mortgage-Backed Securities	33.8%
U.S. Treasury Note	1.8%
Money Market Fund	2.0%

99.6%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	94.7%
Money Market Fund	3.8%

98.5%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	4.9%
Maryland Municipal Bonds	90.6%
Money Market Fund	3.6%

99.1%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.0%
Money Market Fund	1.7%

98.7%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	94.7%
Money Market Fund	4.3%

99.0%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.7%
Virginia Municipal Bonds	94.4%
Money Market Fund	3.1%

99.2%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.8%
Money Market Fund	1.5%

99.3%

Sterling Capital Strategic Allocation Conservative Fund	Percentage of net assets
Equity Funds	42.5%
Fixed Income Fund	55.1%
Money Market Fund	2.1%

99.7%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	64.6%
Fixed Income Fund	33.3%
Money Market Fund	2.0%

99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	81.1%
Fixed Income Fund	17.3%
Money Market Fund	1.5%

99.9%

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14 -3/31/15	Annualized Expense Ratio During Period 10/1/14 -3/31/15
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	1,055.34	$5.38	1.05%
Class B Shares	1,000.00	1,051.07	9.20	1.80%
Class C Shares	1,000.00	1,051.25	9.21	1.80%
Institutional Shares	1,000.00	1,056.84	4.10	0.80%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,109.72	6.21	1.18%
Class B Shares	1,000.00	1,105.55	10.13	1.93%
Class C Shares	1,000.00	1,105.71	10.13	1.93%
Institutional Shares	1,000.00	1,110.93	4.89	0.93%
Class R Shares	1,000.00	1,108.83	7.41	1.41%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,114.30	6.54	1.24%
Class B Shares	1,000.00	1,109.74	10.47	1.99%
Class C Shares	1,000.00	1,109.09	10.46	1.99%
Institutional Shares	1,000.00	1,115.32	5.22	0.99%
Class R Shares	1,000.00	1,112.84	7.80	1.48%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,056.90	6.21	1.21%
Class B Shares	1,000.00	1,053.26	10.03	1.96%
Class C Shares	1,000.00	1,052.70	10.03	1.96%
Institutional Shares	1,000.00	1,058.14	4.93	0.96%
Class R Shares	1,000.00	1,055.58	7.48	1.46%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,026.09	6.11	1.21%
Class B Shares	1,000.00	1,021.73	9.83	1.95%
Class C Shares	1,000.00	1,022.23	9.88	1.96%
Institutional Shares	1,000.00	1,027.32	4.85	0.96%
Class R Shares	1,000.00	1,024.65	7.37	1.46%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	947.15	15.34	3.16%
Class C Shares	1,000.00	943.18	18.99	3.92%
Institutional Shares	1,000.00	948.25	14.18	2.92%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,016.07	6.38	1.27%
Class C Shares	1,000.00	1,013.49	10.19	2.03%
Institutional Shares	1,000.00	1,017.77	5.13	1.02%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,001.25	3.69	0.74%
Institutional Shares	1,000.00	1,002.47	2.50	0.50%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,006.16	3.85	0.77%
Class C Shares	1,000.00	1,001.35	7.58	1.52%
Institutional Shares	1,000.00	1,007.46	2.60	0.52%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.49	4.58	0.91%
Class B Shares	1,000.00	1,015.70	8.34	1.66%
Class C Shares	1,000.00	1,015.69	8.34	1.66%
Institutional Shares	1,000.00	1,020.74	3.38	0.67%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14 - 3/31/15	Annualized Expense Ratio During Period 10/1/14 - 3/31/15
Sterling Capital Total Return Bond Fund
Class A Shares	$1,000.00	$1,028.59	$3.59	0.71%
Class B Shares	1,000.00	1,024.71	7.37	1.46%
Class C Shares	1,000.00	1,024.77	7.37	1.46%
Institutional Shares	1,000.00	1,029.87	2.33	0.46%
Class R Shares	1,000.00	1,027.37	4.80	0.95%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,024.47	4.29	0.85%
Class C Shares	1,000.00	1,020.73	8.06	1.60%
Institutional Shares	1,000.00	1,025.78	3.03	0.60%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,029.65	4.20	0.83%
Class C Shares	1,000.00	1,025.82	7.98	1.58%
Institutional Shares	1,000.00	1,029.88	2.94	0.58%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,011.89	4.77	0.95%
Class C Shares	1,000.00	1,008.10	8.51	1.70%
Institutional Shares	1,000.00	1,014.11	3.52	0.70%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,014.20	4.57	0.91%
Class C Shares	1,000.00	1,009.50	8.32	1.66%
Institutional Shares	1,000.00	1,014.56	3.31	0.66%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,016.20	4.37	0.87%
Class C Shares	1,000.00	1,011.53	8.12	1.62%
Institutional Shares	1,000.00	1,017.44	3.12	0.62%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,015.08	4.47	0.89%
Class C Shares	1,000.00	1,011.32	8.22	1.64%
Institutional Shares	1,000.00	1,016.39	3.22	0.64%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,014.12	4.42	0.88%
Class C Shares	1,000.00	1,010.35	8.17	1.63%
Institutional Shares	1,000.00	1,015.39	3.17	0.63%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,015.06	4.42	0.88%
Class C Shares	1,000.00	1,011.20	8.17	1.63%
Institutional Shares	1,000.00	1,016.29	3.17	0.63%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,032.03	2.18	0.43%
Class B Shares	1,000.00	1,027.39	5.96	1.18%
Class C Shares	1,000.00	1,027.74	5.97	1.18%
Institutional Shares	1,000.00	1,032.93	0.91	0.18%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,032.92	2.03	0.40%
Class B Shares	1,000.00	1,028.43	5.82	1.15%
Class C Shares	1,000.00	1,028.76	5.82	1.15%
Institutional Shares	1,000.00	1,033.96	0.76	0.15%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,032.75	2.08	0.41%
Class B Shares	1,000.00	1,029.10	5.87	1.16%
Class C Shares	1,000.00	1,029.54	5.87	1.16%
Institutional Shares	1,000.00	1,034.95	0.81	0.16%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class A Shares, Class C Shares and Institutional Shares of Sterling Capital Behavioral International Equity Fund,which are multiplied by 119 days divided by 365 (to reflect the period from commencement of operations).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14 - 3/31/15	Annualized Expense Ratio During Period 10/1/14 - 3/31/15
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,019.70	$5.29	1.05%
Class B Shares	1,000.00	1,015.96	9.05	1.80%
Class C Shares	1,000.00	1,015.96	9.05	1.80%
Institutional Shares	1,000.00	1,020.94	4.03	0.80%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.05	5.94	1.18%
Class B Shares	1,000.00	1,015.31	9.70	1.93%
Class C Shares	1,000.00	1,015.31	9.70	1.93%
Institutional Shares	1,000.00	1,020.29	4.68	0.93%
Class R Shares	1,000.00	1,017.90	7.09	1.41%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,018.75	6.24	1.24%
Class B Shares	1,000.00	1,015.01	10.00	1.99%
Class C Shares	1,000.00	1,015.01	10.00	1.99%
Institutional Shares	1,000.00	1,020.00	4.99	0.99%
Class R Shares	1,000.00	1,017.55	7.44	1.48%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,018.90	6.09	1.21%
Class B Shares	1,000.00	1,015.16	9.85	1.96%
Class C Shares	1,000.00	1,015.16	9.85	1.96%
Institutional Shares	1,000.00	1,020.14	4.84	0.96%
Class R Shares	1,000.00	1,017.65	7.34	1.46%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,018.90	6.09	1.21%
Class B Shares	1,000.00	1,015.21	9.80	1.95%
Class C Shares	1,000.00	1,015.16	9.85	1.96%
Institutional Shares	1,000.00	1,020.14	4.84	0.96%
Class R Shares	1,000.00	1,017.65	7.34	1.46%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	1,009.17	15.83	3.16%
Class C Shares	1,000.00	1,005.39	19.60	3.92%
Institutional Shares	1,000.00	1,010.37	14.64	2.92%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,018.60	6.39	1.27%
Class C Shares	1,000.00	1,014.81	10.20	2.03%
Institutional Shares	1,000.00	1,019.85	5.14	1.02%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,021.24	3.73	0.74%
Institutional Shares	1,000.00	1,022.44	2.52	0.50%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.09	3.88	0.77%
Class C Shares	1,000.00	1,017.35	7.64	1.52%
Institutional Shares	1,000.00	1,022.34	2.62	0.52%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class B Shares	1,000.00	1,016.65	8.35	1.66%
Class C Shares	1,000.00	1,016.65	8.35	1.66%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14 - 3/31/15	Annualized Expense Ratio During Period 10/1/14 - 3/31/15
Sterling Capital Total Return Bond Fund
Class A Shares	$1,000.00	$1,021.39	$3.58	0.71%
Class B Shares	1,000.00	1,017.65	7.34	1.46%
Class C Shares	1,000.00	1,017.65	7.34	1.46%
Institutional Shares	1,000.00	1,022.64	2.32	0.46%
Class R Shares	1,000.00	1,020.19	4.78	0.95%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.69	4.28	0.85%
Class C Shares	1,000.00	1,016.95	8.05	1.60%
Institutional Shares	1,000.00	1,021.94	3.02	0.60%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,020.79	4.18	0.83%
Class C Shares	1,000.00	1,017.05	7.95	1.58%
Institutional Shares	1,000.00	1,022.04	2.92	0.58%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Class C Shares	1,000.00	1,016.45	8.55	1.70%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class C Shares	1,000.00	1,016.65	8.35	1.66%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Class C Shares	1,000.00	1,016.85	8.15	1.62%
Institutional Shares	1,000.00	1,021.84	3.13	0.62%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.49	4.48	0.89%
Class C Shares	1,000.00	1,016.75	8.25	1.64%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.54	4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.54	4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,022.79	2.17	0.43%
Class B Shares	1,000.00	1,019.05	5.94	1.18%
Class C Shares	1,000.00	1,019.05	5.94	1.18%
Institutional Shares	1,000.00	1,024.03	0.91	0.18%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.94	2.02	0.40%
Class B Shares	1,000.00	1,019.20	5.79	1.15%
Class C Shares	1,000.00	1,019.20	5.79	1.15%
Institutional Shares	1,000.00	1,024.18	0.76	0.15%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.89	2.07	0.41%
Class B Shares	1,000.00	1,019.15	5.84	1.16%
Class C Shares	1,000.00	1,019.15	5.84	1.16%
Institutional Shares	1,000.00	1,024.13	0.81	0.16%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class A Shares, Class C Shares and Institutional Shares of Sterling Capital Behavioral International Equity Fund, which are multiplied by 119 days divided by 365 (to reflect the period from commencement of operations).

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.2%

	Consumer Discretionary — 6.7%
10,450	Dillard’s, Inc., Class A	$1,426,529
40,500	Gannett Co., Inc.	1,501,740
161,600	General Motors Co.	6,060,000
13,379	Lear Corp.	1,482,661
70,925	Macy’s, Inc.	4,603,742
38,100	Starz, Class A(a)	1,311,021
21,200	Target Corp.	1,739,884
6,150	Whirlpool Corp.	1,242,669

		19,368,246

	Consumer Staples — 8.2%
61,900	Altria Group, Inc.	3,096,238
104,745	Archer-Daniels-Midland Co.	4,964,913
12,000	Clorox Co. (The)	1,324,680
57,700	CVS Caremark Corp.	5,955,217
10,350	Energizer Holdings, Inc.	1,428,817
60,121	Kroger Co. (The)	4,608,876
49,500	Pilgrim’s Pride Corp.	1,118,205
13,800	Spectrum Brands Holdings, Inc.	1,235,928

		23,732,874

	Energy — 10.0%
42,050	Atwood Oceanics, Inc.	1,182,025
27,700	Cameron International Corp.(a)	1,249,824
17,600	Cheniere Energy, Inc.(a)	1,362,240
32,100	CVR Energy, Inc.	1,366,176
32,650	HollyFrontier Corp.	1,314,815
45,850	Marathon Petroleum Corp.	4,694,581
91,200	National Oilwell Varco, Inc.	4,559,088
41,850	PBF Energy, Inc., Class A	1,419,552
33,950	Schlumberger, Ltd.	2,832,788
17,600	Tesoro Corp.	1,606,704
86,475	Valero Energy Corp.	5,501,540
27,400	World Fuel Services Corp.	1,574,952

		28,664,285

	Financials — 27.9%
48,350	ACE, Ltd.	5,390,542
20,400	Allstate Corp. (The)	1,451,868
38,427	Ameriprise Financial, Inc.	5,027,789
65,150	CBL & Associates Properties, Inc., REIT	1,289,970
54,100	CME Group, Inc.	5,123,811
32,700	Corrections Corp. of America, REIT	1,316,502
18,100	Digital Realty Trust, Inc., REIT	1,193,876
20,500	Endurance Specialty Holdings, Ltd.	1,253,370
19,050	Goldman Sachs Group, Inc. (The)	3,580,829
51,300	HCP, Inc., REIT	2,216,673
62,700	Health Care REIT, Inc.	4,850,472
26,150	Healthcare Trust of America, Inc., Class A, REIT	728,539
41,850	Hospitality Properties Trust, REIT	1,380,631
124,100	Huntington Bancshares, Inc.	1,371,305
88,450	JPMorgan Chase & Co.	5,358,301
26,000	NASDAQ OMX Group, Inc. (The)	1,324,440
60,950	Navient Corp.	1,239,113
33,837	Omega Healthcare Investors, Inc., REIT	1,372,767
21,750	PacWest Bancorp	1,019,857
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	1,040,969
62,116	PNC Financial Services Group, Inc. (The)	5,791,696
1,443	Prudential Financial, Inc.	115,887

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
57,900	Santander Consumer USA Holdings, Inc.	$1,339,806
117,900	SunTrust Banks, Inc.	4,844,511
51,000	Travelers Cos., Inc. (The)	5,514,630
34,075	Ventas, Inc., REIT	2,488,157
29,500	Voya Financial, Inc.	1,271,745
212,699	Wells Fargo & Co.	11,570,826

		80,468,882

	Health Care — 15.3%
8,750	Actavis PLC(a)	2,604,175
49,957	Aetna, Inc.	5,321,919
28,700	Amgen, Inc.	4,587,695
37,252	Anthem, Inc.	5,752,081
38,550	Cigna Corp.	4,989,912
42,200	Gilead Sciences, Inc.(a)	4,141,086
961	Halyard Health, Inc.(a)	47,281
64,850	HCA Holdings, Inc.(a)	4,878,665
12,150	Mallinckrodt PLC(a)	1,538,798
251,000	Pfizer, Inc.	8,732,290
9,102	United Therapeutics Corp.(a)	1,569,503

		44,163,405

	Industrials — 10.3%
33,250	ADT Corp. (The)	1,380,540
22,250	Alaska Air Group, Inc.	1,472,505
28,800	Boeing Co. (The)	4,322,304
119,161	Delta Air Lines, Inc.	5,357,479
41,423	General Dynamics Corp.	5,622,344
9,650	Huntington Ingalls Industries, Inc.	1,352,447
23,175	Lockheed Martin Corp.	4,703,598
33,583	Northrop Grumman Corp.	5,405,520
3,700	Southwest Airlines Co.	163,910

		29,780,647

	Information Technology — 10.3%
36,100	Apple, Inc.	4,491,923
33,550	Avago Technologies, Ltd.	4,260,179
55,900	Booz Allen Hamilton Holding Corp.	1,617,746
32,750	Broadcom Corp., Class A	1,417,911
119,700	Cisco Systems, Inc.	3,294,743
67,050	Corning, Inc.	1,520,694
22,700	Electronic Arts, Inc.(a)	1,335,101
11,100	Oracle Corp.	478,965
27,150	Science Applications International Corp.	1,394,153
72,100	Texas Instruments, Inc.	4,123,039
46,850	Western Digital Corp.	4,263,819
66,800	Western Union Co. (The)	1,390,108

		29,588,381

	Materials — 2.2%
87,350	International Paper Co.	4,847,051
20,950	Rock-Tenn Co., Class A	1,351,275

		6,198,326

	Telecommunication Services — 1.6%
130,600	CenturyLink, Inc.	4,512,230

	Utilities — 5.7%
30,750	Ameren Corp.	1,297,650
99,850	PG&E Corp.	5,299,039
141,550	PPL Corp.	4,764,573

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — (continued)
117,150	Public Service Enterprise Group, Inc.	$4,910,928

		16,272,190

	Total Common Stocks (Cost $244,677,258)	282,749,466

EXCHANGE TRADED FUND — 1.0%
27,849	iShares Russell 1000 Value ETF	2,870,675

	Total Exchange Traded Fund (Cost $2,773,297)	2,870,675

Shares		Fair Value
MONEY MARKET FUND — 0.3%
978,551	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	$978,551

	Total Money Market Fund (Cost $978,551)	978,551

Total Investments — 99.5% (Cost $248,429,106)		286,598,692
Net Other Assets (Liabilities) — 0.5%		1,413,377

NET ASSETS — 100.0%		$288,012,069

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.3%

	Consumer Discretionary — 18.8%
1,420,500	Ascena Retail Group, Inc.(a)	$20,611,455
856,250	Chico’s FAS, Inc.	15,147,063
1,013,400	Interpublic Group of Cos., Inc. (The)	22,416,408
206,250	Kohl’s Corp.	16,139,063
1,558,340	News Corp., Class B(a)	24,730,856
416,285	Omnicom Group, Inc.	32,461,904
265,319	Universal Technical Institute, Inc.	2,547,062
168,882	Viacom, Inc., Class B	11,534,641

		145,588,452

	Financials — 38.3%
773,600	American Capital, Ltd.(a)	11,441,544
1,877,975	Annaly Capital Management, Inc., REIT	19,530,940
317,500	Aspen Insurance Holdings, Ltd.	14,995,525
423,603	Assured Guaranty, Ltd.	11,178,883
1,247,000	E*TRADE Financial Corp.(a)	35,608,085
420,385	Endurance Specialty Holdings, Ltd.	25,702,339
106,230	Enstar Group, Ltd.(a)	15,069,788
1,531,572	Leucadia National Corp.	34,138,740
421,800	Lincoln National Corp.	24,236,628
46,572	Markel Corp.(a)	35,812,005
357,800	Ryman Hospitality Properties, Inc., REIT	21,793,598
178,500	T. Rowe Price Group, Inc.	14,454,930
663,100	Willis Group Holdings PLC	31,948,158

		295,911,163

	Health Care — 11.3%
170,872	Anthem, Inc.	26,384,345
143,604	Becton Dickinson & Co.	20,620,098
192,678	Laboratory Corp. of America Holdings(a)	24,294,769
133,222	Zimmer Holdings, Inc.	15,656,249

		86,955,461

	Industrials — 5.9%
194,050	AGCO Corp.	9,244,542
805,400	Civeo Corp.	2,045,716
515,600	Hertz Global Holdings, Inc.(a)	11,178,208
628,200	Tetra Tech, Inc.	15,089,364
658,700	Uti Worldwide, Inc.(a)	8,102,010

		45,659,840

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 18.3%
1,107,200	Dice Holdings, Inc.(a)	$9,876,224
98,282	DST Systems, Inc.	10,880,800
277,100	Fidelity National Information Services, Inc.	18,859,426
167,350	Global Payments, Inc.	15,342,648
666,913	II-VI, Inc.(a)	12,311,214
766,700	Knowles Corp.(a)	14,774,309
87,425	MicroStrategy, Inc., Class A(a)	14,791,436
453,700	NCR Corp.(a)	13,388,687
203,750	NeuStar, Inc., Class A(a)	5,016,325
497,900	Symantec Corp.	11,633,433
702,200	Western Union Co. (The)	14,612,782

		141,487,284

	Materials — 2.7%
573,600	Chemtura Corp.(a)	15,653,544
353,700	Rayonier Advanced Materials, Inc.	5,270,130

		20,923,674

	Total Common Stocks (Cost $570,980,925)	736,525,874

MONEY MARKET FUND — 4.5%
34,610,517	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	34,610,517

	Total Money Market Fund (Cost $34,610,517)	34,610,517

Total Investments — 99.8% (Cost $605,591,442)		771,136,391
Net Other Assets (Liabilities) — 0.2%		1,584,583

NET ASSETS — 100.0%		$772,720,974

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%

	Consumer Discretionary — 12.7%
18,802	American Axle & Manufacturing Holdings, Inc.(a)	$485,656
57,011	American Eagle Outfitters, Inc.	973,748
9,675	Big Lots, Inc.	464,690
34,960	Boyd Gaming Corp.(a)	496,432
17,821	Brown Shoe Co., Inc.	584,529
22,012	Build-A-Bear Workshop, Inc.(a)	432,536
22,207	Cablevision Systems Corp., Class A	406,388
8,139	Capella Education Co.	528,058
16,574	Cato Corp., (The) Class A	656,330
10,925	Children’s Place, Inc. (The)	701,276
22,020	Citi Trends, Inc.(a)	594,540
24,905	Cooper Tire & Rubber Co.	1,066,930
19,792	Culp, Inc.	529,436
4,006	Dillard’s, Inc., Class A	546,859
36,155	Isle of Capri Casinos, Inc.(a)	507,978
1,652	ITT Educational Services, Inc.(a)	11,217
12,972	Journal Communications, Inc., Class A	192,245
5,987	Lear Corp.	663,479
11,564	Marriott Vacations Worldwide Corp.	937,262
27,617	Monarch Casino & Resort, Inc.(a)	528,589
9,851	Murphy USA, Inc.(a)	712,917
48,307	Orbitz Worldwide, Inc.(a)	563,260
19,803	Overstock.com, Inc.(a)	479,629
29,279	PetMed Express, Inc.	483,689
32,173	Regis Corp.(a)	526,350
32,772	Ruth’s Hospitality Group, Inc.	520,419
23,530	Speedway Motorsports, Inc.	535,308
25,932	Stage Stores, Inc.	594,361
8,746	Strayer Education, Inc.(a)	467,124
19,129	Unifi, Inc.(a)	690,366
7,243	Universal Electronics, Inc.(a)	408,795

		17,290,396

	Consumer Staples — 2.0%
51,864	Central Garden & Pet Co., Class A(a)	550,796
16,268	Ingles Markets, Inc., Class A	804,941
24,416	Pilgrim’s Pride Corp.	551,557
5,322	Sanderson Farms, Inc.	423,897
10,584	SpartanNash Co.	334,031
444	USANA Health Sciences, Inc.(a)	49,337

		2,714,559

	Energy — 2.5%
35,180	Alon USA Energy, Inc.	582,933
32,591	Cloud Peak Energy, Inc.(a)	189,680
24,579	Green Plains, Inc.	701,730
7,837	Pacific Ethanol, Inc.(a)	84,561
17,471	PBF Energy, Inc., Class A	592,616
34,010	Pioneer Energy Services Corp.(a)	184,334
10,171	REX American Resources Corp.(a)	618,499
10,190	Western Refining, Inc.	503,284

		3,457,637

	Financials — 39.7%
13,974	1st Source Corp.	448,985
27,431	AG Mortgage Investment Trust, Inc., REIT	516,800
12,771	Allied World Assurance Co. Holdings AG	515,948
30,919	Altisource Residential Corp., REIT	644,970
33,717	American Capital Mortgage Investment Corp., REIT	605,557

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
31,973	American Equity Investment Life Holding Co.	$931,374
7,420	American Financial Group, Inc.	475,993
13,976	AMERISAFE, Inc.	646,390
11,732	AmTrust Financial Services, Inc.	668,548
109,891	Anworth Mortgage Asset Corp., REIT	559,345
34,583	Apollo Commercial Real Estate Finance, Inc., REIT	594,136
32,245	Apollo Residential Mortgage, Inc., REIT	514,308
45,243	Ares Commercial Real Estate Corp., REIT	499,935
14,785	Argo Group International Holdings, Ltd.	741,468
22,393	Arlington Asset Investment Corp., Class A	538,776
10,689	Aspen Insurance Holdings, Ltd.	504,841
33,868	Associated Estates Realty Corp., REIT	835,862
7,209	Assurant, Inc.	442,705
17,011	Assured Guaranty, Ltd.	448,920
9,078	Axis Capital Holdings, Ltd.	468,243
44,473	Banc of California, Inc.	547,463
18,497	Banco Latinoamericano de Comercio Exterior SA	606,517
50,242	Capstead Mortgage Corp., REIT	591,348
23,921	Chatham Lodging Trust, REIT	703,517
132,271	Chimera Investment Corp., REIT	415,331
57,193	CNO Financial Group, Inc.	984,863
95,669	Cowen Group, Inc., Class A(a)	497,479
28,296	Customers Bancorp, Inc.(a)	689,291
74,072	CYS Investments, Inc., REIT	659,982
34,837	Dime Community Bancshares, Inc.	560,876
61,602	Dynex Capital, Inc., REIT	521,769
23,036	Employers Holdings, Inc.	621,742
8,999	Endurance Specialty Holdings, Ltd.	550,199
25,597	Enterprise Financial Services Corp.	528,834
10,306	FBL Financial Group, Inc., Class A	639,075
18,490	Federated National Holding Co.	565,794
35,006	Fidelity Southern Corp.	590,901
96,277	First BanCorp(a)	596,917
15,888	First Interstate BancSystem, Inc., Class A	442,004
25,603	First Merchants Corp.	602,695
16,034	First NBC Bank Holding Co.(a)	528,801
11,602	Flushing Financial Corp.	232,852
49,961	Gain Capital Holdings, Inc.	488,119
22,932	Gramercy Property Trust, Inc., REIT	643,694
6,632	Hanover Insurance Group, Inc. (The)	481,351
8,329	HCC Insurance Holdings, Inc.	472,004
11,681	HCI Group, Inc.	535,807
21,344	Heritage Insurance Holdings, Inc.(a)	469,781
32,930	Home Loan Servicing Solutions, Ltd.	544,662
29,002	HomeStreet, Inc.(a)	531,317
20,865	Horace Mann Educators Corp.	713,583
25,106	Investment Technology Group, Inc.(a)	760,963
44,553	KCG Holdings, Inc., Class A(a)	546,220
41,351	Maiden Holdings, Ltd.	613,235
55,712	MFA Financial, Inc., REIT	437,896
20,905	Montpelier Re Holdings, Ltd.	803,588
8,807	Navigators Group, Inc. (The)(a)	685,537
15,102	Nelnet, Inc., Class A	714,627
53,379	New Residential Investment Corp., REIT	802,286
75,832	New York Mortgage Trust, Inc., REIT	588,456
28,194	OFG Bancorp	460,126
37,159	Oritani Financial Corp.	540,663
4,256	PartnerRe, Ltd.	486,588
34,062	PennyMac Mortgage Investment Trust, REIT	725,180

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
10,585	Piper Jaffray Cos.(a)	$555,289
7,550	Post Properties, Inc., REIT	429,822
49,251	Radian Group, Inc.	826,924
41,854	Redwood Trust, Inc., REIT	747,931
7,615	Regional Management Corp.(a)	112,397
5,618	Reinsurance Group of America, Inc.	523,541
4,441	RenaissanceRe Holdings, Ltd.	442,901
120,959	Resource Capital Corp., REIT	549,154
9,299	Safety Insurance Group, Inc.	555,615
9,130	Select Income REIT	228,159
24,968	Selective Insurance Group, Inc.	725,320
15,696	Springleaf Holdings, Inc.(a)	812,582
7,977	StanCorp Financial Group, Inc.	547,222
19,720	Starwood Property Trust, Inc., REIT	479,196
37,748	Symetra Financial Corp.	885,568
23,327	Territorial Bancorp, Inc.	554,250
26,762	Trustmark Corp.	649,781
43,332	Two Harbors Investment Corp., REIT	460,186
31,066	United Community Banks, Inc.	586,526
18,898	United Fire Group, Inc.	600,389
29,855	United Insurance Holdings Corp.	671,738
38,701	Universal Insurance Holdings, Inc.	990,359
10,768	Validus Holdings, Ltd.	453,333
29,638	Walker & Dunlop, Inc.(a)	525,482
18,659	Washington Federal, Inc.	406,860
35,944	Western Asset Mortgage Capital Corp., REIT	542,036
15,186	Wintrust Financial Corp.	724,068
4,723	World Acceptance Corp.(a)	344,401
9,354	WR Berkley Corp.	472,471
6,755	WSFS Financial Corp.	510,881

		54,241,419

	Health Care — 5.8%
12,696	Amsurg Corp.(a)	781,058
19,002	Cambrex Corp.(a)	753,049
12,152	Centene Corp.(a)	859,025
9,336	Community Health Systems, Inc.(a)	488,086
9,053	Health Net, Inc.(a)	547,616
9,682	Lannett Co., Inc.(a)	655,568
7,290	LifePoint Hospitals, Inc.(a)	535,451
8,970	Molina Healthcare, Inc.(a)	603,591
17,247	OncoMed Pharmaceuticals, Inc.(a)	444,628
64,414	PDL BioPharma, Inc.	453,152
13,146	Premier, Inc., Class A(a)	494,027
29,437	Quality Systems, Inc.	470,403
21,706	Triple-S Management Corp., Class B(a)	431,515
2,686	United Therapeutics Corp.(a)	463,160

		7,980,329

	Industrials — 12.8%
23,858	AAR Corp.	732,441
35,330	ACCO Brands Corp.(a)	293,592
13,940	Alaska Air Group, Inc.	922,549
7,393	American Woodmark Corp.(a)	404,619
33,007	ARC Document Solutions, Inc.(a)	304,655
21,857	ArcBest Corp.	828,162
15,145	Argan, Inc.	547,795
13,059	Atlas Air Worldwide Holdings, Inc.(a)	561,798
6,330	Barrett Business Services, Inc.	271,177
27,627	Blount International, Inc.(a)	355,836
18,906	CRA International, Inc.(a)	588,355

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
21,034	Douglas Dynamics, Inc.	$480,417
10,916	Ducommun, Inc.(a)	282,724
12,233	Greenbrier Cos., Inc. (The)	709,514
37,224	Hawaiian Holdings, Inc.(a)	819,859
22,852	Heidrick & Struggles International, Inc.	561,702
4,220	Huntington Ingalls Industries, Inc.	591,433
8,538	Insperity, Inc.	446,452
87,905	JetBlue Airways Corp.(a)	1,692,171
5,556	Kadant, Inc.	292,301
22,930	Matson, Inc.	966,729
14,575	MYR Group, Inc.(a)	456,781
24,684	Quad/Graphics, Inc.	567,238
6,118	Regal-Beloit Corp.	488,951
23,586	RR Donnelley & Sons Co.	452,615
36,009	SkyWest, Inc.	526,091
13,703	Trinity Industries, Inc.	486,594
11,860	Universal Forest Products, Inc.	657,993
45,611	Wabash National Corp.(a)	643,115
17,774	West Corp.	599,517

		17,533,176

	Information Technology — 10.5%
6,642	Arrow Electronics, Inc.(a)	406,158
27,696	Benchmark Electronics, Inc.(a)	665,535
42,231	Brocade Communications Systems, Inc.	501,071
9,824	Cabot Microelectronics Corp.(a)	490,905
9,086	CACI International, Inc., Class A(a)	817,013
14,637	Cirrus Logic, Inc.(a)	486,827
8,834	EchoStar Corp., Class A(a)	456,894
9,200	Emulex Corp.(a)	73,324
46,563	Fairchild Semiconductor International, Inc.(a)	846,515
62,795	Harmonic, Inc.(a)	465,311
19,823	Insight Enterprises, Inc.(a)	565,352
16,521	Jabil Circuit, Inc.	386,261
34,078	Marvell Technology Group, Ltd.	500,947
86,693	Monster Worldwide, Inc.(a)	549,634
19,092	NeuStar, Inc., Class A(a)	470,045
26,464	Newport Corp.(a)	504,404
10,752	OmniVision Technologies, Inc.(a)	283,530
37,593	ON Semiconductor Corp.(a)	455,251
7,875	OSI Systems, Inc.(a)	584,798
34,404	Pericom Semiconductor Corp.	532,230
55,811	Photronics, Inc.(a)	474,394
47,865	Polycom, Inc.(a)	641,391
39,105	Sanmina Corp.(a)	945,950
10,958	Science Applications International Corp.	562,693
28,377	Sykes Enterprises, Inc.(a)	705,168
60,982	TTM Technologies, Inc.(a)	549,448
29,690	Vishay Intertechnology, Inc.	410,316

		14,331,365

	Materials — 4.2%
19,763	Berry Plastics Group, Inc.(a)	715,223
11,029	Domtar Corp.	509,760
24,559	Graphic Packaging Holding Co.	357,088
8,934	Kaiser Aluminum Corp.	686,935
28,480	Olin Corp.	912,499
13,924	Schweitzer-Mauduit International, Inc.	642,175
39,677	Trecora Resources(a)	484,059
26,339	Trinseo SA(a)	521,512
14,214	U.S. Concrete, Inc.(a)	481,570

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — (continued)
15,593	United States Steel Corp.	$380,469

		5,691,290

	Telecommunication Services — 0.8%
26,452	IDT Corp., Class B	469,523
66,735	Iridium Communications, Inc.(a)	647,997

		1,117,520

	Utilities — 6.0%
7,930	AGL Resources, Inc.	393,726
15,770	ALLETE, Inc.	832,025
25,167	Avista Corp.	860,208
8,673	El Paso Electric Co.	335,125
23,619	Empire District Electric Co., (The)	586,224
16,059	Great Plains Energy, Inc.	428,454
16,224	IDACORP, Inc.	1,020,003
30,450	New Jersey Resources Corp.	945,777
25,209	Portland General Electric Co.	935,002
16,680	SJW Corp.	515,579
11,524	Westar Energy, Inc.	446,670
16,851	WGL Holdings, Inc.	950,396

		8,249,189

	Total Common Stocks (Cost $113,262,084)	132,606,880

Shares		Fair Value
EXCHANGE TRADED FUND — 1.8%
23,730	iShares Russell 2000 Value ETF	$2,449,173

	Total Exchange Traded Fund (Cost $2,429,297)	2,449,173

MONEY MARKET FUND — 0.8%
1,055,876	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	1,055,876

	Total Money Market Fund (Cost $1,055,876)	1,055,876

Total Investments — 99.6% (Cost $116,747,257)		136,111,929
Net Other Assets (Liabilities) — 0.4%		500,995

NET ASSETS — 100.0%.		$136,612,924

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.0%

	Consumer Discretionary — 19.2%
724,000	Comcast Corp., Class A	$40,884,280
449,000	DIRECTV(a)	38,209,900
1,135,000	Discovery Communications, Inc., Class C(a)	33,454,125
1,852,000	Ford Motor Co.	29,891,280
331,000	Lennar Corp., Class A(b)	17,149,110
677,000	PulteGroup, Inc.	15,049,710

		174,638,405

	Consumer Staples — 2.8%
697,000	Mondelez International, Inc., Class A	25,154,730

	Energy — 0.8%
83,000	EOG Resources, Inc.(b)	7,610,270

	Financials — 11.5%
540,000	American Campus Communities, Inc., REIT	23,149,800
471,000	Capital One Financial Corp.	37,124,220
312,000	CBRE Group, Inc., Class A(a)	12,077,520
530,900	Ryman Hospitality Properties, Inc., REIT	32,337,119

		104,688,659

	Health Care — 15.0%
529,000	HCA Holdings, Inc.(a)	39,796,670
406,000	MEDNAX, Inc.(a)	29,439,060
855,274	Myriad Genetics, Inc.(a)	30,276,700
311,000	UnitedHealth Group, Inc.	36,788,190

		136,300,620

	Industrials — 14.7%
476,000	Expeditors International of Washington, Inc.	22,933,680
317,200	J.B. Hunt Transport Services, Inc.	27,087,294
857,000	Nielsen NV	38,196,490
632,000	Verisk Analytics, Inc., Class A(a)	45,124,800

		133,342,264

	Information Technology — 31.0%
1,750,000	Activision Blizzard, Inc.	39,768,750

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
512,000	Akamai Technologies, Inc.(a)(b)	$36,375,040
572,000	Check Point Software Technologies, Ltd.(a)	46,886,840
1,331,000	Cisco Systems, Inc.	36,635,775
506,000	Citrix Systems, Inc.(a)	32,318,220
426,000	eBay, Inc.(a)	24,571,680
335,000	Intuit, Inc.	32,481,600
1,102,000	NCR Corp.(a)	32,520,020

		281,557,925

	Total Common Stocks (Cost $587,343,249)	863,292,873

MONEY MARKET FUND — 4.0%
36,398,325	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	36,398,325

	Total Money Market Fund (Cost $36,398,325)	36,398,325

Total Investments — 99.0% (Cost $623,741,574)		899,691,198
Net Other Assets (Liabilities) — 1.0%		9,304,726

NET ASSETS — 100.0%		$908,995,924

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.6%

	Consumer Discretionary — 14.5%
1,034,200	Dunkin’ Brands Group, Inc.	$49,186,552
570,000	McDonald’s Corp.	55,540,800
655,000	Omnicom Group, Inc.	51,076,900
1,154,000	Pearson PLC, ADR	24,937,940
533,000	Time Warner Cable, Inc.(a)	79,886,040

		260,628,232

	Consumer Staples — 11.9%
668,000	General Mills, Inc.	37,808,800
613,000	PepsiCo, Inc.	58,615,060
595,000	Philip Morris International, Inc.	44,821,350
1,719,000	Unilever PLC, ADR	71,699,490

		212,944,700

	Energy — 12.1%
1,946,003	Kinder Morgan, Inc.	81,848,873
841,000	Occidental Petroleum Corp.	61,393,000
2,047,000	Spectra Energy Corp.	74,039,990

		217,281,863

	Financials — 9.6%
226,200	Host Hotels & Resorts, Inc., REIT	4,564,716
1,874,500	KKR & Co. LP	42,757,345
1,298,000	MetLife, Inc.	65,613,900
1,075,000	Wells Fargo & Co.	58,480,000

		171,415,961

	Health Care — 18.7%
1,339,000	Abbott Laboratories	62,035,870
767,999	AbbVie, Inc.	44,958,661
420,200	Anthem, Inc.(a)	64,883,082
815,000	Baxter International, Inc.	55,827,500
651,000	Novartis AG, ADR	64,195,110
1,251,000	Pfizer, Inc.	43,522,290

		335,422,513

	Industrials — 6.4%
2,473,000	General Electric Co.	61,355,130
2,000	Honeywell International, Inc.	208,620
542,900	United Parcel Service, Inc., Class B	52,628,726

		114,192,476

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 20.4%
886,000	Accenture PLC, Class A	$83,009,340
416,000	International Business Machines Corp.	66,768,000
1,954,000	Maxim Integrated Products, Inc.	68,018,740
1,288,000	Microsoft Corp.	52,363,640
1,128,000	QUALCOMM, Inc.	78,215,520
338,000	Seagate Technology PLC	17,586,140

		365,961,380

	Materials — 1.4%
365,504	Scotts Miracle-Gro Co. (The), Class A	24,550,904

	Telecommunication Services — 4.6%
1,684,000	Verizon Communications, Inc.	81,892,920

	Total Common Stocks (Cost $1,395,057,610)	1,784,290,949

MONEY MARKET FUND — 0.1%
2,223,997	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	2,223,997

	Total Money Market Fund (Cost $2,223,997)	2,223,997

Total Investments — 99.7% (Cost $1,397,281,607)		1,786,514,946
Net Other Assets (Liabilities) — 0.3%		5,711,022

NET ASSETS — 100.0%		$1,792,225,968

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 81.9%

	Consumer Discretionary — 2.7%
105,000	Global Eagle Entertainment, Inc.(a)(b)	$1,397,550
19,342	Service Corp. International(b)	503,859
70,000	Sizmek, Inc.(a)	508,200
15,000	Stonemor Partners LP	432,150

		2,841,759

	Energy — 16.8%
3,950	Anadarko Petroleum Corp.	327,100
14,300	Apache Corp.(b)	862,719
12,000	ARC Resources, Ltd.	205,764
2,500	ARC Resources, Ltd.	42,951
10,000	Baytex Energy Corp.	158,146
6,600	Baytex Energy Corp.	104,280
11,000	Bonterra Energy Corp.(b)(c)	294,218
10,900	Canadian Natural Resources, Ltd.	334,739
2,300	Canadian Oil Sands, Ltd.	17,887
14,900	Cenovus Energy, Inc.(b)	251,512
12,000	Chesapeake Energy Corp.	169,920
2,700	Cimarex Energy Co.(b)	310,743
2,400	Concho Resources, Inc.(a)(b)	278,208
15,950	ConocoPhillips(b)	993,047
11,300	Continental Resources, Inc.(a)(b)	493,471
16,400	Crescent Point Energy Corp.	366,376
8,650	Cross Timbers Royalty Trust	165,822
23,200	Denbury Resources, Inc.(b)	169,128
12,800	Devon Energy Corp.(b)	771,968
53,090	Dorchester Minerals LP(b)	1,207,265
35,101	Enduro Royalty Trust	143,914
3,000	EnLink Midstream, LLC	97,620
13,850	EOG Resources, Inc.(b)	1,269,908
53,000	Freehold Royalties, Ltd.	748,890
6,300	Freehold Royalties, Ltd.	89,236
7,000	Laredo Petroleum, Inc.(a)	91,280
1,850	Magellan Midstream Partners LP	141,914
30,300	Marathon Oil Corp.(b)	791,133
16,430	Noble Energy, Inc.(b)	803,427
54,000	Northern Oil & Gas, Inc.(a)(b)	416,340
4,100	Occidental Petroleum Corp.	299,300
87,480	Pacific Coast Oil Trust(b)	335,048
2,500	PDC Energy, Inc.(a)(b)	135,100
25,063	Permian Basin Royalty Trust(b)	202,760
1,100	Peyto Exploration & Development Corp.	29,494
18,200	Plains GP Holdings LP, Class A(b)	516,334
29,862	Sabine Royalty Trust(b)	1,174,771
5,400	Shell Midstream Partners LP	210,600
18,500	Suncor Energy, Inc.(b)	541,125
9,650	Tesoro Logistics LP	519,170
3,500	Vermilion Energy, Inc.	147,280
5,588	Western Gas Equity Partners LP(b)	335,280
33,712	Whiting Petroleum Corp.(a)(b)	1,041,701
2,000	Whiting USA Trust II	10,880

		17,617,769

	Financials — 20.4%
8,800	Aflac, Inc.(b)	563,288
48,100	Ambac Financial Group, Inc.(a)(b)	1,164,020
36,900	American Capital, Ltd.(a)	545,751
47,770	Banc of California, Inc.	588,049
90,400	Bank of America Corp.	1,391,256
17,900	BankUnited, Inc.	586,046
37,300	BBX Capital Corp., Class A(a)(b)	693,780

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
16,437	Blackstone Group LP (The)	$639,235
52,460	Boston Private Financial Holdings, Inc.(b)	637,389
18,400	Bridge Bancorp, Inc.(b)	475,272
41,169	Carlyle Group LP (The)(b)	1,115,680
22,100	Citigroup, Inc.(b)	1,138,592
6,339	Citizens Financial Group, Inc.	152,960
21,872	Colony Capital, Inc., REIT	566,922
25,700	Federated Investors, Inc., Class B	870,973
18,927	Fifth Street Asset Management, Inc.	213,307
54,900	KKR & Co. LP(b)	1,252,269
3,900	Medley Management, Inc., Class A	42,861
23,600	Morgan Stanley(b)	842,284
39,818	OM Asset Management PLC	742,207
28,900	Oppenheimer Holdings, Inc., Class A(b)	677,994
21,000	Popular, Inc.(a)(b)	722,190
8,900	Prudential Financial, Inc.	714,759
42,000	Radian Group, Inc.	705,180
14,800	Raymond James Financial, Inc.(b)	840,344
7,748	Sabra Health Care REIT, Inc.	256,846
1,276	ServisFirst Bancshares, Inc.	42,095
27,500	SunTrust Banks, Inc.(b)	1,129,975
6,900	Virtus Investment Partners, Inc.(b)	902,313
27,900	Voya Financial, Inc.(b)	1,202,769

		21,416,606

	Health Care — 22.3%
10,146	ABIOMED, Inc.(a)(b)	726,251
3,000	Actavis PLC(a)	892,860
3,588	Aetna, Inc.(b)	382,230
2,677	Agios Pharmaceuticals, Inc.(a)	252,441
10,785	Akorn, Inc.(a)(b)	512,395
43,945	Amedica Corp.(a)(b)	15,425
6,652	Amsurg Corp.(a)	409,231
13,000	Aquinox Pharmaceuticals, Inc.(a)(b)	111,540
19,452	Ascendis Pharma A/S, ADR(a)	337,492
50,000	Boston Scientific Corp.(a)(b)	887,500
8,000	Brookdale Senior Living, Inc.(a)(b)	302,080
11,000	Cardinal Health, Inc.(b)	992,970
19,768	Cempra, Inc.(a)(b)	678,240
3,602	Centene Corp.(a)	254,625
7,379	Civitas Solutions, Inc.(a)(b)	154,516
2,578	Coherus Biosciences, Inc.(a)(b)	78,835
1,662	Edwards Lifesciences Corp.(a)	236,769
8,000	Endo International PLC(a)	717,600
45,646	Endocyte, Inc.(a)(b)	285,744
6,603	ExamWorks Group, Inc.(a)	274,817
7,213	Fate Therapeutics, Inc.(a)(b)	35,272
4,714	Fluidigm Corp.(a)(b)	198,459
17,002	Globus Medical, Inc., Class A(a)(b)	429,130
8,841	HCA Holdings, Inc.(a)(b)	665,108
17,631	HealthSouth Corp.(b)	782,111
7,035	Hill-Rom Holdings, Inc.(b)	344,715
1,909	Humana, Inc.(b)	339,840
1,625	Illumina, Inc.(a)(b)	301,665
27,310	Immunomedics, Inc.(a)	104,597
23,583	Intersect ENT, Inc.(a)	609,149
5,694	K2M Group Holdings, Inc.(a)	125,553
31,000	Kindred Healthcare, Inc.(b)	737,490
33,395	LDR Holding Corp.(a)(b)	1,223,593
15,000	LHC Group, Inc.(a)(b)	495,450
17,926	Medtronic PLC	1,398,049

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
13,838	NanoString Technologies, Inc.(a)(b)	$141,009
66,017	Neovasc, Inc.(a)(b)	594,153
21,100	NuVasive, Inc.(a)(b)	970,389
23,144	Otonomy, Inc.(a)(b)	818,372
14,610	PharMerica Corp.(a)	411,856
4,808	Portola Pharmaceuticals, Inc.(a)	182,512
12,000	ProQR Therapeutics NV(a)	262,560
13,838	Relypsa, Inc.(a)(b)	499,137
23,961	Repros Therapeutics, Inc.(a)(b)	205,825
16,276	Sarepta Therapeutics, Inc.(a)(b)	216,145
42,596	Streamline Health Solutions, Inc.(a)(b)	152,068
10,132	Surgical Care Affiliates, Inc.(a)	347,832
14,263	Tekmira Pharmaceuticals Corp.(a)	249,032
5,500	Valeant Pharmaceuticals International, Inc.(a)(b)	1,092,410
16,956	VCA, Inc.(a)(b)	929,528

		23,366,570

	Industrials — 0.1%
6,323	Signature Group Holdings, Inc.(a)	38,823

	Information Technology — 17.8%
18,000	Adobe Systems, Inc.(a)(b)	1,330,920
9,500	Apple, Inc.	1,182,085
12,500	Autodesk, Inc.(a)	733,000
22,500	Callidus Software, Inc.(a)	285,300
35,500	Cisco Systems, Inc.(b)	977,137
5,000	eBay, Inc.(a)	288,400
420,393	ID Systems, Inc.(a)(b)	2,677,903
20,000	Informatica Corp.(a)	877,100
15,000	Interactive Intelligence Group, Inc.(a)	617,700
5,000	International Business Machines Corp.	802,500
56,020	Intralinks Holdings, Inc.(a)	579,247
134,000	Kofax, Ltd.(a)	1,467,300
10,000	LivePerson, Inc.(a)	102,350
27,182	Microsoft Corp.	1,105,084
15,000	Model N, Inc.(a)	179,400
50,000	Numerex Corp., Class A(a)	570,000
20,000	Oracle Corp.(b)	863,000
30,000	PROS Holdings, Inc.(a)	741,300
100,000	Redknee Solutions, Inc.(a)	353,717
40,000	Riverbed Technology, Inc.(a)	836,400
51,800	Seachange International, Inc.(a)	406,630
90,000	ServiceSource International, Inc.(a)(b)	279,000
10,000	Teradata Corp.(a)	441,400
8,000	TubeMogul, Inc.(a)	110,560
20,000	Yahoo!, Inc.(a)	888,700

		18,696,133

	Materials — 0.0%
1,000	Mesabi Trust(b)	13,330

	Telecommunication Services — 1.8%
150,709	Boingo Wireless, Inc.(a)	1,136,346
72,521	inContact, Inc.(a)	790,479

		1,926,825

	Total Common Stocks (Cost $86,510,709)	85,917,815

Shares		Fair Value
PREFERRED STOCKS — 0.8%

	Financials — 0.8%
203,388	Fannie Mae, Series R, 7.625%(b)	$793,213
3,494	Freddie Mac	14,535

	Total Preferred Stocks (Cost $1,559,185)	807,748

Contracts
PUT OPTIONS PURCHASED — 0.3%

	Health Care — 0.3%
636	Health Care Select Sector SPDR, Expires 06/19/15, Strike Price $72(d)	125,292
230	Immunomedics, Inc., Expires 08/21/15, Strike Price $5	14,950
200	SPDR S&P Biotech ETF, Expires 04/17/15, Strike Price $225	196,000

	Total Put Options Purchased (Cost $235,786)	336,242

Shares
WARRANTS — 2.9%

	Financials — 2.9%
28,394	Ambac Financial Group, Inc., (Issued/exercisable 05/01/13, 1 Share for 1 Warrant, Expires 04/30/23, Strike Price $16.67)(b)	381,615
339,150	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(b)	176,358
25,900	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(b)	959,336
40,699	Comerica, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $29.40)(b)	659,731
215,600	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.40)(b)	776,160
51,409	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(b)	107,959

	Total Warrants (Cost $3,589,179)	3,061,159

Principal Amount
CORPORATE BONDS — 1.4%

	Information Technology — 1.4%
$2,000,000	ServiceSource International, Inc., 1.500%, 8/1/18	1,471,250

	Total Corporate Bonds (Cost $1,591,528)	1,471,250

Total Long-Term Investments — 87.3% (Cost $93,486,387)		91,594,214

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 12.3%
12,889,113	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(e)	$12,889,113

	Total Money Market Fund (Cost $12,889,113)	12,889,113

Total Investments Before Investments Sold Short — 99.6% (Cost $106,375,500)		104,483,327

INVESTMENTS SOLD SHORT — (28.4)%

	Energy — (3.0)%
(10,000)	Chevron Corp.	(1,049,800)
(10,000)	Exxon Mobil Corp.	(850,000)
(9,500)	Helmerich & Payne, Inc.	(646,665)
(21,000)	Unit Corp.(a)	(587,580)
(3,400)	Vanguard Natural Resources, LLC	(47,532)

		(3,181,577)

	Exchange Traded Funds — (1.8)%
(12,000)	Energy Select Sector SPDR Fund	(930,960)
(4,000)	SPDR S&P Biotech ETF	(902,000)

		(1,832,960)

	Financials — (10.1)%
(27,000)	American Homes 4 Rent, Class A, REIT	(446,850)
(24,100)	American Residential Properties, Inc., REIT(a)	(433,559)
(34,900)	Astoria Financial Corp.	(451,955)
(36,000)	Capitol Federal Financial, Inc.	(450,000)
(10,600)	Commerce Bancshares, Inc.	(448,592)
(27,800)	Dime Community Bancshares, Inc.	(447,580)
(3,100)	Federal Realty Investment Trust, REIT	(456,351)
(11,000)	Financial Engines, Inc.	(460,130)
(50,300)	First Commonwealth Financial Corp.	(452,700)
(15,200)	FirstMerit Corp.	(289,712)
(12,600)	Gaming and Leisure Properties, Inc., REIT	(464,562)
(23,200)	Mack-Cali Realty Corp., REIT	(447,296)
(38,100)	Northwest Bancshares, Inc.	(451,485)
(32,100)	Old National Bancorp	(455,499)
(55,200)	People’s United Financial, Inc.	(839,040)
(9,700)	ProAssurance Corp.	(445,327)
(7,200)	Royal Bank of Canada	(434,592)
(28,100)	Silver Bay Realty Trust Corp., REIT	(454,096)
(5,800)	Taubman Centers, Inc., REIT	(447,354)
(13,200)	Unum Group	(445,236)
(47,700)	Valley National Bancorp	(450,288)
(10,100)	Westamerica Bancorporation	(436,421)
(9,500)	Willis Group Holdings PLC	(457,710)

		(10,566,335)

	Health Care — (6.6)%
(4,445)	Albany Molecular Research, Inc.(a)	(78,232)
(5,364)	AstraZeneca PLC, ADR	(367,059)
(3,869)	athenahealth, Inc.(a)	(461,920)
(7,455)	Baxter International, Inc.	(510,668)
(4,598)	Bruker Corp.(a)	(84,925)
(1,517)	Chemed Corp.	(181,130)
(2,628)	Computer Programs & Systems, Inc.	(142,595)
(5,000)	Exact Sciences Corp.(a)	(110,100)
(2,892)	Foundation Medicine, Inc.(a)	(139,134)
(604)	Haemonetics Corp.(a)	(27,132)
(5,156)	Halozyme Therapeutics, Inc.(a)	(73,628)
(5,227)	HMS Holdings Corp.(a)	(80,757)
(2,115)	IDEXX Laboratories, Inc.(a)	(326,725)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Health Care — (continued)
(18,607)	ImmunoGen, Inc.(a)	$(166,533)
(13,000)	Intrexon Corp.(a)	(589,810)
(6,268)	IPC Healthcare, Inc.(a)	(292,339)
(3,220)	Isis Pharmaceuticals, Inc.(a)	(205,017)
(6,961)	Johnson & Johnson	(700,277)
(1,148)	LifePoint Hospitals, Inc.(a)	(84,321)
(5,418)	Medidata Solutions, Inc.(a)	(265,699)
(16,903)	Myriad Genetics, Inc.(a)	(598,366)
(6,784)	Roche Holding AG, ADR	(233,234)
(1,820)	TESARO, Inc.(a)	(104,468)
(2,100)	Varian Medical Systems, Inc.(a)	(197,589)
(1,677)	Vertex Pharmaceuticals, Inc.(a)	(197,836)
(862)	Waters Corp.(a)	(107,164)
(3,302)	Zimmer Holdings, Inc.	(388,051)
(17,152)	ZIOPHARM Oncology, Inc.(a)	(184,727)

		(6,899,436)

	Information Technology — (6.8)%
(5,000)	Akamai Technologies, Inc.(a)	(355,225)
(7,000)	Alibaba Group Holding, Ltd., ADR(a)	(582,680)
(35,000)	Angie’s List, Inc.(a)	(205,450)
(10,000)	ARRIS Group, Inc.(a)	(288,950)
(5,000)	Arrow Electronics, Inc.(a)	(305,750)
(10,000)	Aspen Technology, Inc.(a)	(384,900)
(10,000)	Box, Inc., Class A, Class A(a)	(197,500)
(22,800)	Cadence Design Systems, Inc.(a)	(420,432)
(3,189)	Cimpress NV(a)	(269,088)
(7,500)	Juniper Networks, Inc.	(169,350)
(7,100)	LendingClub Corp.(a)	(139,515)
(1,500)	NetSuite, Inc.(a)	(139,140)
(20,000)	Nuance Communications, Inc.(a)	(287,000)
(20,000)	NVIDIA Corp.	(418,500)
(18,089)	Polycom, Inc.(a)	(242,391)
(10,000)	Seagate Technology PLC	(520,300)
(5,000)	SolarWinds, Inc.(a)	(256,200)
(5,000)	Splunk, Inc.(a)	(296,000)
(25,000)	Symantec Corp.	(584,125)
(41,700)	Violin Memory, Inc.(a)	(157,209)
(5,000)	Western Digital Corp.	(455,050)
(24,100)	Western Union Co. (The)	(501,521)

		(7,176,276)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Telecommunication Services — (0.1)%
(15,000)	ORBCOMM, Inc.(a)	$(89,550)

Total Investments Sold Short — (28.4)% (Cost $(29,153,973))		(29,746,134)

Total Investments — 71.2% (Cost $77,221,527)		74,737,193
Net Other Assets (Liabilities) — 28.8%		30,166,781

NET ASSETS — 100.0%		$104,903,974

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(c)	Security was fair valued under methods approved by the Board.
(d)	All or a portion of security was held as collateral for written call options.
(e)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%

	Australia — 6.7%
20,150	Bendigo & Adelaide Bank, Ltd.	$192,608
5,925	Commonwealth Bank of Australia	421,493
36,400	Dexus Property Group, REIT	210,148
22,425	GPT Group (The), REIT	78,056
17,150	Lend Lease Group	217,356
4,200	Macquarie Group, Ltd.	245,262
29,100	WorleyParsons, Ltd.	211,666

		1,576,589

	Belgium — 1.0%
2,600	Delhaize Group SA	234,051

	China — 0.9%
234,000	Yangzijiang Shipbuilding Holdings, Ltd.	215,696

	Denmark — 2.0%
100	A.P. Moller - Maersk A/S, Class B	209,249
6,000	Vestas Wind Systems A/S	248,595

		457,844

	Finland — 1.1%
13,400	UPM-Kymmene OYJ	261,078

	France — 7.6%
3,000	Cap Gemini SA	246,350
1,275	Christian Dior SE	240,942
2,925	Electricite de France SA	70,261
10,975	GDF Suez	217,194
16,675	Orange SA	268,318
2,950	Sanofi	291,600
3,600	Technip SA	218,202
1,625	Valeo SA	242,958

		1,795,825

	Germany — 7.7%
2,000	Allianz SE	348,057
250	Continental AG	59,219
2	Deutsche Telekom AG	37
4,375	Fresenius SE & Co. KGaA	261,506
2,425	Hannover Rueck SE	250,839
1,000	Henkel AG & Co. KGaA	103,417
2,300	Merck KGaA	258,559
5,225	ProSiebenSat.1 Media AG	256,778
1,150	Siemens AG	124,519
3,375	United Internet AG	153,886

		1,816,817

	Hong Kong — 5.2%
66,625	BOC Hong Kong Holdings, Ltd.	237,620
13,700	Hang Seng Bank, Ltd.	248,283
35,925	Kerry Properties, Ltd.	124,884
115,875	NWS Holdings, Ltd.	193,109
319,150	PCCW, Ltd.	194,718
63,950	Yue Yuen Industrial Holdings, Ltd.	226,017

		1,224,631

	Ireland — 1.5%
12,325	Experian PLC	204,219
1,925	Shire PLC	153,199

		357,418

	Israel — 2.3%
118,275	Bezeq The Israeli Telecommunication Corp., Ltd.	220,541

Shares		Fair Value
COMMON STOCKS — (continued)

	Israel — (continued)
5,125	Teva Pharmaceutical Industries, Ltd.	$321,464

		542,005

	Italy — 1.0%
78,350	Intesa Sanpaolo SpA	244,143

	Japan — 24.8%
42,000	Aozora Bank, Ltd.	149,181
27,000	Asahi Kasei Corp.	258,665
9,800	Brother Industries, Ltd.	156,313
1,500	Central Japan Railway Co.	271,960
18,000	Daicel Corp.	215,066
48,000	Fuji Electric Co., Ltd.	226,923
1,200	Fuji Heavy Industries, Ltd.	39,932
5,600	Japan Tobacco, Inc.	177,453
58,500	JX Holdings, Inc.	225,445
12,900	KDDI Corp.	292,612
134,000	Kobe Steel, Ltd.	248,034
10,500	Komatsu, Ltd.	206,831
41,600	Mitsubishi Chemical Holdings Corp.	242,313
21,000	Mitsubishi Electric Corp.	250,123
21,800	Nexon Co., Ltd.	232,659
32,000	Nippon Steel & Sumitomo Metal Corp.	80,710
8,200	NOK Corp.	247,501
7,900	Otsuka Holdings Co., Ltd.	247,635
7,800	Panasonic Corp.	102,561
42,400	Resona Holdings, Inc.	210,913
10,300	Seiko Epson Corp.	183,010
39,000	Sumitomo Heavy Industries, Ltd.	255,914
13,500	Sumitomo Rubber Industries, Ltd.	249,660
8,200	Toyota Motor Corp.	573,149
10,100	Yamaha Motor Co., Ltd.	244,384
14,000	Yamazaki Baking Co., Ltd.	252,954

		5,841,901

	Netherlands — 3.6%
3,825	Boskalis Westminster NV	188,367
3,350	Heineken Holding NV	230,893
3,050	Heineken NV	232,943
5,525	Wolters Kluwer NV	180,598

		832,801

	Norway — 1.1%
5,200	Yara International ASA	264,657

	Singapore — 2.0%
69,000	Ascendas REIT	130,222
13,000	Oversea-Chinese Banking Corp., Ltd.	100,127
98,100	Wilmar International, Ltd.	233,035

		463,384

	Spain — 2.9%
32,825	Banco Bilbao Vizcaya Argentaria SA	332,055
45,818	Banco Santander SA	345,698

		677,753

	Sweden — 2.4%
11,400	Boliden AB	226,884
11,950	Industrivarden AB, Class C	224,648
5,850	Securitas AB, Class B	84,026
1,225	Swedbank AB, Class A	29,316

		564,874

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Switzerland — 7.1%
2,950	Adecco SA	$245,884
600	Aryzta AG	36,890
1,675	Baloise Holding AG	221,828
1,825	Lonza Group AG	228,172
1,200	Roche Holding AG	331,056
3,050	Swiss Re AG	295,333
925	Zurich Insurance Group AG	313,442

		1,672,605

	United Kingdom — 16.3%
9,625	3i Group PLC	68,875
31,100	Aberdeen Asset Management PLC	212,030
12,575	Amec Foster Wheeler PLC	168,909
5,450	AstraZeneca PLC	374,029
36,350	Direct Line Insurance Group PLC	172,009
54,650	HSBC Holdings PLC	465,327
32,675	ICAP PLC	255,436
6,475	Imperial Tobacco Group PLC	284,595
30,650	Marks & Spencer Group PLC	243,243
20,975	National Grid PLC	269,044
9,175	Persimmon PLC	226,337
34,775	Royal Mail PLC	226,149
9,825	SSE PLC	218,324
17,300	Subsea 7 SA	148,932
41,100	William Hill PLC	226,128
11,900	WPP PLC	270,258
		3,829,625

	Total Common Stocks (Cost $22,646,230)	22,873,697

EXCHANGE TRADED FUND — 0.7%

	United States — 0.7%
2,575	iShares MSCI EAFE ETF	165,238

	Total Exchange Traded Fund (Cost $157,332)	165,238

Shares		Fair Value
MONEY MARKET FUND — 1.6%

	United States — 1.6%
362,787	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(a)	$362,787

	Total Money Market Fund (Cost $362,787)	362,787

Total Investments — 99.5% (Cost $23,166,349)		23,401,722
Net Other Assets (Liabilities) — 0.5%		122,918

NET ASSETS — 100.0%		$23,524,640

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Sector	Percentage of net assets
Consumer Discretionary	15.4%
Consumer Staples	7.6%
Energy	4.1%
Exchange Traded Fund	0.7%
Financials	27.0%
Health Care	10.5%
Industrials	13.4%
Information Technology	4.1%
Materials	7.6%
Money Market Fund	1.6%
Telecommunication Services	4.2%
Utilities	3.3%

99.5%

See accompanying notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.6%
$ 17,729	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	$17,735
310,000	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class B, 1.310%, 11/8/17	310,732
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2010-5A, Class A, 3.150%, 3/20/17(a)	508,609
250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-3A, Class A, 3.410%, 11/20/17(a)	258,036
300,000	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3, 5.050%, 12/17/18	311,549
285,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	284,861
570,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	569,130
500,000	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/18	501,996
24,016	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.661%, 12/25/35(b)	23,966
527,103	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	527,109
500,000	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	499,573
525,000	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	525,026
106,183	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.846%, 3/25/35(b)	105,982
400,000	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18	399,053
76,288	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.361%, 1/25/36(b)	75,287
94,291	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.431%, 11/25/35(b)	93,171
114,090	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.671%, 3/25/35(b)	113,243
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	250,807
645,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.160%, 1/15/19	646,158
200,000	Santander Drive Auto Receivables Trust 2014-2, Series 2014-2, Class B, 1.620%, 2/15/19	200,440
166,136	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A4, 0.331%, 4/25/36(b)	165,608

	Total Asset Backed Securities (Cost $6,385,528)	6,388,071

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
114,188	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	115,923
117,102	Fannie Mae, Series 2006-90, Class BE, 6.000%, 4/1/35	120,310
121,894	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A3, 0.441%, 9/25/35(b)	121,356

	Total Collateralized Mortgage Obligations (Cost $357,225)	357,589

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.4%
$ 35,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.727%, 5/10/45(b)	$36,020
540,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	571,201
316,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	326,624
84,180	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.431%, 11/10/42(b)	84,097
345,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	345,797
160,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	161,952
500,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.225%, 7/15/44(b)	507,707
250,608	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.298%, 1/15/46(b)	255,421
186,453	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.751%, 6/10/46(b)	193,234
400,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	426,355
450,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	456,784
257,846	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	257,704
538,326	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(b)	558,796
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.269%, 12/15/44(b)	511,157
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	524,365
191,469	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	202,193
468,517	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	496,734
7,517	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	7,647
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	185,699
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.307%, 1/12/44(b)	513,523
445,000	Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AM, 5.204%, 11/14/42(b)	453,301
275,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.462%, 3/12/44(b)	283,518
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	525,372
586,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	590,466

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 462,878	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	$486,727

	Total Commercial Mortgage-Backed Securities (Cost $9,254,360)	8,962,394

CORPORATE BONDS — 60.1%

	Consumer Discretionary — 5.3%
200,000	D.R. Horton, Inc., 6.500%, 4/15/16	209,500
300,000	Daimler Finance North America, LLC, 3.000%, 3/28/16(a)	306,353
240,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 3.500%, 3/1/16	245,280
250,000	ERAC USA Finance, LLC, 5.600%, 5/1/15(a)	250,841
425,000	Ford Motor Credit Co., LLC, 0.899%, 3/27/17(b)	424,830
250,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	252,790
315,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(a)	316,202
300,000	Omnicom Group, Inc., 5.900%, 4/15/16	314,025

		2,319,821

	Consumer Staples — 1.7%
225,000	Cargill, Inc., 1.900%, 3/1/17(a)	228,455
250,000	Dr Pepper Snapple Group, Inc., 2.900%, 1/15/16	254,023
250,000	Lorillard Tobacco Co., 3.500%, 8/4/16	256,949

		739,427

	Energy — 3.4%
250,000	BP Capital Markets PLC, 3.200%, 3/11/16	255,769
431,000	Enterprise Products Operating, LLC, 1.250%, 8/13/15	431,629
265,000	Kinder Morgan Energy Partners LP, 4.100%, 11/15/15	269,669
200,000	Kinder Morgan, Inc., 7.000%, 6/15/17	220,608
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	315,657

		1,493,332

	Financials — 36.5%
450,000	ABN AMRO Bank NV, 1.056%, 10/28/16(a)(b)	453,001
336,000	ACE INA Holdings, Inc., 5.600%, 5/15/15	337,758
300,000	Aegon NV, 4.625%, 12/1/15	307,639
275,000	Ally Financial, Inc., 4.625%, 6/26/15	276,375
288,000	American International Group, Inc., 5.050%, 10/1/15	294,122
320,000	Associated Banc-Corp, 5.125%, 3/28/16	331,499
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.000%, 2/26/16(a)	450,518
350,000	CNA Financial Corp., 6.500%, 8/15/16	374,945
400,000	Comerica, Inc., 3.000%, 9/16/15	404,152
445,000	Countrywide Financial Corp., 6.250%, 5/15/16	468,144
373,000	DDR Corp., REIT, 9.625%, 3/15/16	402,312
250,000	Eksportfinans ASA, 2.375%, 5/25/16	250,893
263,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	269,945
375,000	ERP Operating LP, REIT, 5.125%, 3/15/16	389,783
185,000	Fifth Third Bancorp, 0.690%, 12/20/16(b)	183,890

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 320,000	HCP, Inc., REIT, 3.750%, 2/1/16	$327,266
350,000	Health Care REIT, Inc., 6.200%, 6/1/16	370,733
190,000	HSBC Finance Corp., 5.500%, 1/19/16	196,736
220,000	Huntington National Bank (The), BKNT, 1.300%, 11/20/16	220,216
410,000	ING Bank NV, 2.000%, 9/25/15(a)	412,622
340,000	Jefferies Group, LLC, 3.875%, 11/9/15	344,568
540,000	JPMorgan Chase & Co., 5.150%, 10/1/15	551,189
211,000	KeyBank NA, BKNT, 4.950%, 9/15/15	215,168
305,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	311,508
450,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	469,826
250,000	Liberty Mutual Group, Inc., 6.700%, 8/15/16(a)	268,504
300,000	Macquarie Group, Ltd., 1.255%, 1/31/17(a)(b)	301,611
400,000	Manulife Financial Corp., 3.400%, 9/17/15	404,927
500,000	Morgan Stanley, GMTN, 4.000%, 7/24/15	505,057
305,000	MUFG Union Bank NA, BKNT, 5.950%, 5/11/16	321,338
419,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	444,018
255,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	263,552
425,000	PNC Funding Corp., 2.700%, 9/19/16	435,101
250,000	Raymond James Financial, Inc., 4.250%, 4/15/16	259,586
228,000	Realty Income Corp., REIT, 5.500%, 11/15/15	234,214
300,000	Regions Financial Corp., 5.750%, 6/15/15	302,661
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	323,513
350,000	Royal Bank of Scotland Group PLC, 2.550%, 9/18/15	352,553
285,000	Senior Housing Properties Trust, REIT, 4.300%, 1/15/16	289,290
250,000	Societe Generale SA, 3.100%, 9/14/15(a)	252,577
425,000	Sumitomo Mitsui Banking Corp., 0.900%, 1/18/16	425,541
365,000	SunTrust Banks, Inc., 3.600%, 4/15/16	374,126
275,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	285,878
400,000	UBS AG, 7.000%, 10/15/15	412,737
116,000	US Bancorp, 3.442%, 2/1/16	118,327
250,000	Ventas Realty LP/Ventas Capital Corp., REIT, 3.125%, 11/30/15	253,550
425,000	Wells Fargo & Co., 1.250%, 7/20/16	427,342
125,000	WR Berkley Corp., 5.600%, 5/15/15	125,654

		15,996,465

	Health Care — 3.7%
200,000	AbbVie, Inc., 1.200%, 11/6/15	200,292
415,000	Actavis Funding SCS, 1.348%, 3/12/18(b)	417,619
300,000	Boston Scientific Corp., 6.400%, 6/15/16	317,809
325,000	Medco Health Solutions, Inc., 2.750%, 9/15/15	327,771
375,000	Zimmer Holdings, Inc., 1.450%, 4/1/17	375,743

		1,639,234

	Industrials — 2.6%
200,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	201,500
285,000	International Lease Finance Corp., 4.875%, 4/1/15	285,000
165,000	Norfolk Southern Corp., 5.750%, 1/15/16	171,305
215,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(a)	215,454

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Industrials — (continued)
$ 250,000	Ryder System, Inc., MTN, 7.200%, 9/1/15	$256,281

		1,129,540

	Materials — 1.9%
245,000	Dow Chemical Co. (The), 2.500%, 2/15/16	248,643
200,000	Ecolab, Inc., 3.000%, 12/8/16	206,213
360,000	Glencore Finance Canada, Ltd., 2.050%, 10/23/15(a)	361,512

		816,368

	Telecommunication Services — 1.7%
250,000	British Telecommunications PLC, 2.000%, 6/22/15	250,789
275,000	Telefonica Emisiones SAU, 3.729%, 4/27/15	275,515
241,000	Verizon Communications, Inc., 2.500%, 9/15/16	246,129

		772,433

	Utilities — 3.3%
215,000	Dominion Gas Holdings, LLC, 1.050%, 11/1/16	215,421
404,000	Progress Energy, Inc., 5.625%, 1/15/16	419,105
340,000	PSEG Power, LLC, 5.500%, 12/1/15	350,248
250,000	Sempra Energy, 6.500%, 6/1/16	265,968
215,000	Southern Power Co., Series D, 4.875%, 7/15/15	217,603

		1,468,345

	Total Corporate Bonds (Cost $26,386,387)	26,374,965

MUNICIPAL BONDS — 2.2%

	Arkansas — 0.5%
215,000	Fort Smith, AR, Sales & Use Tax, Public Improvements Revenue, 2.000%, 5/1/15	215,327

	Illinois — 1.2%
500,000	Illinois State, Pension Funding, G.O., Taxable, OID, 4.050%, 6/1/15	502,605

	Indiana — 0.3%
125,000	Indiana Finance Authority, National Collegiate Project, Refunding & Acquisition Revenue, Callable 5/1/15 @ 100, 5.000%, 5/1/25	125,499

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — 0.2%
$ 100,000	Metropolitan Transportation Authority, Transit Improvements Revenue, Series A2, 5.000%, 11/15/15	$103,036

	Total Municipal Bonds (Cost $946,289)	946,467

Shares
MONEY MARKET FUND — 1.2%
534,813	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	534,813

	Total Money Market Fund (Cost $534,813)	534,813

Total Investments — 99.3% (Cost $43,864,602)		43,564,299
Net Other Assets (Liabilities) — 0.7%		306,877

NET ASSETS — 100.0%		$43,871,176

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 8.4%
$ 900,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	$902,387
470,000	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	474,191
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	1,261,059
930,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(a)	929,902
900,000	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	899,231
156,180	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.846%, 3/25/35(b)	155,883
500,000	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	498,091
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(a)	350,013
950,000	Hyundai Auto Receivables Trust, Series 2013-B, Class B, 1.450%, 2/15/19	952,141
111,888	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.361%, 1/25/36(b)	110,421
128,978	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.381%, 2/25/36(b)	128,716
86,481	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.431%, 11/25/35(b)	85,453
250,263	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.671%, 3/25/35(b)	248,404
700,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	702,260

	Total Asset Backed Securities (Cost $7,695,435)	7,698,152

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
168,604	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	178,686
172,093	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	175,535
226,838	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	235,224
81,356	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	88,313
181,595	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	191,086
169,560	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	178,010
735,000	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	761,382
100,273	PHHMC Trust, Series 2007-6, Class A1, 5.457%, 12/18/37(b)	100,016
87,374	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	90,075

	Total Collateralized Mortgage Obligations (Cost $1,977,691)	1,998,327

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.1%
$ 560,843	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(b)	$584,853
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	490,970
730,000	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	776,781
223,883	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.431%, 11/10/42(b)	223,662
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	201,234
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	601,386
673,010	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(a)	665,775
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	506,101
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	800,963
350,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.225%, 7/15/44(b)	355,395
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	500,079
120,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.703%, 12/1/49(b)	129,815
655,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	698,157
615,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.798%, 12/10/49(b)	668,352
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	401,970
635,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	670,051
275,036	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	274,885
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	600,895
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.269%, 12/15/44(b)	511,157
420,960	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	436,381
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	629,239
215,402	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	227,467
173,351	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	183,792
59,778	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(b)	59,756
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.307%, 1/12/44(b)	513,523

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 580,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.874%, 8/12/49(b)	$628,957
900,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	904,816
688,432	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.876%, 8/12/41(b)	720,163
530,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/1/41	561,033
699,923	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.270%, 1/11/43(b)	777,786
394,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	413,993
638,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	642,862
331,311	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(b)	343,747
323,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	339,791
500,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	532,685

	Total Commercial Mortgage-Backed Securities (Cost $18,208,093)	17,578,472

CORPORATE BONDS — 65.0%
	Consumer Discretionary — 5.5%
370,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(a)	378,132
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	448,206
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	555,282
385,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	389,297
200,000	Hyundai Capital America, 1.875%, 8/9/16(a)	201,731
395,000	Hyundai Capital America, 1.450%, 2/6/17(a)	395,437
350,000	Levi Strauss & Co., 7.625%, 5/15/20	364,000
500,000	Lowe’s Cos., Inc., 6.100%, 9/15/17	560,878
270,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	277,425
550,000	Time Warner Cable, Inc., 5.850%, 5/1/17	598,222
525,000	Volkswagen Group of America Finance, LLC, 1.250%, 5/23/17(a)	525,622
355,000	Whirlpool Corp., 1.350%, 3/1/17	355,809

		5,050,041

	Consumer Staples — 1.8%
500,000	Anheuser-Busch InBev Finance, Inc., 1.250%, 1/17/18	500,628
480,000	CVS Caremark Corp., 1.200%, 12/5/16	483,183
425,000	Lorillard Tobacco Co., 3.500%, 8/4/16	436,813
205,000	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	206,862

		1,627,486

	Energy — 7.7%
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	417,759

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 295,000	Chesapeake Energy Corp., 3.503%, 4/15/19(b)	$283,937
390,000	CNOOC Finance 2013, Ltd., 1.125%, 5/9/16	389,519
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	557,007
560,000	Energy Transfer Partners LP, 6.125%, 2/15/17	604,672
570,000	FMC Technologies, Inc., 2.000%, 10/1/17	569,332
530,000	Kinder Morgan, Inc., 7.000%, 6/15/17	584,611
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	400,550
450,000	Phillips 66, 2.950%, 5/1/17	465,425
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	413,055
585,000	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 1/15/17	631,751
500,000	Southern Natural Gas Co., LLC, 5.900%, 4/1/17(a)	537,546
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	288,791
350,000	Total Capital International SA, 0.826%, 8/10/18(b)	351,848
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	315,657
250,000	Williams Partners LP/Williams Partners Finance Corp., 7.250%, 2/1/17	274,648

		7,086,108

	Financials — 34.4%
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(a)	499,552
400,000	Aflac, Inc., 2.650%, 2/15/17	412,351
400,000	Ally Financial, Inc., 2.750%, 1/30/17	398,524
580,000	American Express Credit Corp., MTN, 1.125%, 6/5/17	579,886
410,000	American International Group, Inc., MTN, 5.450%, 5/18/17	446,223
500,000	American Tower Corp., REIT, 7.000%, 10/15/17	563,123
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,100,350
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	450,523
540,000	BNP Paribas SA, MTN, 1.250%, 12/12/16	542,083
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	400,299
585,000	Capital One Bank USA NA, 1.300%, 6/5/17	581,664
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	425,640
350,000	CIT Group, Inc., 4.250%, 8/15/17	354,375
1,000,000	Citigroup, Inc., 1.957%, 5/15/18(b)	1,032,100
395,000	CNA Financial Corp., 6.500%, 8/15/16	423,152
315,000	Comerica Bank, BKNT, 5.750%, 11/21/16	337,678
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	604,324
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.375%, 1/19/17	521,101
400,000	Credit Suisse, GMTN, 1.375%, 5/26/17	400,721
470,000	DDR Corp., REIT, 9.625%, 3/15/16	506,934
250,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	256,602
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	269,248
422,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	462,625
250,000	Fifth Third Bancorp, 0.690%, 12/20/16(b)	248,499
325,000	Fifth Third Bank, BKNT, 1.150%, 11/18/16	325,472
948,000	General Electric Capital Corp., GMTN, 5.625%, 9/15/17	1,048,293

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	$418,227
325,000	Health Care REIT, Inc., 4.700%, 9/15/17	349,117
500,000	Healthcare Realty Trust, Inc., REIT, 6.500%, 1/17/17	543,852
454,000	Host Hotels & Resorts LP, REIT, 5.875%, 6/15/19	471,158
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	631,039
325,000	Huntington National Bank (The), 1.375%, 4/24/17	324,911
605,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	606,529
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	1,034,899
320,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	326,828
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	483,953
500,000	Lloyds Bank PLC, 1.750%, 3/16/18	502,668
305,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	324,810
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	340,825
880,000	Morgan Stanley, 4.750%, 3/22/17	936,842
280,000	MUFG Union Bank NA, BKNT, 3.000%, 6/6/16	286,711
1,000,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,059,709
500,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	516,768
250,000	National Rural Utilities Cooperative Finance Corp., 1.100%, 1/27/17	251,078
330,000	Nordea Bank AB, 1.250%, 4/4/17(a)	330,200
375,000	PACCAR Financial Corp., MTN, 1.450%, 3/9/18	376,783
355,000	PNC Funding Corp., 5.625%, 2/1/17	381,627
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	353,039
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	511,307
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	614,675
500,000	Royal Bank of Scotland Group PLC, 1.875%, 3/31/17	499,282
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(a)	500,959
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	378,216
505,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	556,270
600,000	Sumitomo Mitsui Banking Corp., GMTN, 1.350%, 7/11/17	599,483
440,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	457,405
400,000	Toronto-Dominion Bank (The), MTN, Series 1, 0.805%, 4/30/18(b)	401,700
207,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	213,327
350,000	UBS AG, MTN, 5.875%, 7/15/16	370,271
500,000	UBS, MTN, 1.375%, 8/14/17	499,719
500,000	US Bank NA, 3.778%, 4/29/20(b)	500,903
250,000	Ventas Realty LP, REIT, 1.550%, 9/26/16	251,660
800,000	Wachovia Corp., 5.625%, 10/15/16	855,342
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	251,290

		31,504,724

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care — 5.4%
$ 550,000	Actavis Funding SCS, 2.350%, 3/12/18	$557,438
500,000	Amgen, Inc., 1.250%, 5/22/17	499,595
200,000	Bayer U.S. Finance, LLC, 1.500%, 10/6/17(a)	201,285
450,000	Boston Scientific Corp., 2.650%, 10/1/18	454,953
440,000	DENTSPLY International, Inc., 2.750%, 8/15/16	448,465
670,000	Express Scripts Holding Co., 1.250%, 6/2/17	669,372
475,000	Humana, Inc., 7.200%, 6/15/18	551,563
330,000	Medtronic, Inc., 1.500%, 3/15/18(a)	331,434
250,000	Mylan, Inc., 7.875%, 7/15/20(a)	264,128
500,000	Zimmer Holdings, Inc., 2.000%, 4/1/18	503,999
500,000	Zoetis, Inc., 1.150%, 2/1/16	500,137

		4,982,369

	Industrials — 3.7%
270,000	Bombardier, Inc., 4.250%, 1/15/16(a)	276,939
450,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	453,375
400,000	Dover Corp., 5.450%, 3/15/18	444,498
350,000	Equifax, Inc., 6.300%, 7/1/17	385,956
465,000	International Lease Finance Corp., 4.875%, 4/1/15	465,000
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(a)	456,516
350,000	Service Corp. International, 7.000%, 6/15/17	381,500
485,000	Waste Management, Inc., 6.100%, 3/15/18	547,707

		3,411,491

	Information Technology — 0.4%
395,000	Altera Corp., 1.750%, 5/15/17	397,424

	Materials — 2.9%
338,000	ArcelorMittal, 4.500%, 8/5/15	340,535
250,000	Cemex SAB de CV, 9.500%, 6/15/18(a)	277,250
545,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(a)	552,976
400,000	International Paper Co., 7.950%, 6/15/18	472,504
484,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	518,485
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	465,259

		2,627,009

	Telecommunication Services — 2.2%
330,000	America Movil SAB de CV, 2.375%, 9/8/16	335,409
375,000	America Movil SAB de CV, 1.268%, 9/12/16(b)	376,465
400,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	421,500
285,000	Level 3 Financing, Inc., 9.375%, 4/1/19	298,361
610,000	Verizon Communications, Inc., 1.801%, 9/15/16(b)	619,831

		2,051,566

	Utilities — 1.0%
450,000	Duke Energy Corp., 2.150%, 11/15/16	459,003
400,000	Electricite de France SA, 1.150%, 1/20/17(a)	401,456

		860,459

	Total Corporate Bonds (Cost $59,545,215)	59,598,677

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
FOREIGN GOVERNMENT BOND — 0.5%

	Columbia — 0.5%
$ 400,000	Colombia Government International Bond, 7.375%, 1/27/17	$442,000

	Total Foreign Government Bond (Cost $442,338)	442,000

MORTGAGE-BACKED SECURITIES — 0.0%

	Fannie Mae — 0.0%
22,955	6.500%, 4/1/16, Pool #253706	23,322

	Total Mortgage-Backed Securities (Cost $22,958)	23,322

MUNICIPAL BONDS — 2.9%

	Arizona — 0.6%
500,000	Arizona School Facilities Board, Refunding Certificate of Participation, Taxable, Series A-1, 1.474%, 9/1/17	505,190

	Hawaii — 0.5%
445,000	Hawaii State Highway Revenue, Refunding, Taxable, Series C, 1.600%, 1/1/18	451,252

	Illinois — 0.3%
250,000	Chicago, IL, Midway International Airport Refunding Revenue, Taxable, Series C, 1.320%, 1/1/16	251,683

	Maine — 0.3%
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	253,293

	New Jersey — 0.3%
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	320,554

	South Carolina — 0.5%
500,000	South Carolina State Public Service Authority, Libor Index Refunding Revenue, Taxable, Series D, Callable 12/1/15 @ 100, 1.279%, 6/1/16(b)	500,990

	Washington — 0.4%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.224%, 10/1/17(b)	392,487

	Total Municipal Bonds (Cost $2,655,000)	2,675,449

Principal Amount		Fair Value
U.S. TREASURY NOTE — 0.3%
$ 250,000	1.500%, 8/31/18	$253,848

	Total U.S. Treasury Note (Cost $252,188)	253,848

Shares

PREFERRED STOCKS — 0.1%

	Financials — 0.1%
4,359	Kite Realty Group Trust, REIT, Series A	112,942

	Total Preferred Stocks (Cost $112,832)	112,942

MONEY MARKET FUND — 0.9%
826,381	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	826,381

	Total Money Market Fund (Cost $826,381)	826,381

Total Investments — 99.4% (Cost $91,738,131)		91,207,570
Net Other Assets (Liabilities) — 0.6%		508,794

NET ASSETS — 100.0%		$91,716,364

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
$ 1,086,201	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,134,665
776,108	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	809,232
405,400	Ginnie Mae, Series 1999-17, Class F, 0.475%, 5/16/29(a)	406,620

	Total Collateralized Mortgage Obligations (Cost $2,311,930)	2,350,517

CORPORATE BONDS — 4.4%

	Financials — 4.4%
500,000	Barclays Bank PLC, 3.900%, 4/7/15	500,045
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	501,263
500,000	Morgan Stanley, 2.125%, 4/25/18	505,491

	Total Corporate Bonds (Cost $1,486,803)	1,506,799

MORTGAGE-BACKED SECURITIES — 8.2%

	Fannie Mae — 7.2%
1,850,185	3.584%, 9/1/20, Pool #FN0000	2,003,870
223,896	5.500%, 1/1/33, Pool #678321	252,859
212,831	6.000%, 7/1/37, Pool #938378	232,261

		2,488,990

	Ginnie Mae — 1.0%
319,648	5.000%, 11/20/38, Pool #4283	340,777

	Total Mortgage-Backed Securities (Cost $2,599,348)	2,829,767

MUNICIPAL BONDS — 2.4%

	Illinois — 2.4%
810,000	Village of Rosemont, IL, Corporate Purpose, Refunding G.O., Taxable, Series B (AGM), 2.389%, 12/1/17	830,736

	Total Municipal Bonds (Cost $810,000)	830,736

U.S. GOVERNMENT AGENCIES — 49.7%

	Fannie Mae — 19.7%
1,000,000	1.250%, 10/16/24, STEP	1,004,331
250,000	1.000%, 8/16/27, STEP	250,265
2,000,000	6.250%, 5/15/29	2,867,372
1,700,000	7.125%, 1/15/30	2,640,182

		6,762,150

	Federal Farm Credit Bank — 12.3%
500,000	0.875%, 5/22/17	500,043
3,000,000	4.670%, 2/27/18	3,313,023
400,000	3.150%, 10/15/24	403,124

		4,216,190

	Federal Home Loan Bank — 11.7%
2,250,000	0.375%, 2/19/16	2,251,175
1,000,000	2.000%, 10/9/24, STEP	999,582
500,000	1.000%, 3/28/25, STEP	500,531
250,000	1.500%, 4/10/28, STEP	250,085

		4,001,373

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Freddie Mac — 6.0%
$ 500,000	4.875%, 6/13/18	$561,052
500,000	2.375%, 1/13/22	517,049
500,000	3.000%, 8/27/27	493,920
500,000	1.000%, 3/12/30, STEP	497,949

		2,069,970

	Total U.S. Government Agencies (Cost $16,338,113)	17,049,683

U.S. TREASURY BILLS(b) — 2.9%
1,000,000	0.000%, 10/15/15(b)	999,302

	Total U.S. Treasury Bills (Cost $999,436)	999,302

U.S. TREASURY NOTES — 21.8%
350,000	0.250%, 5/15/15	350,055
1,000,000	0.250%, 5/31/15	1,000,078
400,000	4.500%, 11/15/15	410,688
294,375	2.000%, 1/15/16(c)	301,895
1,000,000	3.000%, 8/31/16	1,036,719
1,000,000	3.000%, 2/28/17	1,046,797
1,750,000	1.875%, 9/30/17	1,799,219
1,000,000	1.250%, 4/30/19	1,001,250
500,805	0.625%, 1/15/24(c)	521,619

	Total U.S. Treasury Notes (Cost $7,433,858)	7,468,320

Shares
MONEY MARKET FUND — 3.0%
1,040,476	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(d)	1,040,476

	Total Money Market Fund (Cost $1,040,476)	1,040,476

Total Investments — 99.3% (Cost $33,019,964)		34,075,600
Net Other Assets (Liabilities) — 0.7%		228,519

NET ASSETS — 100.0%		$34,304,119

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(b)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 12.6%
$ 4,646,000	Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.240%, 11/15/18	$4,651,078
3,000,000	Americredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	3,009,312
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,118,925
1,146,398	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.511%, 11/25/35(a)	1,112,045
3,330,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(b)	3,371,036
9,154,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	9,254,282
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.571%, 10/25/34(a)	2,324,394
1,018,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	1,014,601
3,688,000	CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.980%, 1/15/19	3,687,085
5,578,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	5,761,583
6,210,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	6,462,393
341,506	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.241%, 8/25/35	343,576
5,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	5,296,788
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.611%, 1/25/36(a)	5,914,380
6,034,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,146,763
4,000,000	Ford Credit Auto Owner Trust 2015-REV1, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,033,588
2,009,909	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.371%, 1/25/36(a)	1,935,608
1,373,905	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.296%, 10/25/33(a)	1,319,440
625,657	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.671%, 3/25/35(a)	621,010
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.671%, 11/25/35(a)	2,305,159
2,500,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	2,495,853
1,245,000	SBA Tower Trust, Series 2014-1A, Class C, STEP, 2.898%, 10/15/44(b)	1,260,132
4,144,348	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.491%, 10/25/35(a)	4,014,315
3,200,000	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	3,195,866
2,769,442	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/18	2,769,661
1,325,000	World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.940%, 4/15/19	1,325,126

	Total Asset Backed Securities (Cost $87,015,580)	87,743,999

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
$ 700,463	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.652%, 4/25/35(a)	$683,595
836,119	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	868,939
1,480,421	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,478,389
228,184	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	231,718
197,930	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	207,969
961,042	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,018,513
192,362	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	196,209
285,591	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	297,364
153,242	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	154,585
701,232	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	742,240
356,961	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	371,724
2,722,051	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	3,032,180
1,149,811	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,283,566
2,224,331	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/1/27	2,325,813
3,282,777	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,625,584
6,067,573	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	6,200,289
1,716,032	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,863,470
3,175,613	Freddie Mac, Series 4387, Class VM, 4.000%, 11/1/25	3,502,186
2,165,482	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	2,420,238
3,202,076	Freddie Mac, Series 4323, Class VA, 4.000%, 3/15/27	3,563,507
358,259	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	385,633
3,110,835	Freddie Mac, Series 4331, Class V, 4.000%, 11/1/28	3,413,647
876,712	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	974,938
4,099,687	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	4,361,387
2,327,729	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,410,282
1,102,623	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	1,196,015
984,387	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,015,501
916,666	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	950,974

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 193,521	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	$199,056
401,596	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	403,784
964,161	PHHMC Trust, Series 2007-6, Class A1, 5.457%, 12/18/37(a)	961,695
128,432	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	131,237
1,210,406	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	1,245,452
1,057,336	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,107,716
599,563	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.462%, 12/25/34(a)	585,889
1,714,306	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,731,154
1,357,763	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.404%, 6/25/34(a)	1,354,829
490,490	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	501,277
271,977	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	277,958
166,691	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	171,650
1,124,447	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.618%, 1/25/35(a)	1,115,781
497,061	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	509,790
2,357,203	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.605%, 10/25/35(a)	2,364,583
281,519	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	290,220

	Total Collateralized Mortgage Obligations (Cost $60,494,842)	61,728,526

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
3,287,061	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	3,427,784
1,710,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	1,808,802
4,000,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	4,134,484
78,903	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.597%, 4/10/49(a)	78,936
3,518,413	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,743,883
2,238,835	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.431%, 11/10/42(a)	2,236,623
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,569,624
4,882,785	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,830,296

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/1/42(a)	$2,735,887
2,085,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,256,766
2,838,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	2,987,838
1,575,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.703%, 12/1/49(a)	1,703,822
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/1/46	3,916,871
4,050,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	4,316,846
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,318,763
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	1,429,785
2,545,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.798%, 12/10/49(a)	2,765,781
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.028%, 12/10/49(a)	1,629,300
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	3,902,967
1,083,677	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.903%, 9/1/39(a)	1,160,534
3,620,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/1/23(a)	3,938,325
5,180,000	FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.062%, 12/25/24	5,434,514
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,764,136
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,526,016
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	4,475,568
2,704,232	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	2,803,293
2,350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	2,464,518
2,250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	2,517,473
1,982,299	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,107,975
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.265%, 9/15/45(a)	1,917,778
59,778	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	59,756
3,374,543	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	3,663,825
1,135,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.874%, 8/12/49(a)	1,230,804
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	719,771

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 4,218,384	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.270%, 1/11/43(a)	$4,687,658
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.462%, 3/12/44(a)	2,464,028
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.252%, 9/1/47(a)(b)	4,578,072
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.252%, 9/1/47(a)(b)	712,729
4,535,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.686%, 4/15/49(a)	4,881,683
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,067,176
716,118	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	728,821
1,938,053	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,010,798
2,144,961	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,255,476
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,212,788
500,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	569,001
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,249,290
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,112,231
250,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	265,740
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	4,010,055
1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,101,631

	Total Commercial Mortgage-Backed Securities (Cost $123,856,987)	122,486,521

CORPORATE BONDS — 33.6%

	Consumer Discretionary — 3.9%
1,393,000	21st Century Fox America, Inc., 5.400%, 10/1/43	1,696,120
1,450,000	CBS Corp., 4.600%, 1/15/45	1,476,139
1,650,000	Comcast Corp., 4.200%, 8/15/34	1,787,501
1,300,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,516,078
1,306,000	Ford Motor Co., 7.450%, 7/16/31	1,803,051
2,915,000	Ford Motor Credit Co., LLC, 0.899%, 3/27/17(a)	2,913,834
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	1,642,124
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,026,351
1,633,000	Lear Corp., 5.375%, 3/15/24	1,690,155
1,400,000	Levi Strauss & Co., 7.625%, 5/15/20	1,456,000
1,015,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	1,316,872
1,300,000	Omnicom Group, Inc., 3.650%, 11/1/24	1,344,793
917,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	942,218
1,660,000	Time Warner Cable, Inc., 4.000%, 9/1/21	1,776,818

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Consumer Discretionary — (continued)
$ 1,602,000	Time Warner Cable, Inc., 4.500%, 9/15/42	$1,643,274
1,250,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,412,500
1,250,000	Viacom, Inc., 5.850%, 9/1/43	1,407,161

		26,850,989

	Consumer Staples — 0.7%
1,240,000	Altria Group, Inc., 5.375%, 1/31/44	1,450,200
1,322,000	CVS Health Corp., 6.125%, 9/15/39	1,725,834
895,000	Lorillard Tobacco Co., 6.875%, 5/1/20	1,066,735
583,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	595,592

		4,838,361

	Energy — 5.3%
1,642,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,641,227
1,200,000	Buckeye Partners LP, 4.150%, 7/1/23	1,186,805
1,500,000	Chesapeake Energy Corp., 3.503%, 4/15/19(a)	1,443,750
1,475,000	CNOOC Nexen Finance, 4.250%, 4/30/24	1,568,036
1,425,000	Enable Midstream Partners LP, 5.000%, 5/15/44(b)	1,300,293
1,697,000	Energy Transfer Partners LP, 4.050%, 3/15/25	1,711,357
1,330,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	1,352,927
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,431,738
1,233,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	1,308,521
1,250,000	Hess Corp., 5.600%, 2/15/41	1,365,125
1,862,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	1,818,554
1,136,000	Kinder Morgan, Inc., 7.000%, 6/15/17	1,253,052
1,165,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,365,257
1,415,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/1/20	1,485,750
856,000	NuStar Logistics LP, 8.150%, 4/15/18	958,920
1,575,000	Oceaneering International, Inc., 4.650%, 11/15/24	1,592,380
1,177,000	Phillips 66, 5.875%, 5/1/42	1,402,111
1,304,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,365,940
1,528,000	Shell International Finance BV, 4.550%, 8/12/43	1,732,009
910,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	1,102,483
2,265,000	Spectra Energy Partners LP, 3.500%, 3/15/25	2,276,282
1,790,000	Statoil ASA, 4.800%, 11/8/43	2,090,611
762,000	TC Pipelines LP, 4.375%, 3/13/25	769,556
1,500,000	Total Capital International SA, 0.826%, 8/10/18(a)	1,507,922
1,100,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	1,165,450
858,000	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	862,290

		37,058,346

	Financials — 16.7%
1,715,000	Ally Financial, Inc., 2.750%, 1/30/17	1,708,672
1,486,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,528,517
1,545,000	Ares Finance Co., LLC, 4.000%, 10/8/24(b)	1,519,698
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,714,808

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Financials — (continued)
$ 1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	$1,489,530
2,835,000	Bank of America Corp., MTN, 6.875%, 4/25/18	3,242,837
1,282,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,630,885
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	2,002,837
3,038,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	3,249,767
1,125,000	Brixmor Operating Partnership LP, 3.850%, 2/1/25	1,125,923
1,950,000	Capital One Financial Corp., 3.200%, 2/5/25	1,933,811
1,515,000	CBRE Services, Inc., 5.250%, 3/15/25	1,628,625
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,974,375
2,500,000	Citigroup, Inc., 1.957%, 5/15/18(a)	2,580,250
1,210,000	Citigroup, Inc., 5.875%, 1/30/42	1,543,771
1,670,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,728,787
1,378,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	1,386,613
1,815,000	Credit Suisse, MTN, 3.625%, 9/9/24	1,875,924
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,628,223
565,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	615,144
1,554,000	Excel Trust LP, REIT, 4.625%, 5/15/24	1,630,674
1,906,000	First Data Corp., 7.375%, 6/15/19(b)	1,991,770
1,388,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,996,677
2,199,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(a)	2,473,875
1,552,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	2,022,995
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,490,631
2,100,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,332,602
1,560,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,562,732
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,979,515
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	985,213
1,934,000	HSBC Finance Corp., 6.676%, 1/15/21	2,296,490
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,447,324
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,718,771
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,038,514
1,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	1,738,200
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,558,687
1,152,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,358,034
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,427,316
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,211,544
3,735,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,248,010
4,241,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	4,494,226
1,670,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,675,010
987,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,592,535
1,655,000	Nippon Life Insurance Co., 5.100%, 10/16/44(a)(b)	1,793,606

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Financials — (continued)
$ 1,000,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	$1,315,329
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,751,723
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,632,310
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	539,744
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,121,769
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,538,269
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,148,473
1,390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,520,061
1,670,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,705,197
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,521,249
1,120,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	1,276,952
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,909,303
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,095,745
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,487,059
1,485,000	Symetra Financial Corp., 4.250%, 7/15/24	1,551,026
2,540,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	2,603,223
1,062,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,501,139
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,141,697
1,304,000	Ventas Realty LP, REIT, 5.700%, 9/30/43	1,602,310
1,595,000	Wachovia Corp., 5.500%, 8/1/35	1,879,247
1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	1,469,298
1,415,000	XLIT, Ltd., 4.450%, 3/31/25	1,424,158

		115,909,229

	Health Care — 1.3%
915,000	Actavis Funding SCS, 3.800%, 3/15/25	944,307
1,250,000	Amgen, Inc., 5.150%, 11/15/41	1,439,700
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,189,960
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	781,320
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,246,695
1,675,000	Medtronic, Inc., 4.375%, 3/15/35(b)	1,821,467
1,666,000	Zimmer Holdings, Inc., 4.250%, 8/15/35	1,718,484

		9,141,933

	Industrials — 1.3%
1,381,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,576,177
1,535,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	1,546,513
1,650,000	International Lease Finance Corp., 4.875%, 4/1/15	1,650,000
1,701,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,838,143
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,220,065
1,335,000	Waste Management, Inc., 4.100%, 3/1/45	1,364,120

		9,195,018

	Information Technology — 0.4%
1,900,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19(b)	1,900,654

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Information Technology — (continued)
$ 1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	$1,224,145

		3,124,799

	Materials — 2.0%
1,400,000	Cemex SAB de CV, 5.875%, 3/25/19(b)	1,445,500
1,626,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(b)	1,671,552
854,000	International Paper Co., 7.300%, 11/15/39	1,139,393
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,332,240
2,150,000	LYB International Finance BV, 4.875%, 3/15/44	2,309,429
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,403,685
1,305,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	1,397,981
1,200,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,249,500
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,822,907

		13,772,187

	Telecommunication Services — 1.3%
856,000	British Telecommunications PLC, 9.625%, 12/15/30	1,411,776
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,351,824
1,300,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(b)	1,369,875
1,365,000	Level 3 Financing, Inc., 9.375%, 4/1/19	1,428,991
1,244,000	Verizon Communications, Inc., 6.550%, 9/15/43	1,619,886
1,577,000	Verizon Communications, Inc., 5.012%, 8/21/54	1,636,279

		8,818,631

	Utilities — 0.7%
1,675,000	CMS Energy Corp., 4.700%, 3/31/43	1,893,241
1,354,000	Progress Energy, Inc., 3.150%, 4/1/22	1,395,672
1,802,000	PSEG Power, LLC, 2.450%, 11/15/18	1,825,976

		5,114,889

	Total Corporate Bonds (Cost $224,730,498)	233,824,382

FOREIGN GOVERNMENT BONDS — 0.6%

	Mexico — 0.6%
1,094,000	United Mexican States, 5.550%, 1/21/45	1,282,715
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,759,400

		4,042,115

	Total Foreign Government Bonds (Cost $3,404,330)	4,042,115

MORTGAGE-BACKED SECURITIES — 10.5%

	Fannie Mae — 7.1%
38,281	5.000%, 8/1/20, Pool #832058	40,253
149,704	6.000%, 7/1/22, Pool #944967	157,893
155,777	5.000%, 9/1/25, Pool #255892	173,026
1,825,443	4.000%, 2/1/32, Pool #MA0977	1,980,032
3,920,976	4.000%, 6/1/34, Pool #MA1922	4,234,911
3,557,413	3.500%, 11/1/34, Pool #MA2077	3,761,414
121,357	6.500%, 1/1/35, Pool #809198	139,435
3,490,095	4.000%, 3/1/35, Pool #MA2211	3,767,248
59,919	7.000%, 6/1/35, Pool #255820	69,229

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$ 38,724	7.000%, 6/1/35, Pool #830686	$39,575
207,656	6.500%, 3/1/36, Pool #866062	240,314
119,072	6.500%, 7/1/36, Pool #885493	136,706
1,819,152	5.500%, 8/1/37, Pool #995082	2,057,226
1,057,972	4.500%, 10/1/39, Pool #AC2645	1,156,312
852,880	5.000%, 6/1/40, Pool #AD4927	954,537
620,791	5.000%, 6/1/40, Pool #AD8718	691,125
2,238,825	4.500%, 12/1/40, Pool #AH1100	2,452,095
1,829,026	4.500%, 5/1/41, Pool #AI1023	2,004,720
2,804,983	4.000%, 9/1/41, Pool #AI3940	3,006,380
955,295	4.500%, 11/1/41, Pool #AJ4994	1,046,622
1,691,871	4.500%, 12/1/41, Pool #AJ7696	1,853,473
2,871,742	4.000%, 1/1/42, Pool #MA0956	3,077,564
2,784,052	3.500%, 6/1/42, Pool #AB5373	2,929,408
4,685,403	3.500%, 5/1/43, Pool #AB9368	4,926,433
2,419,580	4.500%, 11/1/44, Pool #MA2100	2,645,564
3,137,148	4.500%, 1/1/45, Pool #MA2158	3,439,914
2,175,719	4.000%, 3/1/45, Pool #MA2217	2,329,418

		49,310,827

	Freddie Mac — 3.0%
205,762	5.500%, 10/1/21, Pool #G12425	224,549
139,440	5.000%, 12/1/21, Pool #J04025	147,720
256,499	5.000%, 7/1/25, Pool #C90908	284,134
558,370	2.500%, 1/1/28, Pool #J22069	573,647
433,408	4.000%, 11/1/31, Pool #C91410	467,556
1,759,676	3.500%, 4/1/32, Pool #C91437	1,857,044
2,766,883	3.500%, 7/1/32, Pool #C91467	2,920,215
223,187	5.000%, 3/1/36, Pool #G08115	248,082
21,174	6.500%, 5/1/36, Pool #A48509	24,256
62,225	5.000%, 7/1/36, Pool #G02291	69,109
664,797	6.500%, 9/1/36, Pool #G08152	761,580
319,962	5.000%, 2/1/37, Pool #A57714	354,381
259,209	4.500%, 10/1/39, Pool #A89346	282,818
952,274	5.000%, 6/1/40, Pool #C03479	1,057,092
585,428	3.768%, 7/1/40, Pool #1B4948(a)	622,483
2,205,388	5.000%, 7/1/40, Pool #A93070	2,448,727
2,596,559	4.000%, 12/1/42, Pool #G07266	2,786,320
1,927,108	3.500%, 5/1/43, Pool #Q18305	2,022,308
1,881,900	4.000%, 5/1/44, Pool #V81186	2,019,088
848,374	4.000%, 7/1/44, Pool #G08595	906,280
737,512	4.000%, 9/1/44, Pool #Q28299	791,717

		20,869,106

	Ginnie Mae — 0.4%
552,167	5.000%, 2/15/40, Pool #737037	617,374
2,106,882	4.500%, 9/20/40, Pool #4801	2,302,412

		2,919,786

	Total Mortgage-Backed Securities (Cost $71,362,416)	73,099,719

MUNICIPAL BONDS — 8.8%

	California — 2.3%
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,274,425
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,152,920

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	California — (continued)
$ 5,460,000	Solano County Community College District, Refunding Revenue, Taxable, Series B, G.O., 2.909%, 8/1/20	$5,726,994
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,999,434
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,970,639

		16,124,412

	Colorado — 0.3%
1,810,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	1,832,064

	Connecticut — 0.5%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,247,800

	District of Columbia — 0.3%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,921,502

	Florida — 0.7%
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,131,029
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,710,000

		4,841,029

	Georgia — 0.3%
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,894,611

	Illinois — 0.7%
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,582,080

	New Jersey — 0.2%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,305,078

	New York — 1.3%
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,047,180
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	747,870
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	900,387
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,238,836
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,858,333

		8,792,606

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — 0.6%
$ 4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	$4,555,575

	Ohio — 0.7%
4,165,000	Columbus City School District, Refunding Revenue, Taxable, G.O., 5.000%, 12/1/22	4,882,171

	Pennsylvania — 0.3%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,298,962

	Texas — 0.2%
1,390,000	State of Texas Public Finance Authority, Taxable, Series B, Refunding G.O., 3.093%, 10/1/24	1,453,926

	Washington — 0.2%
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,723,159

	Wisconsin — 0.2%
1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	1,641,607

	Total Municipal Bonds (Cost $58,427,099)	61,096,582

U.S. GOVERNMENT AGENCIES — 2.2%

	Fannie Mae — 0.3%
1,471,000	6.250%, 5/15/29	2,108,952

	Federal Home Loan Bank — 1.9%
13,385,000	0.500%, 9/28/16	13,385,495

	Total U.S. Government Agencies (Cost $15,350,632)	15,494,447

U.S. TREASURY BONDS — 1.1%
2,826,854	1.750%, 1/15/28(c)	3,308,525
3,342,285	0.625%, 2/15/43(c)	3,274,657
839,000	3.125%, 2/15/43	936,927

	Total U.S. Treasury Bonds (Cost $7,499,893)	7,520,109

U.S. TREASURY NOTES — 1.7%
10,840,000	0.875%, 7/15/17	10,894,200
563,000	2.750%, 2/15/24	603,378

	Total U.S. Treasury Notes (Cost $11,442,465)	11,497,578

Continued

35

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS — 0.9%

	Financials — 0.7%
61,601	Citigroup Capital XIII, 7.875%	$1,633,659
52,677	Lloyds Banking Group PLC, 7.750%	1,339,049
65,135	US Bancorp, Series F, 6.500%	1,935,161

		4,907,869

	Telecommunication Services — 0.2%
47,000	Qwest Corp., 7.000%	1,245,500

	Total Preferred Stocks (Cost $5,900,209)	6,153,369

MONEY MARKET FUND — 1.0%
7,027,423	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(d)	7,027,423

	Total Money Market Fund (Cost $7,027,423)	7,027,423

Total Investments — 99.5% (Cost $676,512,374)		691,714,770
Net Other Assets (Liabilities) — 0.5%		3,387,773

NET ASSETS — 100.0%		$695,102,543

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors.The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 0.5%
$ 300,000	SBA Tower Trust, Series 2014-1A, Class C, STEP, 2.898%, 10/15/44(a)	$303,646

	Total Asset Backed Securities (Cost $288,308)	303,646

CORPORATE BONDS — 96.5%

	Consumer Discretionary — 7.7%
320,000	21st Century Fox America, Inc., 4.500%, 2/15/21	354,451
325,000	CBS Corp., 2.300%, 8/15/19	325,049
425,000	Daimler Finance North America, LLC, 3.250%, 8/1/24(a)	442,027
390,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	401,289
360,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	364,018
455,000	Grupo Televisa SAB, 6.000%, 5/15/18	516,011
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	471,317
255,000	Lear Corp., 5.375%, 3/15/24	263,925
325,000	Levi Strauss & Co., 7.625%, 5/15/20	338,000
245,000	Omnicom Group, Inc., 3.650%, 11/1/24	253,442
510,000	Time Warner Cable, Inc., 4.000%, 9/1/21	545,890
230,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	259,900

		4,535,319

	Consumer Staples — 1.2%
380,000	Altria Group, Inc., 4.750%, 5/5/21	424,157
225,000	Lorillard Tobacco Co., 6.875%, 5/1/20	268,174
50,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	51,080

		743,411

	Energy — 13.2%
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	333,843
385,000	Buckeye Partners LP, 2.650%, 11/15/18	384,858
550,000	Chesapeake Energy Corp., 3.503%, 4/15/19(b)	529,375
250,000	CNOOC Nexen Finance, 4.250%, 4/30/24	265,769
450,000	Enable Midstream Partners LP, 3.900%, 5/15/24(a)	433,601
415,000	Energy Transfer Partners LP, 4.050%, 3/15/25	418,511
405,000	EnLink Midstream Partners LP, 4.400%, 4/1/24	425,727
448,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	475,440
272,000	Kinder Morgan Energy Partners LP, 6.850%, 2/15/20	317,473
154,000	Kinder Morgan, Inc., 7.000%, 6/15/17	169,868
275,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	322,271
247,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/1/20	259,350
303,000	NuStar Logistics LP, 4.750%, 2/1/22	290,880
285,000	Oceaneering International, Inc., 4.650%, 11/15/24	288,145
410,000	Petrofac, Ltd., 3.400%, 10/10/18(a)	404,274
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	380,445
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	429,475
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	369,514
355,000	Spectra Energy Partners LP, 3.500%, 3/15/25	356,768
163,000	TC Pipelines LP, 4.375%, 3/13/25	164,616
368,000	Western Gas Partners LP, 4.000%, 7/1/22	374,075

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 300,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	$317,850
135,000	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	135,675

		7,847,803

	Financials — 54.2%
270,000	AgriBank FCB, Series AI, 9.125%, 7/15/19	344,574
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	371,963
255,000	Alleghany Corp., 4.950%, 6/27/22	282,543
335,000	Ally Financial, Inc., 2.750%, 1/30/17	333,764
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	288,011
380,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	373,777
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	274,538
400,000	Associated Banc-Corp, 2.750%, 11/15/19	405,094
560,000	Associates Corp. of North America, 6.950%, 11/1/18	652,179
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	253,011
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,075,226
875,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	935,156
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.350%, 9/8/19(a)	252,361
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	518,807
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	395,913
185,000	Brixmor Operating Partnership LP, 3.850%, 2/1/25	185,152
600,000	Capital One Financial Corp., 3.200%, 2/5/25	595,019
255,000	CBRE Services, Inc., 5.250%, 3/15/25	274,125
335,000	CIT Group, Inc., 4.250%, 8/15/17	339,187
390,000	Citigroup, Inc., 3.500%, 5/15/23	388,920
350,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	362,321
338,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	340,113
355,000	Credit Suisse, MTN, 3.625%, 9/9/24	366,916
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	438,538
355,000	DDR Corp., REIT, 9.625%, 3/15/16	382,897
365,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	364,500
300,000	Excel Trust LP, REIT, 4.625%, 5/15/24	314,802
485,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	531,690
355,000	First American Financial Corp., 4.300%, 2/1/23	355,467
250,000	First Data Corp., 7.375%, 6/15/19(a)	261,250
410,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	417,095
1,100,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(b)	1,237,500
515,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	532,702
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	350,737
235,000	Health Care REIT, Inc., 4.950%, 1/15/21	261,029
505,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	505,884
405,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	411,162

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	$413,546
692,000	HSBC Finance Corp., 6.676%, 1/15/21	821,701
408,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	429,148
975,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	1,049,344
365,000	KeyCorp, MTN, 5.100%, 3/24/21	414,551
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	260,958
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	436,630
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	530,482
335,000	MetLife, Inc., 7.717%, 2/15/19	405,867
997,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,133,940
869,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	920,887
255,000	National City Corp., 6.875%, 5/15/19	300,879
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	446,993
410,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	461,779
255,000	Old Republic International Corp., 4.875%, 10/1/24	270,721
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	457,508
265,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	286,064
250,000	Protective Life Corp., 7.375%, 10/15/19	301,081
300,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	353,625
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	431,351
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	426,492
365,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	382,935
245,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	279,333
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	511,999
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	504,648
485,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	534,240
250,000	SunTrust Banks, Inc., 3.500%, 1/20/17	260,257
270,000	Symetra Financial Corp., 4.250%, 7/15/24	282,005
610,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	625,183
375,000	UBS AG, MTN, 5.875%, 7/15/16	396,719
575,000	US Bancorp, MTN, 2.950%, 7/15/22	584,927
500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	506,145
390,000	WR Berkley Corp., 4.625%, 3/15/22	424,047
295,000	XLIT, Ltd., 4.450%, 3/31/25	296,909

		32,116,817

	Health Care — 2.6%
200,000	Actavis Funding SCS, 3.800%, 3/15/25	206,406
303,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	317,393
285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	290,483
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	316,200
430,000	Zimmer Holdings, Inc., 2.700%, 4/1/20	435,997

		1,566,479

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — 5.7%
$ 325,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	$327,437
230,000	Dover Corp., 5.450%, 3/15/18	255,586
255,000	International Lease Finance Corp., 4.875%, 4/1/15	255,000
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	432,742
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	338,247
345,000	Textron, Inc., 3.650%, 3/1/21	360,727
445,000	United Rentals North America, Inc., 7.375%, 5/15/20	480,878
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	512,197
350,000	Waste Management, Inc., 4.600%, 3/1/21	391,283

		3,354,097

	Information Technology — 1.0%
340,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19(a)	340,117
250,000	Altera Corp., 1.750%, 5/15/17	251,535

		591,652

	Materials — 4.6%
394,000	Cemex SAB de CV, 5.875%, 3/25/19(a)	406,805
585,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(a)	601,389
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	416,325
400,000	LYB International Finance BV, 4.000%, 7/15/23	423,708
330,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	353,513
254,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	264,477
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	250,399

		2,716,616

	Telecommunication Services — 4.3%
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	513,351
305,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	321,394
267,000	Level 3 Financing, Inc., 9.375%, 4/1/19	279,517
310,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	317,891
525,000	Verizon Communications, Inc., 1.041%, 6/17/19(b)	529,062
497,000	Verizon Communications, Inc., 5.150%, 9/15/23	569,802

		2,531,017

	Utilities — 2.0%
313,000	CMS Energy Corp., 8.750%, 6/15/19	395,762
350,000	Dominion Resources, Inc., 5.200%, 8/15/19	393,954
375,000	PSEG Power, LLC, 2.450%, 11/15/18	379,989

		1,169,705

	Total Corporate Bonds (Cost $55,910,483)	57,172,916

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS — 1.1%
	Financials — 1.1%
14,500	Citigroup Capital XIII, 7.875%	$384,540
10,196	Lloyds Banking Group PLC, 7.750%	259,182

		643,722

	Total Preferred Stocks (Cost $662,271)	643,722

MONEY MARKET FUND — 0.4%
216,216	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	216,216

	Total Money Market Fund (Cost $216,216)	216,216

Total Investments — 98.5% (Cost $57,077,278)		58,336,500
Net Other Assets (Liabilities) — 1.5%		882,401

NET ASSETS — 100.0%.		$59,218,901

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 17.5%
$ 350,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/19	$354,462
255,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/8/19	255,781
380,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	379,901
360,296	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.511%, 11/25/35(a)	349,500
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	606,573
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.571%, 10/25/34(a)	300,568
422,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	435,889
625,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	650,402
300,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	418,722
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.611%, 1/25/36(a)	595,158
370,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(b)	376,915
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	647,717
518,018	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.371%, 1/25/36(a)	498,868
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.641%, 8/25/35(a)	384,771
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.671%, 11/25/35(a)	275,243
400,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	401,292
453,241	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.491%, 10/25/35(a)	439,020

	Total Asset Backed Securities (Cost $7,254,251)	7,370,782

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.3%
211,773	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	220,085
152,123	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	154,479
178,904	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	182,515
197,435	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	207,449
252,906	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	268,030
86,047	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	87,767
171,355	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	178,418
200,116	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	201,870

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 271,271	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	$287,135
216,318	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	225,264
585,038	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	651,692
375,000	Fannie Mae, Series 2011-15, Class VB, 4.000%, 9/25/29	406,083
448,134	Fannie Mae, Series 2004-17, Class BZ, 6.000%, 4/1/34	597,049
154,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	157,548
357,996	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	365,826
308,842	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	335,377
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	110,228
38,406	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	40,463
308,130	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	331,674
487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	546,603
162,222	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	185,941
150,000	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	164,408
282,845	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	314,708
596,378	Freddie Mac, Series 3835, Class BA, 4.000%, 8/15/38	639,084
482,316	Freddie Mac, Series 3753, Class PA, 3.500%, 9/15/39	509,031
466,345	Freddie Mac, Series 3816, Class HM, 4.500%, 5/1/40	520,642
371,910	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	395,650
242,650	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	262,641
640,000	Freddie Mac, Series 4176, Class CE, 3.000%, 3/15/43	648,875
226,059	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	231,641
349,868	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	360,926
87,566	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	90,843
151,241	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	152,065
173,549	PHHMC Trust, Series 2007-6, Class A1, 5.457%, 12/18/37(a)	173,105
154,083	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	161,425
142,083	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.317%, 7/25/35(a)	146,394
349,858	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	353,297

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 142,696	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	$144,728
58,859	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	60,153
39,141	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	40,002
52,639	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	54,205
367,393	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	376,801

	Total Collateralized Mortgage Obligations (Cost $11,176,767)	11,542,120

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
70,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	74,045
15,883	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.597%, 4/10/49(a)	15,890
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	201,234
476,369	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	471,248
140,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.575%, 4/1/38(a)	145,445
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	191,489
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.028%, 12/10/49(a)	108,620
618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	627,317
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	195,226
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	405,202
216,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	235,948
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	78,322
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	314,619
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	559,440
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	405,128
165,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.265%, 9/15/45(a)	182,909
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	109,056
250,000	Morgan Stanley Capital I Trust, Series 2006-T23, Class AM, 5.876%, 8/1/41(a)	264,046
215,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.462%, 3/12/44(a)	221,659

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 400,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/1/44(b)	$449,374
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	856,315
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/1/44(a)(b)	111,157
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	449,858
395,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	426,257
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	179,234

	Total Commercial Mortgage-Backed Securities (Cost $7,251,057)	7,279,038

MORTGAGE-BACKED SECURITIES — 33.8%
	Fannie Mae — 19.6%
228,850	4.000%, 3/1/31, Pool #MA0667	246,471
349,692	4.000%, 5/1/32, Pool #MA1074	377,589
316,491	4.000%, 6/1/34, Pool #MA1922	341,831
252,670	4.000%, 9/1/34, Pool #MA2019	273,018
296,085	5.500%, 6/1/38, Pool #984277	333,292
236,902	5.500%, 8/1/38, Pool #995072	269,965
242,902	4.500%, 9/1/39, Pool #AC1830	265,423
194,500	5.000%, 12/1/39, Pool #AC8518	216,232
156,966	4.500%, 9/1/40, Pool #AE0411	172,730
325,189	4.500%, 10/1/40, Pool #AE4855	356,203
284,869	5.000%, 1/1/41, Pool #AH3373	318,088
290,177	3.500%, 2/1/41, Pool #AH5646	307,168
53,303	4.000%, 2/1/41, Pool #AH6188	57,651
613,782	4.000%, 3/1/41, Pool #AH4008	657,806
842,288	4.500%, 3/1/41, Pool #AB2467	937,323
178,586	4.500%, 6/1/41, Pool #AC9298	195,643
274,842	5.000%, 7/1/41, Pool #AI5595	306,706
473,724	4.000%, 9/1/41, Pool #AJ1717	508,044
466,714	3.500%, 6/1/42, Pool #AB5373	491,082
753,225	3.500%, 5/1/43, Pool #AB9368	791,973
390,800	4.500%, 1/1/45, Pool #MA2158	428,516
415,168	4.000%, 3/1/45, Pool #MA2217	444,496

		8,297,250

	Freddie Mac — 12.2%
820,231	3.500%, 5/1/32, Pool #C91458	868,587
706,944	3.500%, 7/1/32, Pool #C91467	746,121
444,451	4.500%, 10/1/39, Pool #G05659	484,868
164,739	5.500%, 10/1/39, Pool #A89387	184,752
225,222	5.000%, 4/1/40, Pool #A91812	251,856
204,709	5.500%, 4/1/40, Pool #C03467	229,793
217,533	5.000%, 8/1/40, Pool #C03491	241,578
325,207	4.000%, 11/1/40, Pool #A94742	351,383
335,230	4.000%, 12/1/40, Pool #A95447	362,305
478,470	4.000%, 1/1/41, Pool #A96312	512,856
300,219	3.500%, 3/1/42, Pool #G08479	315,258
555,839	3.500%, 4/1/42, Pool #C03858	584,634

		5,133,991

	Ginnie Mae — 2.0%
270,516	4.500%, 6/15/39, Pool #720075	302,969
39,728	4.000%, 12/20/40, Pool #755678	43,119
188,592	4.500%, 3/20/41, Pool #4978	205,817

Continued

41

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Ginnie Mae — (continued)
$ 262,146	4.500%, 5/15/41, Pool #738310	$293,460

		845,365

	Total Mortgage-Backed Securities (Cost $13,893,649)	14,276,606

U.S. TREASURY NOTE — 1.8%
750,000	1.250%, 1/31/20	746,133

	Total U.S. Treasury Note (Cost $741,712)	746,133

Shares
MONEY MARKET FUND — 2.0%
853,098	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	853,098

	Total Money Market Fund (Cost $853,098)	853,098

Fair Value
Total Investments — 99.6% (Cost $41,170,534)	$42,067,777
Net Other Assets (Liabilities) — 0.4%	180,137

NET ASSETS — 100.0%	$42,247,914

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.7%

	Kentucky — 94.7%
$ 400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	$478,812
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, (State Intercept), 5.000%, 10/1/21	592,760
400,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	459,700
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	544,135
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	621,756
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	562,744
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	440,476
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	524,980
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	623,754
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	543,610
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	499,819
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	532,188
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	458,968
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	453,956
460,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	500,788
300,000	Laurel County, KY, School District Finance Corp., Advance Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	337,413

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$ 525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	$603,409
500,000	Lexington-Fayette Urban County, KY, Government Sewer System, Refunding Revenue, Series A, 4.000%, 9/1/23	575,985
535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	590,089
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	563,855
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	582,805
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	537,660
540,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	613,807
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	606,342
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	455,484
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	308,235
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	229,892
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	407,877

	Total Municipal Bonds (Cost $13,283,617)	14,251,299

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 3.8%
565,229	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(a)	$565,229

	Total Money Market Fund (Cost $565,229)	565,229

Total Investments — 98.5% (Cost $13,848,846)		14,816,528
Net Other Assets (Liabilities) — 1.5%		230,749

NET ASSETS — 100.0%		$15,047,277

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Financial Statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.5%

	District of Columbia — 4.9%
$ 575,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$664,349
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,149,790

		1,814,139

	Maryland — 90.6%
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	899,934
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	592,450
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	659,418
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,227,690
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,088,550
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,103,956
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	170,666
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	177,324
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	723,196
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	295,545
140,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	149,675
975,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,144,913
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	495,776
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	767,200
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	598,229

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	$1,115,740
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,231,111
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	974,466
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,162,300
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	577,920
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,183,350
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	616,591
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,125,770
810,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	856,826
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	456,892
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,420,258
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	568,045
1,100,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	1,259,995
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	734,676
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,151,440

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	$554,155
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,065,130
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,225,922
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	869,430
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	993,881
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,161,240
530,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	571,070
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,296,419

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	$820,337
500,000	Washington Suburban Sanitary Commission, Water Supply G.O., Callable 6/1/17 @ 100, 4.000%, 6/1/20	533,000

		33,620,486

	Total Municipal Bonds (Cost $33,861,802)	35,434,625

Shares
MONEY MARKET FUND — 3.6%
1,324,366	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(a)	1,324,366

	Total Money Market Fund (Cost $1,324,366)	1,324,366

Total Investments — 99.1% (Cost $35,186,168)		36,758,991
Net Other Assets (Liabilities) — 0.9%		325,044

NET ASSETS — 100.0%		$37,084,035

(a)	Represents the current yield as of report date.

AGC — Assured Guaranty Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.0%

	North Carolina — 97.0%
$ 2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,778,393
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,731,262
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,177,910
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,158,280
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100, (XLCA), 5.000%, 6/1/18	1,071,401
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,193,971
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,127,146
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,350,720
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,126,530
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,108,450
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,923,731
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,975,106
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,490,542
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,746,282
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,792,205
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,299,409
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,148,697
720,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/29	800,582
1,000,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/30	1,105,100

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,000,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/31	$1,098,340
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,113,920
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,125,730
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,168,380
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,140,490
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,349,773
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,054,750
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,180,210
1,000,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care System, Refunding Revenue, Series A, 5.000%, 1/15/17	1,078,570
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,510,760
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,271,740
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,198,840
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,619,455
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,288,100
1,000,000	Durham, NC, Refunding G.O., 4.000%, 9/1/25	1,180,670
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,967,840
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,184,983
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,088,360
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,224,484
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,672,057
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,491,371
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,951,922

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	$1,212,825
1,000,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/23	1,054,630
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,082,840
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,733,563
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,911,697
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	1,971,043
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,822,596
800,000	Lincolnton, NC, Combined Enterprise System, Refunding Revenue, Callable 5/11/15 @ 100 (XLCA), 5.000%, 5/1/17	801,896
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,398,880
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,407,462
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,162,745
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,205,241
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,475,308
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,151,870
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,202,439
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,525,153
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,186,450
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,172,030
1,915,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,229,807
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,037,440

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,118,615
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,636,515
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,776,300
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,019,557
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,351,536
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,091,010
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,529,859
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,739,059
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	2,832,596
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,220,825
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,489,559
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,279,840
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	820,819
2,500,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series B, Callable 1/1/20 @ 100, 5.000%, 1/1/21	2,887,250
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,390,040
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,073,477
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,590,392

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	$1,043,290
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,506,650
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 5/11/15 @ 100 (XLCA), 5.000%, 6/1/21	1,526,004
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,647,145
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,231,445
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,139,230
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,431,999
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,639,505
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,634,312
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,485,642
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,803,630
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,926,582
1,070,000	Raleigh, NC, Public Improvements, Revenue, Series A, Callable 10/1/24 @ 100, 4.000%, 10/1/31	1,150,550
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,658,529
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,687,380
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,145,320
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,684,147
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,233,930
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,674,684
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	2,012,846
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,824,469

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	$ 3,637,749
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,733,381
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,143,171
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,082,060
775,000	University of North Carolina System, University & College Improvements, Unrefunded Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	826,119
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,504,589
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,158,280
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,128,140
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,182,960
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,462,657
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,093,300
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,336,250
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,216,360

	Total Municipal Bonds (Cost $185,300,880)	196,251,931

Continued

49

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.7%
3,452,685	Federated North Carolina Municipal Cash Trust, Institutional Shares, 0.010%(a)	$3,452,685

	Total Money Market Fund (Cost $3,452,685)	3,452,685

Total Investments — 98.7% (Cost $188,753,565)		199,704,616
Net Other Assets (Liabilities) — 1.3%		2,689,681

NET ASSETS — 100.0%		$202,394,297

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.7%

	South Carolina — 94.7%
$ 1,515,000	Anderson County, SC, School District No 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	$1,845,830
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,150,720
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,257,071
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,209,550
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,084,070
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	803,343
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,222,350
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,208,200
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	3,005,875
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,557,843
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,496,813
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,203,740
1,095,000	Columbia, SC, Recreational Facilities Improvements Revenue, Callable 2/1/24 @ 100, 4.000%, 2/1/31	1,174,103
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,358,698
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,292,243
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	200,000
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	600,474
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,179,170
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,137,371
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,207,550
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,154,066

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	$603,562
1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	1,559,747
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,128,790
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,153,380
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	603,182
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,285,250
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	535,700
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,763,841
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,095,700
760,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	901,679
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,188,960
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,075,130
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,097,271
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,196,060
535,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	562,301
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	959,963
970,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	1,003,678
550,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	609,043
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,114,970
330,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	370,805
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,115,160
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,178,150

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	$1,117,930
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,272,542
1,235,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	1,324,352
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	884,689
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	562,855
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	570,895
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	621,137
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,164,430
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,727,355
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	564,535
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	552,465
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,312,035
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,150,963

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	$1,126,782
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,268,573
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	666,834
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	877,941
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	575,380

	Total Municipal Bonds (Cost $63,837,991)	66,793,095

Shares
MONEY MARKET FUND — 4.3%
3,027,898	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(b)	3,027,898

	Total Money Market Fund (Cost $3,027,898)	3,027,898

Total Investments — 99.0% (Cost $66,865,889)		69,820,993
Net Other Assets (Liabilities) — 1.0%		694,943

NET ASSETS — 100.0%		$70,515,936

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.
(b)	Represents the current yield as of report date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.1%

	District of Columbia — 1.7%
$ 1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,363,012
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	721,856

		2,084,868

	Virginia — 94.4%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,188,500
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,070,551
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,231,988
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,056,870
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,206,170
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,116,340
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,261,392
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,283,339
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,634,105
1,875,000	Fairfax County, VA, Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,977,656
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	3,014,000
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,115,680
595,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	666,775
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,597,724

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,129,970
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,137,400
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,916,920
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,208,140
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,926,755
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,097,459
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,694,741
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,902,898
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,462,648
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,583,893
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,264,440
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,217,270
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,129,660
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,168,820
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,178,760
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,671,975
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,128,330

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	$1,137,750
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,509,776
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,046,220
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,382,268
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	2,032,061
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,590,729
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,668,226
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,236,713
1,400,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,506,778
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,374,399
1,595,000	Prince William County, VA, Industrial Development Authority, Novant Health Obligation Group, Refunding Revenue, Callable 11/1/22 @ 100, 4.000%, 11/1/33	1,643,392
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/16	1,607,902
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,406,260
2,195,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/27	2,654,194
1,000,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/30	1,187,940
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,110,750
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,545,916
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,110,494
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	991,350
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,112,110

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,778,288
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,471,735
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,633,298
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,622,468
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	479,847
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,273,756
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 2/1/22	3,014,050
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	938,694
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Aid Withholding), 4.000%, 9/1/25	1,989,435
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,160,300
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,132,084
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,246,030
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,732,500
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,357,060
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,100,020
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,286,241
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,934,053
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,355,701

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	$1,080,752
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 1.875%, 5/1/33(a)	2,036,140

		114,718,849

	Total Municipal Bonds (Cost $110,822,675)	116,803,717

Shares		Fair Value
MONEY MARKET FUND — 3.1%
3,749,392	Federated Virginia Municipal Money Market Portfolio, Institutional Shares, 0.010%(b)	$3,749,392

Total Money Market Fund (Cost $3,749,392)		3,749,392

Total Investments — 99.2% (Cost $114,572,067)		120,553,109
Net Other Assets (Liabilities) — 0.8%		1,015,401

NET ASSETS — 100.0%.		$121,568,510

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.8%
$ 1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,188,058
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,180,946
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,661,775
875,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/8/15 @ 100, 5.000%, 3/1/22	877,940
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	744,993
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,333,949
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,156,936
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,721,014
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,167,474
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,524,050
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,771,856
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,938,680
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,613,637
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,810,988
1,000,000	Mason County, WV, Appalachian Power Co., Industrial Improvements Revenue, Series L, 1.625%, 10/1/22(a)	1,003,380
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,803,231
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,195,530
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	774,941

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$ 965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	$1,102,522
775,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/21	861,567
405,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, Callable 2/1/21 @ 100, 4.000%, 2/1/22	445,816
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	972,059
1,205,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,216,074
570,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	598,757
860,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	966,649
295,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	328,341
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,337,510
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,275,430
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,069,870
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,877,564
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,476,786
1,365,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,527,558
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,228,056
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,107,110
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	1,411,046
500,000	West Virginia Economic Development Authority, Appalachian Power Co. Amos Plant Project, Refunding Revenue, 1.900%, 3/1/40(a)	500,000

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$ 1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	$1,393,714
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,535,920
4,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	5,489,555
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	836,025
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,000,000
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,812,343
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,008,579
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,860,000
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 5/8/15 @ 100, (NATL), 5.000%, 4/1/16	250,980
440,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, OID, 6.500%, 9/1/16	462,255
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,285,640
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	620,997
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	742,764
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,612,691
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/18	2,035,918
1,650,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/19	1,809,935

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$ 3,700,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/20	$4,050,427
500,000	West Virginia School Building Authority, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	601,045
1,265,000	West Virginia School Building Authority, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,502,845
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,459,185
1,050,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,164,933
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,069,025
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,156,207
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/17	1,443,974
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/19	2,310,020
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,184,100
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,968,971
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	579,770
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,770,945
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,999,690
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,751,835

	Total Municipal Bonds (Cost $95,797,587)	100,542,381

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.5%
1,578,673	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(b)	$1,578,673

	Total Money Market Fund (Cost $1,578,673)	1,578,673

Total Investments — 99.3% (Cost $97,376,260)		102,121,054
Net Other Assets (Liabilities) — 0.7%		725,255

NET ASSETS — 100.0%		$102,846,309

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 42.5%
338,537	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$3,415,837
92,406	Sterling Capital Equity Income Fund, Institutional Shares(a)	1,735,378
113,950	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	1,146,334
71,745	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	1,735,509

	Total Equity Funds (Cost $7,338,975)	8,033,058

FIXED INCOME FUND — 55.1%
964,935	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,421,296

	Total Fixed Income Fund (Cost $9,946,616)	10,421,296

MONEY MARKET FUND — 2.1%
406,439	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	406,439

	Total Money Market Fund (Cost $406,439)	406,439

Total Investments — 99.7% (Cost $17,692,030)		18,860,793
Net Other Assets (Liabilities) — 0.3%		49,834

NET ASSETS — 100.0%		$18,910,627

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 64.6%
1,036,584	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$10,459,138
283,042	Sterling Capital Equity Income Fund, Institutional Shares(a)	5,315,522
390,948	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,932,935
219,670	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	5,313,812

	Total Equity Funds (Cost $23,111,529)	25,021,407

FIXED INCOME FUND — 33.3%
1,192,513	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	12,879,138

	Total Fixed Income Fund (Cost $12,456,708)	12,879,138

MONEY MARKET FUND — 2.0%
776,689	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	776,689

	Total Money Market Fund (Cost $776,689)	776,689

Total Investments — 99.9% (Cost $36,344,926)		38,677,234
Net Other Assets (Liabilities) — 0.1%		33,803

NET ASSETS — 100.0%		$38,711,037

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 81.1%
923,664	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$9,319,767
252,210	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,736,509
333,242	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,352,412
195,766	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	4,735,575

	Total Equity Funds (Cost $20,286,482)	22,144,263

FIXED INCOME FUND — 17.3%
436,345	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,712,530

	Total Fixed Income Fund (Cost $4,674,600)	4,712,530

MONEY MARKET FUND — 1.5%
412,723	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	412,723

	Total Money Market Fund (Cost $412,723)	412,723

Total Investments — 99.9% (Cost $25,373,805)		27,269,516
Net Other Assets (Liabilities) — 0.1%		16,517

NET ASSETS — 100.0%		$27,286,033

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$286,598,692	$771,136,391
Cash	—	—
Cash held at broker for securities sold short	—	—
Interest and dividends receivable	329,185	1,297,704
Receivable for investments sold	27,146,823	—
Receivable for capital shares issued	418,345	1,617,114
Deferred offering costs	—	—
Prepaid and other expenses	37,691	44,487

Total Assets	314,530,736	774,095,696

Liabilities:
Call options written (premiums received $ —, $ —, $ —, $695,460, $646,827, $22,521, $ — and $ —, respectively)	—	—
Cash overdraft	—	—
Securities sold short, at value (proceeds $ —, $ —, $ —, $ —, $ —, $29,153,973, $ — and $ —, respectively)	—	—
Distributions payable	—	—
Payable for investments purchased	26,268,820	—
Payable for capital shares redeemed	42,196	755,367
Payable for dividends on short sales	—	—
Payable to broker for service fee on short sales	—	—
Accrued expenses and other payables:
Investment advisory fees	147,238	459,385
Accounting out-of-pocket fees	1,809	3,515
Administration fees	22,628	60,613
Audit fees	11,810	31,754
Compliance service fees	480	1,324
Distribution (12b-1) fees	9,012	15,079
Trustee fees	77	—
Transfer agent fees	10,032	38,612
Other fees and liabilities	4,565	9,073

Total Liabilities	26,518,667	1,374,722

Net Assets	$288,012,069	$772,720,974

Net Assets Consist of:
Capital	$276,151,641	$579,426,199
Undistributed (distributions in excess of) net investment income (loss)	353,838	(1,754,315)
Accumulated realized gain (loss)	(26,662,996)	29,504,141
Net unrealized appreciation (depreciation)	38,169,586	165,544,949

Net Assets	$288,012,069	$772,720,974

Net Assets
Class A Shares	$35,542,861	$44,687,994
Class B Shares	797,603	1,136,267
Class C Shares	922,688	5,435,748
Institutional Shares	250,748,917	721,460,758
Class R Shares	—	207

Total	$288,012,069	$772,720,974

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,967,344	2,224,963
Class B Shares	44,925	60,462
Class C Shares	52,479	290,671
Institutional Shares	13,803,555	35,637,221
Class R Shares	—	11

Total	15,868,303	38,213,328

Net Asset Value
Class A Shares - redemption price per share	$18.07	$20.08

Class B Shares - offering price per share*	$17.75	$18.79

Class C Shares - offering price per share*	$17.58	$18.70

Institutional Shares	$18.17	$20.24

Class R Shares	$—	$19.68 **

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$19.17	$21.31

(a) Investments at cost	$248,429,106	$605,591,442

*	Redemption price per share varies by length of time shares are held.
**

The Sterling Capital Mid Value Fund and Sterling Capital Behavioral Small Cap Value Equity Fund net asset value for Class R Shares is calculated using unrounded net assets of $206.86 and $190.89 divided by the unrounded shares of 10.51 and 12.415, respectively.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund

$136,111,929	$899,691,198	$1,786,514,946	$104,483,327	$23,401,722	$43,564,299
—	—	—	7,008	—	—
—	—	—	33,271,046	—	—
342,679	1,366,805	4,984,618	71,985	123,993	346,086
—	11,311,660	12,472,450	1,589,272	2,396,121	—
238,596	1,938,077	2,340,670	440,087	4	158
—	—	—	—	9,348	—
33,848	79,072	64,994	36,093	—	16,849

136,727,052	914,386,812	1,806,377,678	139,898,818	25,931,188	43,927,392

—	522,100	630,625	36,888	—	—
—	—	—	—	472,642	—

—	—	—	29,746,134	—	—
—	—	—	—	—	2,557
—	—	2,531,954	4,710,915	1,908,526	—
32	3,893,047	9,032,000	320,321	—	33,890
—	—	—	28,921	—	—
—	—	—	1,066	—	—

85,467	608,947	1,099,437	132,067	13,354	7,319
2,312	5,115	9,869	1,844	5,901	3,749
10,525	75,101	144,705	8,123	1,885	3,391
5,738	43,842	82,921	5,311	799	2,403
252	1,862	3,791	151	35	88
3,463	176,230	394,180	787	33	1,381
14	—	—	—	186	—
6,325	64,644	193,296	2,316	873	614
—	—	28,932	—	2,314	824

114,128	5,390,888	14,151,710	34,994,844	2,406,548	56,216

$136,612,924	$908,995,924	$1,792,225,968	$104,903,974	$23,524,640	$43,871,176

$117,503,960	$556,969,122	$1,375,989,427	$108,839,840	$23,329,382	$44,346,626
519,819	(633,924)	1,192,512	(802,044)	144,201	(87,384)
(775,527)	76,537,742	25,794,488	(635,101)	(173,247)	(87,763)
19,364,672	276,122,984	389,249,541	(2,498,721)	224,304	(300,303)

$136,612,924	$908,995,924	$1,792,225,968	$104,903,974	$23,524,640	$43,871,176

$14,026,229	$259,655,831	$550,610,508	$2,173,622	$174,310	$6,744,420
285,582	6,322,913	5,711,828	—	—	—
354,825	136,697,769	306,438,348	359,059	6,354	—
121,946,097	506,276,660	927,531,695	102,371,293	23,343,976	37,126,756
191	42,751	1,933,589	—	—	—

$136,612,924	$908,995,924	$1,792,225,968	$104,903,974	$23,524,640	$43,871,176

909,598	11,101,605	29,385,216	216,906	17,297	680,273
19,115	304,329	305,386	—	—	—
23,776	6,573,724	16,487,703	36,164	631	—
7,847,080	20,932,228	49,385,397	10,181,262	2,314,794	3,746,949
12	1,801	103,782	—	—	—

8,799,581	38,913,687	95,667,484	10,434,332	2,332,722	4,427,222

$15.42	$23.39	$18.74	$10.02	$10.08	$9.91

$14.94	$20.78	$18.70	$—	$—	$—

$14.92	$20.79	$18.59	$9.93	$10.07	$—

$15.54	$24.19	$18.78	$10.05	$10.08	$9.91

$15.38 **	$23.74	$18.63	$—	$—	$—

5.75%	5.75%	5.75%	5.75%	5.75%	0.50%

$16.36	$24.82	$19.88	$10.63	$10.69	$9.96

$116,747,257	$623,741,574	$1,397,281,607	$106,375,500	$23,166,349	$43,864,602

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund
Assets:
Investments at fair value (a)	$91,207,570	$34,075,600
Interest and dividends receivable	659,103	181,609
Receivable for investments sold	—	—
Receivable for capital shares issued	394,324	91,992
Prepaid expenses	28,989	14,846

Total Assets	92,289,986	34,364,047

Liabilities:
Distributions payable	160,025	28,847
Payable for investments purchased	—	—
Payable for capital shares redeemed	368,005	11,411
Accrued expenses and other payables:
Investment advisory fees	21,810	10,174
Administration fees	7,172	2,683
Compliance service fees	163	66
Distribution (12b-1) fees	3,842	3,281
Trustee fees	10	26
Other fees	12,595	3,440

Total Liabilities	573,622	59,928

Net Assets	$91,716,364	$34,304,119

Net Assets Consist of:
Capital	$100,867,750	$40,403,480
Undistributed (distributions in excess of) net investment income	(788,160)	75,993
Accumulated realized gain (loss)	(7,832,665)	(7,230,990)
Net unrealized appreciation (depreciation)	(530,561)	1,055,636

Net Assets	$91,716,364	$34,304,119

Net Assets
Class A Shares	$9,431,982	$11,169,873
Class B Shares	—	223,938
Class C Shares	2,284,678	857,690
Institutional Shares	79,999,704	22,052,618
Class R Shares	—	—

Total	$91,716,364	$34,304,119

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,049,645	1,084,802
Class B Shares	—	21,825
Class C Shares	254,363	83,422
Institutional Shares	8,903,202	2,139,249
Class R Shares	—	—

Total	10,207,210	3,329,298

Net Asset Value
Class A Shares - redemption price per share	$8.99	$10.30

Class B Shares - offering price per share*	$—	$10.26

Class C Shares - offering price per share*	$8.98	$10.28

Institutional Shares	$8.99	$10.31

Class R Shares	$—	$—

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$9.17	$10.51

(a) Investments at cost	$91,738,131	$33,019,964

*	Redemption price per share varies by length of time shares are held.
**

The Sterling Capital Total Return Bond Fund and Sterling Capital Kentucky Tax-Free Intermediate Fund net asset value for Class R Shares and net asset value for Class C Shares is calculated using unrounded net assets of $5,811.60 and $19,650.87 divided by the unrounded shares of 540.792 and 1,839.189, respectively.

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund

$691,714,770	$58,336,500	$42,067,777	$14,816,528		$36,758,991
4,736,764	750,581	126,868	161,879		393,335
65,316	—	—	—		—
782,069	331,927	566,339	191,053		34,815
40,674	12,532	11,164	9,615		9,976

697,339,593	59,431,540	42,772,148	15,179,075		37,197,117

665,713	124	2,878	20,760		38,377
567,665	—	443,467	—		—
715,233	184,890	58,241	102,875		54,184

157,401	17,413	10,723	4,426		11,026
53,755	4,577	3,194	1,164		2,911
761	68	67	28		69
16,933	64	51	999		2,040
1,283	8	35	—		—
58,306	5,495	5,578	1,546		4,475

2,237,050	212,639	524,234	131,798		113,082

$695,102,543	$59,218,901	$42,247,914	$15,047,277		$37,084,035

$687,261,395	$57,918,019	$43,083,558	$13,983,129		$35,302,432
(1,567,358)	(29,684)	(70,643)	3,087		4,893
(5,793,890)	71,344	(1,662,244)	93,379		203,887
15,202,396	1,259,222	897,243	967,682		1,572,823

$695,102,543	$59,218,901	$42,247,914	$15,047,277		$37,084,035

$49,830,821	$278,037	$99,895	$4,670,039		$6,675,503
1,316,245	—	—	—		—
6,513,376	8,905	38,916	19,651		714,193
637,436,289	58,931,959	42,109,103	10,357,587		29,694,339
5,812	—	—	—		—

$695,102,543	$59,218,901	$42,247,914	$15,047,277		$37,084,035

4,617,711	26,891	9,929	437,215		594,653
121,851	—	—	—		—
602,654	862	3,873	1,839		63,604
59,036,599	5,701,566	4,183,892	971,124		2,641,019
541	—	—	—		—

64,379,356	5,729,319	4,197,694	1,410,178		3,299,276

$10.79	$10.34	$10.06	$10.68		$11.23

$10.80	$—	$—	$—		$—

$10.81	$10.33	$10.05	$10.68	**	$11.23

$10.80	$10.34	$10.06	$10.67		$11.24

$10.75 **	$—	$—	$—		$—

5.75%	2.00%	2.00%	2.00%		2.00%

$11.45	$10.55	$10.27	$10.90		$11.46

$676,512,374	$57,077,278	$41,170,534	$13,848,846		$35,186,168

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$199,704,616	$69,820,993
Investments at fair value - affiliated (b)	—	—
Interest and dividends receivable - unaffiliated	2,763,361	860,763
Dividends receivable - affiliated	—	—
Receivable for capital shares issued	619,336	4,790
Prepaid and other expenses	10,629	9,790

Total Assets	203,097,942	70,696,336

Liabilities:
Distributions payable	259,747	79,516
Payable for investments purchased	—	—
Payable for capital shares redeemed	330,368	60,990
Accrued expenses and other payables:
Investment advisory fees	59,897	20,739
Accounting out-of-pocket fees	4,544	2,593
Administration fees	15,811	5,475
Audit fees	8,196	2,767
Compliance service fees	363	122
Distribution (12b-1) fees	12,917	5,042
Trustee fees	38	14
Transfer agent fees	8,363	2,893
Other fees	3,401	249

Total Liabilities	703,645	180,400

Net Assets	$202,394,297	$70,515,936

Net Assets Consist of:
Capital	$190,613,136	$67,352,301
Undistributed (distributions in excess of) net investment income	82,498	26,767
Accumulated realized gain (loss)	747,612	181,764
Net unrealized appreciation	10,951,051	2,955,104

Net Assets	$202,394,297	$70,515,936

Net Assets
Class A Shares	$46,953,120	$17,360,327
Class B Shares	—	—
Class C Shares	3,459,240	1,619,881
Institutional Shares	151,981,937	51,535,728

Total	$202,394,297	$70,515,936

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	4,260,460	1,552,677
Class B Shares	—	—
Class C Shares	314,113	144,894
Institutional Shares	13,791,355	4,640,563

Total	18,365,928	6,338,134

Net Asset Value
Class A Shares - redemption price per share	$11.02	$11.18

Class B Shares - offering price per share*	$—	$—

Class C Shares - offering price per share*	$11.01	$11.18

Institutional Shares	$11.02	$11.11

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.25	$11.41

Investments at cost:
(a) Investments at cost - unaffiliated	$188,753,565	$66,865,889
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$120,553,109	$102,121,054	$406,439	$776,689	$412,723
—	—	18,454,354	37,900,545	26,856,793
1,272,041	1,425,134	—	—	—
—	—	29,106	35,469	12,921
14,995	85,298	31,256	6,295	35,029
11,968	11,602	11,837	9,626	11,992

121,852,113	103,643,088	18,932,992	38,728,624	27,329,458

143,022	124,917	14,959	2,345	426
—	500,000	—	—	—
70,510	112,045	1,092	523	32,958

36,095	30,632	—	—	—
3,133	2,704	88	1,103	129
9,499	8,051	—	—	—
4,931	4,349	789	1,615	1,135
224	192	35	72	52
9,574	8,054	4,206	9,722	6,982
20	44	61	123	84
5,258	4,393	1,135	2,084	1,659
1,337	1,398	—	—	—

283,603	796,779	22,365	17,587	43,425

$121,568,510	$102,846,309	$18,910,627	$38,711,037	$27,286,033

$115,229,043	$97,807,418	$23,407,900	$41,767,237	$33,090,180
62,654	(8,300)	(25,766)	(80,944)	(71,771)
295,771	302,397	(5,640,270)	(5,307,564)	(7,628,087)
5,981,042	4,744,794	1,168,763	2,332,308	1,895,711

$121,568,510	$102,846,309	$18,910,627	$38,711,037	$27,286,033

$39,681,773	$36,460,281	$15,478,214	$36,226,076	$24,443,554
—	—	758,842	1,542,116	1,466,404
1,342,761	333,055	334,304	744,277	533,137
80,543,976	66,052,973	2,339,267	198,568	842,938

$121,568,510	$102,846,309	$18,910,627	$38,711,037	$27,286,033

3,295,417	3,581,708	1,431,770	3,321,314	2,294,813
—	—	70,119	144,237	141,173
111,532	32,712	31,144	69,490	51,563
6,690,474	6,481,557	214,065	18,078	78,952

10,097,423	10,095,977	1,747,098	3,553,119	2,566,501

$12.04	$10.18	$10.81	$10.91	$10.65

$—	$—	$10.82	$10.69	$10.39

$12.04	$10.18	$10.73	$10.71	$10.34

$12.04	$10.19	$10.93	$10.98	$10.68

2.00%	2.00%	5.75%	5.75%	5.75%

$12.29	$10.39	$11.47	$11.57	$11.30

$114,572,067	$97,376,260	$406,439	$776,689	$412,723
$—	$—	$17,285,591	$35,568,237	$24,961,082

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2015 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	3,415,492	5,590,901
Foreign tax withholding	—	—

Total investment income	3,415,492	5,590,901

Expenses:
Investment advisory fees (See Note 5)	981,724	2,647,222
Administration fees (See Note 5)	128,201	345,763
Distribution fees - Class A Shares	44,135	53,559
Distribution fees - Class B Shares	4,665	6,253
Distribution fees - Class C Shares	3,319	25,138
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	1,227	3,419
Trustee fees	14,661	39,891
Accounting and out-of-pocket fees	5,188	7,797
Audit fees	12,074	32,485
Custodian fees	6,838	18,592
Fund accounting fees (See Note 5)	10,519	28,363
Interest expense (See Note 7)	—	—
Legal fees	11,947	32,464
Offering costs	—	—
Printing fees	14,269	38,754
Registration fees	19,813	29,954
Transfer agent fees (See Note 5)	50,809	262,950
Other fees	7,479	19,271

Total expenses excluding dividend expense and service fee on securities sold short	1,316,868	3,591,875
Dividend expense	—	—
Service fee on securities sold short	—	—

Total expenses before waivers	1,316,868	3,591,875
Less expenses waived by the Investment Advisor (See Note 5)	(140,246)	—

Net expenses	1,176,622	3,591,875

Net investment income (loss)	2,238,870	1,999,026

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	14,182,679	48,891,338
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—
Change in unrealized appreciation/depreciation on:
Investments	(1,059,002)	29,249,460
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—

Total realized and unrealized gain (loss)	13,123,677	78,140,798

Change in net assets from operations	$15,362,547	$80,139,824

* Commencement of operations was November 28, 2014.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund*	Sterling Capital Ultra Short Bond Fund

$—	$—	$—	$150,029	$—	$337,567
1,763,224	5,436,640	28,333,179	539,099	312,973	54
—	(68,362)	(290,736)	(12,930)	(22,009)	—

1,763,224	5,368,278	28,042,443	676,198	290,964	337,621

509,392	3,833,481	6,802,978	755,978	64,346	53,238
62,043	468,481	888,311	46,129	7,347	24,322
14,418	411,533	785,900	3,153	75	12,651
1,618	35,405	33,588	—	—	—
1,579	630,616	1,561,527	1,848	13	—
—	95	4,536	—	—	—
612	4,777	9,254	482	62	250
7,168	55,192	106,298	5,120	741	3,009
6,873	9,535	16,570	6,898	7,686	12,801
5,875	44,645	85,275	3,855	799	2,345
3,411	25,811	49,453	2,552	4,557	1,459
5,094	38,430	72,925	22,717	603	1,996
312	—	215	2,012	—	—
5,824	45,219	85,299	4,488	625	2,376
—	—	—	1,780	498	—
7,012	53,420	101,827	6,490	949	2,807
20,938	29,079	50,968	7,895	2,180	10,262
31,279	289,898	979,253	30,476	2,760	15,272
4,471	26,585	51,383	2,931	817	1,838

687,919	6,002,202	11,685,560	904,804	94,058	144,626
—	—	—	328,257	—	—
—	—	—	245,181	—	—

687,919	6,002,202	11,685,560	1,478,242	94,058	144,626
—	—	—	—	(12,065)	(96)

687,919	6,002,202	11,685,560	1,478,242	81,993	144,530

1,075,305	(633,924)	16,356,883	(802,044)	208,971	193,091

2,973,517	81,792,316	27,548,927	2,812,716	(115,883)	(13,314)
—	900,801	1,141,631	(100,695)	—	—
—	—	—	(2,064)	(57,364)	—
—	—	—	(2,558,481)	—	—

10,813,358	(24,733,107)	5,481,404	(4,241,591)	235,373	(85,112)
—	(293,132)	(510,561)	(14,367)	—	—
—	—	—	7	(11,069)	—
—	—	—	(1,084,949)	—	—

13,786,875	57,666,878	33,661,401	(5,189,424)	51,057	(98,426)

$14,862,180	$57,032,954	$50,018,284	$(5,991,468)	$260,028	$94,665

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2015 (Unaudited)

	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund
Investment Income:
Interest income	$965,461	$371,183
Dividend income	1,916	17

Total investment income	967,377	371,200

Expenses:
Investment advisory fees (See Note 5)	137,956	72,153
Administration fees (See Note 5)	42,020	15,331
Distribution fees - Class A Shares	12,742	12,322
Distribution fees - Class B Shares	—	1,237
Distribution fees - Class C Shares	10,321	4,239
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	419	150
Trustee fees	4,825	1,769
Accounting and out-of-pocket fees	15,601	3,323
Audit fees	3,957	1,465
Custodian fees	2,314	882
Fund accounting fees (See Note 5)	3,449	1,258
Legal fees	3,957	1,379
Printing fees	4,703	1,746
Registration fees	9,012	6,615
Transfer agent fees (See Note 5)	18,044	7,949
Other fees	3,067	1,922

Total expenses before waivers	272,387	133,740
Less expenses waived by the Investment Advisor (See Note 5)	(9,197)	(4,450)

Net expenses	263,190	129,290

Net investment income	704,187	241,910

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investments	(208,049)	195,229
Change in unrealized appreciation/depreciation on investments	105,766	233,229

Total realized and unrealized gain (loss)	(102,283)	428,458

Change in net assets from operations	$601,904	$670,368

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund

$10,377,214	$1,034,468	$595,353	$250,534	$512,296
215,536	27,691	—	23	59

10,592,750	1,062,159	595,353	250,557	512,355

1,180,044	99,053	66,940	33,449	84,004
291,467	25,850	17,488	6,792	17,069
55,107	343	114	5,756	8,512
7,031	—	—	—	—
30,032	44	192	98	3,555
14	—	—	—	—
2,446	240	167	68	170
30,384	2,834	1,982	795	1,966
23,816	8,152	8,842	3,297	4,957
26,541	2,437	1,648	649	1,625
14,353	1,388	1,074	439	985
23,921	2,123	1,435	557	1,400
25,703	2,325	1,591	632	1,578
32,097	2,860	1,963	776	1,912
14,202	7,319	6,948	2,745	3,953
113,781	13,914	6,519	2,928	7,686
15,084	2,199	1,750	1,132	1,710

1,886,023	171,081	118,653	60,113	141,082
(318,931)	—	(7,651)	(2,406)	(6,029)

1,567,092	171,081	111,002	57,707	135,053

9,025,658	891,078	484,351	192,850	377,302

259,976	71,970	31,790	128,889	193,623
8,680,931	427,523	630,862	(127,485)	(36,760)

8,940,907	499,493	662,652	1,404	156,863

$17,966,565	$1,390,571	$1,147,003	$194,254	$534,165

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2015 (Unaudited)

	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$3,083,372	$975,404
Dividend income - unaffiliated	392	93
Dividend income - affiliated	—	—

Total investment income	3,083,764	975,497

Expenses:
Investment advisory fees (See Note 5)	455,285	154,186
Administration fees (See Note 5)	92,500	31,330
Distribution fees - Class A Shares	59,800	21,665
Distribution fees - Class B Shares	—	—
Distribution fees - Class C Shares	15,845	8,184
Compliance service fees (See Note 5)	912	307
Trustee fees	10,608	3,572
Accounting and out-of-pocket fees	11,283	6,664
Audit fees	8,788	2,963
Custodian fees	4,947	1,710
Fund accounting fees (See Note 5)	7,589	2,569
Interest expense (See Note 7)	—	—
Legal fees	8,581	2,904
Printing fees	10,368	3,509
Registration fees	3,152	3,680
Transfer agent fees (See Note 5)	39,584	13,454
Other fees	5,824	2,446

Total expenses before waivers	735,066	259,143
Less expenses waived by the Investment Advisor (See Note 5)	(32,663)	(11,235)

Net expenses	702,403	247,908

Net investment income	2,381,361	727,589

Realized and Unrealized Gain:
Net realized gain from:
Investment transactions - unaffiliated	731,215	207,067
Investment transactions - affiliated	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	253,724	141,771

Total realized and unrealized gain	984,939	348,838

Change in net assets from operations	$3,366,300	$1,076,427

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,765,996	$1,559,134	$—	$—	$—
69	129	15	31	20
—	—	212,592	324,745	173,443

1,766,065	1,559,263	212,607	324,776	173,463

272,603	235,167	23,397	47,755	33,664
55,344	47,745	—	—	—
50,421	44,584	19,111	44,315	29,870
—	—	3,953	8,830	8,357
6,890	2,069	1,563	3,787	2,565
552	476	85	172	121
6,384	5,546	982	2,005	1,412
8,052	7,485	1,327	2,390	1,389
5,274	4,557	812	1,657	1,167
2,998	2,607	532	1,006	732
4,543	3,919	702	1,433	1,010
2	—	—	—	—
5,158	4,494	801	1,641	1,148
6,234	5,365	973	1,976	1,398
4,563	4,955	5,259	5,977	5,667
23,262	19,396	4,279	7,936	5,459
3,788	3,381	1,462	1,928	1,656

456,068	391,746	65,238	132,808	95,615
(19,692)	(16,663)	(23,397)	(47,755)	(33,665)

436,376	375,083	41,841	85,053	61,950

1,329,689	1,184,180	170,766	239,723	111,513

337,291	224,060	—	3,534	544
—	—	776,946	2,323,824	1,937,760
—	—	140,613	434,091	382,078
150,551	264,369	(505,172)	(1,759,014)	(1,561,034)

487,842	488,429	412,387	1,002,435	759,348

$1,817,531	$1,672,609	$583,153	$1,242,158	$870,861

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$2,238,870	$3,328,571
Net realized gain	14,182,679	24,509,455
Change in unrealized appreciation/depreciation	(1,059,002)	23,928,652

Change in net assets from operations.	15,362,547	51,766,678

Distributions to Class A Shareholders From:
Net investment income	(248,040)	(327,487)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	(2,796)	(2,885)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(3,003)	(1,518)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,999,300)	(2,762,362)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(2,253,139)	(3,094,252)

Capital Transactions:
Change in net assets from capital transactions	4,175,039	(3,008,704)

Change in net assets	17,284,447	45,663,722
Net Assets:
Beginning of period	270,727,622	225,063,900

End of period	$288,012,069	$270,727,622

Undistributed (distributions in excess of) net investment income (loss)	$353,838	$368,107

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund

For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$1,999,026	$3,593,739	$1,075,305	$1,281,663	$(633,924)	$(618,509)
48,891,338	43,524,374	2,973,517	5,016,811	82,693,117	55,583,286
29,249,460	14,394,606	10,813,358	2,429,437	(25,026,239)	125,772,041

80,139,824	61,512,719	14,862,180	8,727,911	57,032,954	180,736,818

(247,243)	(140,745)	(63,993)	(55,055)	—	(207,260)
(2,510,139)	(2,605,938)	(294,990)	(1,093,905)	(19,330,945)	(29,265,628)

—	—	—	(1,606)	—	—
(79,254)	(123,396)	(9,790)	(49,225)	(411,768)	(960,978)

(4,312)	(2,748)	—	(1,190)	—	—
(313,445)	(141,366)	(9,875)	(30,133)	(7,118,548)	(11,071,485)

(5,881,265)	(2,646,984)	(1,094,800)	(753,496)	—	(969,508)
(41,702,232)	(36,008,422)	(3,571,652)	(13,333,662)	(26,427,999)	(46,533,186)

(1)	(1)	(1)	(1)	—	—
(12)	(11)	(5)	(20)	(2,187)	(47,139)

(50,737,903)	(41,669,611)	(5,045,106)	(15,318,293)	(53,291,447)	(89,055,184)

(522,595)	135,969,476	(4,532,280)	26,465,817	(162,095,898)	150,124,321

28,879,326	155,812,584	5,284,794	19,875,435	(158,354,391)	241,805,955

743,841,648	588,029,064	131,328,130	111,452,695	1,067,350,315	825,544,360

$772,720,974	$743,841,648	$136,612,924	$131,328,130	$908,995,924	$1,067,350,315

$(1,754,315)	$2,379,480	$519,819	$603,308	$(633,924)	$—

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$16,356,883	$36,515,450
Net realized gain (loss)	28,690,558	42,440,987
Change in unrealized appreciation/depreciation	4,970,843	104,810,881

Change in net assets from operations	50,018,284	183,767,318

Distributions to Class A Shareholders From:
Net investment income	(5,423,097)	(11,973,021)
Net realized gains	(17,395,887)	(24,139,542)
Distributions to Class B Shareholders From:
Net investment income	(32,662)	(74,887)
Net realized gains	(186,425)	(332,882)
Distributions to Class C Shareholders From:
Net investment income	(1,699,311)	(2,855,498)
Net realized gains	(8,563,173)	(10,047,039)
Distributions to Institutional Class Shareholders From:
Net investment income	(9,944,407)	(18,697,858)
Net realized gains	(27,425,380)	(32,827,700)
Distributions to Class R Shareholders From:
Net investment income	(14,570)	(38,520)
Net realized gains	(48,537)	(102,702)

Change in net assets from shareholder distributions	(70,733,449)	(101,089,649)

Capital Transactions:
Change in net assets from capital transactions	(264,803,988)	74,603,686

Change in net assets	(285,519,153)	157,281,355
Net Assets:
Beginning of period	2,077,745,121	1,920,463,766

End of period	$1,792,225,968	$2,077,745,121

Undistributed (distributions in excess of) net investment income (loss)	$1,192,512	$1,949,676

* Commencement of operations.

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund		Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund

For the Six Months Ended March 31, 2015 (Unaudited)	For the Period December 13, 2013* to September 30, 2014	For the Period November 28, 2014* to March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$(802,044)	$(786,946)	$208,971	$193,091	$378,982
151,476	3,093,504	(173,247)	(13,314)	(18,936)
(5,340,900)	2,842,179	224,304	(85,112)	(119,278)

(5,991,468)	5,148,737	260,028	94,665	240,768

—	—	(232)	(41,614)	(88,110)
(72,426)	—	—	—	—

—	—	—	—	—
—	—	—	—	—

—	—	(2)	—	—
(11,557)	—	—	—	—

—	—	(64,536)	(233,654)	(349,455)
(3,014,603)	—	—	—	—

—	—	—	—	—
—	—	—	—	—

(3,098,586)	—	(64,770)	(275,268)	(437,565)

6,173,255	102,672,036	23,329,382	(14,329,157)	4,426,032

(2,916,799)	107,820,773	23,524,640	(14,509,760)	4,229,235

107,820,773	—	—	58,380,936	54,151,701

$104,903,974	$107,820,773	$23,524,640	$43,871,176	$58,380,936

$(802,044)	$—	$144,201	$(87,384)	$(5,207)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

From Investment Activities:
Operations:
Net investment income	$704,187	$1,457,301
Net realized gain (loss)	(208,049)	(26,707)
Change in unrealized appreciation/depreciation	105,766	(296,822)

Change in net assets from operations	601,904	1,133,772

Distributions to Class A Shareholders From:
Net investment income	(153,646)	(348,922)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	—	—
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(23,440)	(21,912)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,301,388)	(2,397,203)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(1,478,474)	(2,768,037)

Capital Transactions:
Change in net assets from capital transactions	(986,941)	18,731,775

Change in net assets	(1,863,511)	17,097,510
Net Assets:
Beginning of period	93,579,875	76,482,365

End of period	$91,716,364	$93,579,875

Undistributed (distributions in excess of) net investment income	$(788,160)	$(13,873)

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$241,910	$648,247	$9,025,658	$14,505,600	$891,078	$2,120,200
195,229	611,948	259,976	2,925,519	71,970	523,009
233,229	(220,964)	8,680,931	6,225,213	427,523	1,043,688

670,368	1,039,231	17,966,565	23,656,332	1,390,571	3,686,897

(94,695)	(301,935)	(713,715)	(1,406,246)	(3,979)	(6,604)
—	—	—	(33,246)	(295)	(1,774)

(1,432)	(9,364)	(17,391)	(46,603)	—	—
—	—	—	(1,493)	—	—

(4,938)	(21,704)	(74,586)	(141,146)	(95)	(173)
—	—	—	(4,242)	(9)	(152)

(244,581)	(1,045,318)	(10,237,828)	(15,766,791)	(887,003)	(2,113,419)
—	—	—	(333,852)	(60,169)	(788,915)

—	—	(85)	(183)	—	—
—	—	—	(4)	—	—

(345,646)	(1,378,321)	(11,043,605)	(17,733,806)	(951,550)	(2,911,037)

994,678	(25,146,872)	209,018,646	(13,487,015)	8,150,102	(35,930,274)

1,319,400	(25,485,962)	215,941,606	(7,564,489)	8,589,123	(35,154,414)

32,984,719	58,470,681	479,160,937	486,725,426	50,629,778	85,784,192

$34,304,119	$32,984,719	$695,102,543	$479,160,937	$59,218,901	$50,629,778

$75,993	$179,729	$(1,567,358)	$450,589	$(29,684)	$(29,685)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
From Investment Activities:
Operations:
Net investment income	$484,351	$993,910
Net realized gain	31,790	57,805
Change in unrealized appreciation/depreciation	630,862	420,142

Change in net assets from operations	1,147,003	1,471,857

Distributions to Class A Shareholders From:
Net investment income	(1,210)	(1,931)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(364)	(137)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(553,067)	(1,227,217)
Net realized gains	—	—

Change in net assets from shareholder distributions	(554,641)	(1,229,285)

Capital Transactions:
Change in net assets from capital transactions	4,907,016	(22,037,743)

Change in net assets	5,499,378	(21,795,171)
Net Assets:
Beginning of period	36,748,536	58,543,707

End of period	$42,247,914	$36,748,536

Undistributed (distributions in excess of) net investment income	$(70,643)	$(353)

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$192,850	$437,419	$377,302	$765,915	$2,381,361	$5,009,338
128,889	222,100	193,623	302,682	731,215	1,003,866
(127,485)	68,244	(36,760)	674,535	253,724	3,550,954

194,254	727,763	534,165	1,743,132	3,366,300	9,564,158

(55,799)	(130,277)	(62,305)	(126,420)	(520,835)	(1,144,192)
(75,342)	—	(33,661)	—	(76,229)	—

(163)	(1,066)	(3,838)	(8,734)	(22,692)	(53,304)
(319)	—	(3,481)	—	(5,096)	—

(136,877)	(303,745)	(309,938)	(628,771)	(1,837,475)	(3,803,406)
(171,504)	—	(147,308)	—	(241,858)	—

(440,004)	(435,088)	(560,531)	(763,925)	(2,704,185)	(5,000,902)

126,531	(2,901,179)	(918,587)	(6,765,866)	(824,479)	(21,237,128)

(119,219)	(2,608,504)	(944,953)	(5,786,659)	(162,364)	(16,673,872)

15,166,496	17,775,000	38,028,988	43,815,647	202,556,661	219,230,533

$15,047,277	$15,166,496	$37,084,035	$38,028,988	$202,394,297	$202,556,661

$3,087	$3,076	$4,893	$3,672	$82,498	$82,139

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
From Investment Activities:
Operations:
Net investment income	$727,589	$1,487,051
Net realized gain	207,067	307,218
Change in unrealized appreciation/depreciation	141,771	1,449,008

Change in net assets from operations	1,076,427	3,243,277

Distributions to Class A Shareholders From:
Net investment income	(170,059)	(379,363)
Net realized gains	(27,810)	—
Distributions to Class C Shareholders From:
Net investment income	(9,935)	(15,349)
Net realized gains	(2,712)	—
Distributions to Institutional Class Shareholders From:
Net investment income	(548,252)	(1,087,595)
Net realized gains	(81,197)	—

Change in net assets from shareholder distributions	(839,965)	(1,482,307)

Capital Transactions:
Change in net assets from capital transactions	1,910,484	(5,199,017)

Change in net assets	2,146,946	(3,438,047)
Net Assets:
Beginning of period	68,368,990	71,807,037

End of period	$70,515,936	$68,368,990

Undistributed (distributions in excess of) net investment income	$26,767	$27,424

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$1,329,689	$2,732,006	$1,184,180	$2,446,499
337,291	1,189,906	224,060	343,688
150,551	1,580,135	264,369	2,327,286

1,817,531	5,502,047	1,672,609	5,117,473

(411,220)	(904,521)	(373,025)	(770,455)
(222,245)	—	(90,668)	—

(8,857)	(26,906)	(2,742)	(9,726)
(7,394)	—	(1,175)	—

(909,876)	(1,800,259)	(799,796)	(1,647,846)
(438,730)	—	(180,075)	—

(1,998,322)	(2,731,686)	(1,447,481)	(2,428,027)

(765,465)	(11,262,105)	(3,298,462)	(3,734,980)

(946,256)	(8,491,744)	(3,073,334)	(1,045,534)

122,514,766	131,006,510	105,919,643	106,965,177

$121,568,510	$122,514,766	$102,846,309	$105,919,643

$62,654	$62,918	$(8,300)	$(16,917)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Strategic Allocation Conservative Fund

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
From Investment Activities:
Operations:
Net investment income	$170,766	$391,878
Net realized gain	917,559	597,313
Change in unrealized appreciation/depreciation	(505,172)	596,232

Change in net assets from operations	583,153	1,585,423

Distributions to Class A Shareholders From:
Net investment income	(168,455)	(341,093)
Distributions to Class B Shareholders From:
Net investment income	(6,321)	(13,314)
Distributions to Class C Shareholders From:
Net investment income	(2,843)	(4,723)
Distributions to Institutional Class Shareholders From:
Net investment income	(28,098)	(56,009)

Change in net assets from shareholder distributions	(205,717)	(415,139)

Capital Transactions:
Change in net assets from capital transactions	(453,935)	(978,718)

Change in net assets	(76,499)	191,566
Net Assets:
Beginning of period	18,987,126	18,795,560

End of period	$18,910,627	$18,987,126

Undistributed (distributions in excess of) net investment income	$(25,766)	$9,185

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$239,723	$583,182	$111,513	$314,044
2,761,449	1,611,303	2,320,382	1,587,350
(1,759,014)	1,619,133	(1,561,034)	1,321,207

1,242,158	3,813,618	870,861	3,222,601

(324,202)	(597,476)	(179,688)	(321,875)

(9,300)	(24,798)	(6,950)	(15,019)

(4,379)	(6,728)	(2,384)	(3,265)

(2,394)	(5,338)	(7,571)	(13,068)

(340,275)	(634,340)	(196,593)	(353,227)

(569,744)	407,613	(338,393)	(2,197,126)

332,139	3,586,891	335,875	672,248

38,378,898	34,792,007	26,950,158	26,277,910

$38,711,037	$38,378,898	$27,286,033	$26,950,158

$(80,944)	$19,608	$(71,771)	$13,309

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,909,888	$2,729,743
Distributions reinvested	238,245	320,064
Value of shares redeemed	(2,636,169)	(3,539,247)

Change in net assets from Class A Share transactions	(488,036)	(489,440)
Class B Shares:
Proceeds from shares issued	7,486	1,745
Distributions reinvested	2,777	2,858
Value of shares redeemed	(249,553)	(514,057)

Change in net assets from Class B Share transactions	(239,290)	(509,454)
Class C Shares:
Proceeds from shares issued	368,884	327,653
Distributions reinvested	2,048	1,269
Value of shares redeemed	(11,688)	(53,570)

Change in net assets from Class C Share transactions	359,244	275,352
Institutional Shares:
Proceeds from shares issued	13,397,238	15,076,742
Distributions reinvested	1,991,062	2,753,320
Value of shares redeemed	(10,845,179)	(20,115,224)

Change in net assets from Institutional Share transactions	4,543,121	(2,285,162)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$4,175,039	$(3,008,704)

Share Transactions:
Class A Shares:
Issued	106,782	169,206
Reinvested	13,080	19,458
Redeemed	(148,169)	(219,138)

Change in Class A Shares	(28,307)	(30,474)
Class B Shares:
Issued	430	107
Reinvested	155	182
Redeemed	(14,109)	(32,514)

Change in Class B Shares	(13,524)	(32,225)
Class C Shares:
Issued	21,240	20,716
Reinvested	115	81
Redeemed	(670)	(3,397)

Change in Class C Shares	20,685	17,400
Institutional Shares:
Issued	749,481	926,275
Reinvested	108,715	166,138
Redeemed	(606,047)	(1,238,787)

Change in Institutional Shares	252,149	(146,374)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	231,003	(191,673)

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$2,297,384	$14,894,315	$3,910,269	$2,746,623	$37,100,032	$83,940,171
2,534,757	2,397,811	338,061	1,063,260	18,786,909	28,608,304
(3,272,697)	(13,183,438)	(802,459)	(2,469,520)	(156,790,865)	(48,852,920)

1,559,444	4,108,688	3,445,871	1,340,363	(100,903,924)	63,695,555

1,419	30,181	959	16,589	7,232	130,062
79,231	123,157	9,791	50,831	405,267	948,880
(302,621)	(896,374)	(73,283)	(147,024)	(1,734,491)	(2,958,194)

(221,971)	(743,036)	(62,533)	(79,604)	(1,321,992)	(1,879,252)

1,055,526	3,682,358	57,495	152,544	14,789,158	16,522,834
231,333	105,926	8,970	27,810	6,765,229	10,521,960
(703,836)	(466,272)	(45,897)	(67,104)	(5,028,121)	(9,956,584)

583,023	3,322,012	20,568	113,250	16,526,266	17,088,210

67,120,440	263,135,153	6,968,913	33,620,037	201,579,776	97,663,971
44,182,703	35,681,479	4,636,759	13,982,036	23,151,425	40,817,740
(113,746,246)	(169,534,832)	(19,541,864)	(22,510,286)	(301,144,008)	(66,778,198)

(2,443,103)	129,281,800	(7,936,192)	25,091,787	(76,412,807)	71,703,513

—	—	—	—	43,501	20,000
12	12	6	21	1,665	46,550
—	—	—	—	(28,607)	(550,255)

12	12	6	21	16,559	(483,705)

$(522,595)	$135,969,476	$(4,532,280)	$26,465,817	$(162,095,898)	$150,124,321

117,390	773,259	266,122	186,399	1,628,306	3,828,555
134,503	129,239	23,062	75,057	850,857	1,439,506
(168,839)	(682,217)	(54,474)	(164,624)	(6,996,440)	(2,243,628)

83,054	220,281	234,710	96,832	(4,517,277)	3,024,433

76	1,665	65	1,168	342	6,738
4,517	7,066	696	3,694	20,613	52,951
(16,430)	(49,107)	(4,992)	(10,037)	(84,640)	(148,348)

(11,837)	(40,376)	(4,231)	(5,175)	(63,685)	(88,659)

58,481	203,805	3,877	10,501	726,441	817,242
13,237	6,086	638	2,023	343,762	586,508
(39,135)	(25,697)	(3,210)	(4,558)	(246,348)	(499,270)

32,583	184,194	1,305	7,966	823,855	904,480

3,433,820	13,488,582	464,408	2,225,741	8,668,646	4,239,993
2,320,846	1,906,275	313,111	979,897	1,014,524	1,993,050
(5,839,539)	(8,687,532)	(1,293,411)	(1,493,001)	(12,645,138)	(2,932,065)

(84,873)	6,707,325	(515,892)	1,712,637	(2,961,968)	3,300,978

—	—	—	—	1,878	830
1	1	—	1	74	2,304
—	—	—	—	(1,267)	(22,726)

1	1	—	1	685	(19,592)

18,928	7,071,425	(284,108)	1,812,261	(6,718,390)	7,121,640

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$47,884,984	$186,958,403
Distributions reinvested	21,608,019	33,625,596
Value of shares redeemed	(226,620,266)	(227,395,105)

Change in net assets from Class A Share transactions	(157,127,263)	(6,811,106)
Class B Shares:
Proceeds from shares issued	13,602	23,664
Distributions reinvested	214,966	399,020
Value of shares redeemed	(1,962,175)	(3,687,451)

Change in net assets from Class B Share transactions	(1,733,607)	(3,264,767)
Class C Shares:
Proceeds from shares issued	15,128,520	49,537,180
Distributions reinvested	9,632,421	12,055,353
Value of shares redeemed	(30,884,300)	(39,300,477)

Change in net assets from Class C Share transactions	(6,123,359)	22,292,056
Institutional Shares:
Proceeds from shares issued	103,709,930	396,807,370
Distributions reinvested	33,300,793	43,949,941
Value of shares redeemed	(236,969,988)	(377,238,376)

Change in net assets from Institutional Share transactions	(99,959,265)	63,518,935
Class R Shares:
Proceeds from shares issued	326,435	638,289
Distributions reinvested	63,106	136,341
Value of shares redeemed	(250,035)	(1,906,062)

Change in net assets from Class R Share transactions	139,506	(1,131,432)

Change in net assets from capital transactions	$(264,803,988)	$74,603,686

Share Transactions:
Class A Shares:
Issued	2,555,482	10,002,372
Reinvested	1,171,980	1,822,457
Redeemed	(12,062,988)	(12,150,789)

Change in Class A Shares	(8,335,526)	(325,960)
Class B Shares:
Issued	720	1,273
Reinvested	11,721	21,807
Redeemed	(104,597)	(196,602)

Change in Class B Shares	(92,156)	(173,522)
Class C Shares:
Issued	814,910	2,666,495
Reinvested	528,187	661,287
Redeemed	(1,662,887)	(2,111,841)

Change in Class C Shares	(319,790)	1,215,941
Institutional Shares:
Issued	5,521,539	20,924,144
Reinvested	1,799,929	2,373,645
Redeemed	(12,616,755)	(20,134,041)

Change in Institutional Shares	(5,295,287)	3,163,748
Class R Shares:
Issued	17,521	34,332
Reinvested	3,443	7,445
Redeemed	(13,328)	(99,742)

Change in Class R Shares	7,636	(57,965)

Change in Shares	(14,035,123)	3,822,242

* Commencement of operations.

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund		Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Period December 13, 2013* to September 30, 2014	For the Period November 28, 2014* to March 31, 2015 (Unaudited)	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$780,853	$2,462,721	$171,643	$6,228,573	$13,313,585
60,356	—	232	33,895	44,792
(910,302)	(29,243)	—	(10,664,119)	(15,655,271)

(69,093)	2,433,478	171,875	(4,401,651)	(2,296,894)

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

120,150	332,128	8,268	—	—
10,371	—	2	—	—
(68,709)	—	(2,009)	—	—

61,812	332,128	6,261	—	—

50,833,129	126,735,146	25,826,117	9,682,105	11,334,014
1,447,368	—	129	209,351	256,316
(46,099,961)	(26,828,716)	(2,675,000)	(19,818,962)	(4,867,404)

6,180,536	99,906,430	23,151,246	(9,927,506)	6,722,926

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

$6,173,255	$102,672,036	$23,329,382	$(14,329,157)	$4,426,032

78,633	226,214	17,273	626,837	1,335,400
6,171	—	24	3,415	4,494
(91,449)	(2,663)	—	(1,074,824)	(1,570,736)

(6,645)	223,551	17,297	(444,572)	(230,842)

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

11,722	30,439	831	—	—
1,068	—	—	—	—
(7,065)	—	(200)	—	—

5,725	30,439	631	—	—

5,095,979	12,077,967	2,582,587	976,032	1,138,349
147,540	—	13	21,101	25,719
(4,677,568)	(2,462,656)	(267,806)	(1,997,718)	(488,049)

565,951	9,615,311	2,314,794	(1,000,585)	676,019

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

565,031	9,869,301	2,332,722	(1,445,157)	445,177

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,339,913	$2,796,080
Distributions reinvested	108,066	289,998
Value of shares redeemed	(2,385,545)	(6,231,598)

Change in net assets from Class A Share transactions	(937,566)	(3,145,520)
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	644,431	1,685,718
Distributions reinvested	19,382	19,814
Value of shares redeemed	(264,391)	(332,368)

Change in net assets from Class C Share transactions	399,422	1,373,164
Institutional Shares:
Proceeds from shares issued	24,770,429	40,964,366
Distributions reinvested	321,117	550,059
Value of shares redeemed	(25,540,343)	(21,010,294)

Change in net assets from Institutional Share transactions	(448,797)	20,504,131
Class R Shares:
Distributions reinvested	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(986,941)	$18,731,775

Share Transactions:
Class A Shares:
Issued	148,557	304,275
Reinvested	11,979	31,571
Redeemed	(264,862)	(676,991)

Change in Class A Shares	(104,326)	(341,145)
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	71,381	184,006
Reinvested	2,150	2,165
Redeemed	(29,326)	(36,183)

Change in Class C Shares	44,205	149,988
Institutional Shares:
Issued	2,746,662	4,455,646
Reinvested	35,618	59,934
Redeemed	(2,831,098)	(2,287,879)

Change in Institutional Shares	(48,818)	2,227,701
Class R Shares:
Reinvested	—	—

Change in Class R Shares	—	—

Change in Shares	(108,939)	2,036,544

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$2,610,896	$668,955	$13,504,174	$3,624,543	$14,885	$100,131
85,284	268,715	623,958	1,284,323	4,042	7,900
(391,506)	(2,248,870)	(3,729,814)	(9,287,592)	(11,607)	(1,500)

2,304,674	(1,311,200)	10,398,318	(4,378,726)	7,320	106,531

4,242	—	61,691	—	—	—
1,408	9,156	16,705	46,598	—	—
(48,202)	(274,607)	(230,896)	(561,667)	—	—

(42,552)	(265,451)	(152,500)	(515,069)	—	—

38,231	47,825	1,180,165	2,108,348	—	6,000
4,760	20,583	57,956	130,446	104	301
(17,026)	(318,297)	(369,590)	(2,088,583)	—	(12,363)

25,965	(249,889)	868,531	150,211	104	(6,062)

4,892,025	6,828,941	240,796,658	107,996,986	16,293,889	16,138,437
86,563	404,001	6,490,660	8,479,710	889,486	2,177,776
(6,271,997)	(30,553,274)	(49,383,107)	(125,220,314)	(9,040,697)	(54,346,956)

(1,293,409)	(23,320,332)	197,904,211	(8,743,618)	8,142,678	(36,030,743)

—	—	86	187	—	—

—	—	86	187	—	—

$994,678	$(25,146,872)	$209,018,646	$(13,487,015)	$8,150,102	$(35,930,274)

253,572	65,306	1,255,965	339,856	1,444	9,780
8,290	26,203	57,928	120,618	392	772
(38,079)	(219,418)	(346,812)	(874,264)	(1,135)	(149)

223,783	(127,909)	967,081	(413,790)	701	10,403

417	—	5,719	—	—	—
138	896	1,550	4,374	—	—
(4,700)	(26,875)	(21,407)	(52,798)	—	—

(4,145)	(25,979)	(14,138)	(48,424)	—	—

3,739	4,682	109,378	197,506	—	580
463	2,010	5,372	12,231	10	30
(1,658)	(30,981)	(34,347)	(196,250)	—	(1,229)

2,544	(24,289)	80,403	13,487	10	(619)

475,768	665,253	22,416,082	10,148,845	1,581,749	1,575,945
8,408	39,338	601,980	795,588	86,300	213,127
(609,970)	(2,973,132)	(4,583,414)	(11,810,416)	(878,685)	(5,310,174)

(125,794)	(2,268,541)	18,434,648	(865,983)	789,364	(3,521,102)

—	—	8	18	—	—

—	—	8	18	—	—

96,388	(2,446,718)	19,468,002	(1,314,692)	790,075	(3,511,318)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$10,509	$48,223
Distributions reinvested	1,210	1,931
Value of shares redeemed	—	(1,500)

Change in net assets from Class A Share transactions	11,719	48,654
Class C Shares:
Proceeds from shares issued	—	35,277
Distributions reinvested	364	137
Value of shares redeemed	—	—

Change in net assets from Class C Share transactions	364	35,414
Institutional Shares:
Proceeds from shares issued	6,977,240	5,626,271
Distributions reinvested	535,286	1,162,537
Value of shares redeemed	(2,617,593)	(28,910,619)

Change in net assets from Institutional Share transactions	4,894,933	(22,121,811)

Change in net assets from capital transactions	$4,907,016	$(22,037,743)

Share Transactions:
Class A Shares:
Issued	1,039	4,903
Reinvested	121	195
Redeemed	—	(153)

Change in Class A Shares	1,160	4,945
Class C Shares:
Issued	—	3,553
Reinvested	36	14
Redeemed	—	—

Change in Class C Shares	36	3,567
Institutional Shares:
Issued	696,404	570,144
Reinvested	53,387	117,683
Redeemed	(261,944)	(2,931,755)

Change in Institutional Shares	487,847	(2,243,928)

Change in Shares	489,043	(2,235,416)

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$103,113	$218,128	$357,116	$251,403	$1,446,823	$3,547,260
114,361	101,299	71,235	92,966	462,987	869,416
(89,082)	(1,643,560)	(510,562)	(1,797,863)	(3,542,964)	(12,529,477)

128,392	(1,324,133)	(82,211)	(1,453,494)	(1,633,154)	(8,112,801)

—	15	21,064	4,800	621,429	589,983
483	1,066	7,027	8,733	22,510	43,522
—	(50,000)	(60,539)	(494,065)	(58,139)	(2,619,552)

483	(48,919)	(32,448)	(480,532)	585,800	(1,986,047)

1,277,501	2,681,290	3,122,319	4,760,513	21,198,832	22,069,111
49,207	22,985	141,990	131,752	444,715	519,324
(1,329,052)	(4,232,402)	(4,068,237)	(9,724,105)	(21,420,672)	(33,726,715)

(2,344)	(1,528,127)	(803,928)	(4,831,840)	222,875	(11,138,280)

$126,531	$(2,901,179)	$(918,587)	$(6,765,866)	$(824,479)	$(21,237,128)

9,656	20,476	31,801	22,606	130,943	326,372
10,668	9,400	6,342	8,369	41,966	79,957
(8,249)	(153,027)	(45,597)	(162,346)	(320,938)	(1,155,567)

12,075	(123,151)	(7,454)	(131,371)	(148,029)	(749,238)

—	—	1,860	432	56,413	54,396
45	99	625	786	2,042	4,011
—	(4,592)	(5,370)	(44,739)	(5,270)	(242,364)

45	(4,493)	(2,885)	(43,521)	53,185	(183,957)

118,967	250,008	276,476	428,018	1,914,816	2,034,614
4,604	2,137	12,620	11,842	40,301	47,745
(124,035)	(393,830)	(360,871)	(877,854)	(1,935,123)	(3,114,298)

(464)	(141,685)	(71,775)	(437,994)	19,994	(1,031,939)

11,656	(269,329)	(82,114)	(612,886)	(74,850)	(1,965,134)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$634,436	$609,289
Distributions reinvested	162,066	311,318
Value of shares redeemed	(1,247,832)	(5,230,947)

Change in net assets from Class A Share transactions	(451,330)	(4,310,340)
Class C Shares:
Proceeds from shares issued	440,507	792,914
Distributions reinvested	9,465	11,159
Value of shares redeemed	(301,648)	(270,955)

Change in net assets from Class C Share transactions	148,324	533,118
Institutional Shares:
Proceeds from shares issued	6,589,664	13,827,670
Distributions reinvested	142,219	198,920
Value of shares redeemed	(4,518,393)	(15,448,385)

Change in net assets from Institutional Share transactions	2,213,490	(1,421,795)

Change in net assets from capital transactions	$1,910,484	$(5,199,017)

Share Transactions:
Class A Shares:
Issued	56,731	55,520
Reinvested	14,488	28,310
Redeemed	(111,473)	(478,279)

Change in Class A Shares	(40,254)	(394,449)
Class C Shares:
Issued	39,487	72,232
Reinvested	847	1,012
Redeemed	(26,912)	(24,584)

Change in Class C Shares	13,422	48,660
Institutional Shares:
Issued	593,145	1,270,152
Reinvested	12,799	18,200
Redeemed	(407,249)	(1,423,379)

Change in Institutional Shares	198,695	(135,027)

Change in Shares	171,863	(480,816)

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$477,845	$1,580,973	$2,706,048	$654,815
500,157	679,452	376,430	608,304
(2,368,503)	(8,739,263)	(1,886,741)	(4,253,974)

(1,390,501)	(6,478,838)	1,195,737	(2,990,855)

3,441	16,603	—	2,400
14,211	21,765	3,581	8,933
(163,064)	(1,282,447)	(128,396)	(337,511)

(145,412)	(1,244,079)	(124,815)	(326,178)

9,643,694	15,203,340	5,918,512	14,475,708
277,633	184,027	166,590	119,083
(9,150,879)	(18,926,555)	(10,454,486)	(15,012,738)

770,448	(3,539,188)	(4,369,384)	(417,947)

$(765,465)	$(11,262,105)	$(3,298,462)	$(3,734,980)

39,638	132,598	265,748	65,415
41,471	56,879	36,952	60,550
(196,438)	(731,884)	(185,038)	(424,311)

(115,329)	(542,407)	117,662	(298,346)

286	1,391	—	241
1,178	1,825	352	891
(13,522)	(107,543)	(12,593)	(33,275)

(12,058)	(104,327)	(12,241)	(32,143)

796,517	1,274,082	577,539	1,439,942
23,032	15,387	16,339	11,839
(756,108)	(1,592,958)	(1,022,046)	(1,494,140)

63,441	(303,489)	(428,168)	(42,359)

(63,946)	(950,223)	(322,747)	(372,848)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Strategic Allocation Conservative Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$500,612	$2,462,133
Distributions reinvested	154,505	307,288
Value of shares redeemed	(1,073,049)	(2,496,915)

Change in net assets from Class A Share transactions	(417,932)	272,506
Class B Shares:
Proceeds from shares issued	—	26,465
Distributions reinvested	6,099	13,314
Value of shares redeemed	(70,078)	(311,480)

Change in net assets from Class B Share transactions	(63,979)	(271,701)
Class C Shares:
Proceeds from shares issued	44,174	85,791
Distributions reinvested	2,793	4,723
Value of shares redeemed	(9,489)	(58,210)

Change in net assets from Class C Share transactions	37,478	32,304
Institutional Shares:
Proceeds from shares issued	110,810	311,637
Distributions reinvested	27,019	53,892
Value of shares redeemed	(147,331)	(1,377,356)

Change in net assets from Institutional Share transactions	(9,502)	(1,011,827)

Change in net assets from capital transactions	$(453,935)	$(978,718)

Share Transactions:
Class A Shares:
Issued	46,841	236,083
Reinvested	14,304	29,146
Redeemed	(100,971)	(239,202)

Change in Class A Shares	(39,826)	26,027
Class B Shares:
Issued	—	2,512
Reinvested	564	1,260
Redeemed	(6,477)	(29,972)

Change in Class B Shares	(5,913)	(26,200)
Class C Shares:
Issued	4,167	8,261
Reinvested	260	451
Redeemed	(883)	(5,494)

Change in Class C Shares	3,544	3,218
Institutional Shares:
Issued	10,213	29,762
Reinvested	2,476	5,061
Redeemed	(13,449)	(133,574)

Change in Institutional Shares	(760)	(98,751)

Change in Shares	(42,955)	(95,706)

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014

$1,754,121	$4,301,837	$1,137,809	$2,541,576
316,798	585,449	177,595	319,012
(2,122,148)	(2,947,129)	(1,181,744)	(3,439,864)

(51,229)	1,940,157	133,660	(579,276)

4,284	—	11,966	18,559
9,300	24,798	6,950	14,990
(452,058)	(1,593,220)	(456,432)	(1,433,303)

(438,474)	(1,568,422)	(437,516)	(1,399,754)

28,428	325,190	62,892	68,590
4,379	6,728	1,997	2,624
(62,252)	(195,220)	(50,599)	(66,401)

(29,445)	136,698	14,290	4,813

32	362	35,115	121,047
1,233	2,761	7,202	12,357
(51,861)	(103,943)	(91,144)	(356,313)

(50,596)	(100,820)	(48,827)	(222,909)

$(569,744)	$407,613	$(338,393)	$(2,197,126)

164,461	417,123	108,839	254,214
29,533	56,225	17,051	31,660
(197,843)	(284,702)	(113,271)	(339,168)

(3,849)	188,646	12,619	(53,294)

414	—	1,186	1,851
890	2,451	688	1,548
(42,798)	(157,756)	(44,456)	(147,107)

(41,494)	(155,305)	(42,582)	(143,708)

2,695	31,327	6,159	6,955
418	660	198	271
(5,944)	(19,019)	(4,942)	(6,830)

(2,831)	12,968	1,415	396

3	35	3,357	11,747
114	264	689	1,221
(4,803)	(10,164)	(8,830)	(36,681)

(4,686)	(9,865)	(4,784)	(23,713)

(52,860)	36,444	(33,332)	(220,319)

Sterling Capital Funds
Statement of Cash Flows
For the Six Months Ended March 31, 2015 (Unaudited)

Sterling Capital Long/Short Equity Fund
Cash Used for Operating Activities:
Net decrease in net assets resulting from operations	$(5,991,468)

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in cash held at broker for securities short sales	(2,607,209)
Decrease in interest and dividends receivable	1,154
Decrease in deferred offering costs	1,780
Increase in prepaid expenses	(11,781)
Decrease in payable for dividends on short sales	(62)
Increase in payable to broker for service fee on short sales	135
Increase in investment advisory fees payable	2,717
Decrease in accounting and administration out-of-pocket fees payable	(1,097)
Increase in administration fees payable	344
Increase in audit fees payable	685
Decrease in transfer agent fees payable	(2,805)
Increase in distribution (12b-1) fees payable	52
Decrease in other fees	(8,274)
Amortization of premium and accretion of discount on investments	(36,528)
Net realized gain (loss) on investments	(153,540)
Net unrealized gain (loss) on investments and foreign currency translations	5,340,900
Premiums received from options written	99,592
Premiums paid on closing options written	(177,767)
Proceeds from investments sold short	80,502,692
Purchases to cover investments sold short	(87,369,206)
Purchases of long-term investments	(123,507,280)
Proceeds from sales of long-term investments	126,090,847
Net purchases of short-term securities	3,890,003

Net cash used for operating activities	(3,936,116)

Cash Provided by (Used for) Financing Activities:
Proceeds from issuance capital shares	52,295,849
Payments on redemption of capital shares	(47,025,285)
Cash dividends paid to shareholders	(1,580,491)

Net cash provided for financing activities	3,690,073

Cash:
Net decrease in cash	(246,043)
Cash at beginning of period	253,051

Cash at end of period	$7,008

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for dividend expense and service fee on securities sold short	$573,500

Non-Cash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	$1,518,095

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$17.24	0.12	0.83		0.95	(0.12)	—	(0.12)
Year Ended September 30, 2014	$14.16	0.18	3.06		3.24	(0.16)	—	(0.16)
Year Ended September 30, 2013	$12.80	0.13	1.36		1.49	(0.13)	—	(0.13)
Year Ended September 30, 2012	$9.90	0.11	2.90		3.01	(0.11)	—	(0.11)
Year Ended September 30, 2011	$10.52	0.11	(0.62)		(0.51)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$10.08	0.10	0.45		0.55	(0.11)	—	(0.11)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2015 (Unaudited)	$19.33	0.03	2.00		2.03	(0.11)	(1.17)	(1.28)
Year Ended September 30, 2014	$18.78	0.05	1.76		1.81	(0.06)	(1.20)	(1.26)
Year Ended September 30, 2013	$14.28	0.13	4.47		4.60	(0.10)	—	(0.10)
Year Ended September 30, 2012	$11.37	0.10	2.91		3.01	(0.10)	—	(0.10)
Year Ended September 30, 2011	$12.08	0.04	(0.70)		(0.66)	(0.05)	—	(0.05)
Year Ended September 30, 2010	$10.81	0.04	1.27		1.31	(0.04)	—	(0.04)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$14.34	0.10	1.51		1.61	(0.09)	(0.44)	(0.53)
Year Ended September 30, 2014	$15.25	0.11	0.93		1.04	(0.08)	(1.87)	(1.95)
Year Ended September 30, 2013	$12.01	0.05	3.37		3.42	(0.03)	(0.15)	(0.18)
Year Ended September 30, 2012	$10.79	0.03	2.17		2.20	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.19	(0.05)	(0.35)		(0.40)	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.04	0.63		0.67	(0.03)	—	(0.03)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$23.33	(0.02)	1.28		1.26	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.38	(0.02)	4.26		4.24	(0.01)	(2.28)	(2.29)
Year Ended September 30, 2013	$18.51	0.05 (g)	3.78		3.83	(0.01)	(0.95)	(0.96)
Year Ended September 30, 2012	$15.25	— (h)	3.57		3.57	—	(0.31)	(0.31)
Year Ended September 30, 2011	$15.93	(0.06)	(0.52)		(0.58)	—	(0.10)	(0.10)
Year Ended September 30, 2010	$14.66	(0.06)	1.33		1.27	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.94	0.16	0.32		0.48	(0.17)	(0.51)	(0.68)
Year Ended September 30, 2014	$18.14	0.34	1.40		1.74	(0.31)	(0.63)	(0.94)
Year Ended September 30, 2013	$16.03	0.29	2.23		2.52	(0.25)	(0.16)	(0.41)
Year Ended September 30, 2012	$13.25	0.25	2.72		2.97	(0.19)	—	(0.19)
Year Ended September 30, 2011	$13.05	0.25	0.14	(j)	0.39	(0.19)	—	(0.19)
Year Ended September 30, 2010	$11.43	0.30	1.56		1.86	(0.24)	—	(0.24)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.90	(0.09)	(0.49)		(0.58)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(e)	$10.00	(0.13)	1.03		0.90	—	—	—
Sterling Capital Behavioral International Equity Fund
November 28, 2014 to March 31, 2015 (Unaudited)(e)	$10.00	0.15	(0.05)		0.10	(0.02)	—	(0.02)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.94	0.03	(0.02)		0.01	(0.04)	—	(0.04)
Year Ended September 30, 2014	$9.98	0.05	(0.03	)(h)	0.02	(0.06)	—	(0.06)
November 30, 2012 to September 30, 2013(e)	$10.00	0.03	(0.02)		0.01	(0.03)	—	(0.03)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.56%.
(e)	Period from commencement of operations.
(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.01%.
(g)	Net investment income per share reflects a special dividend, which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.19% per share.
(h)	Amount is less than $0.005.
(i)	Ratio is below 0.005%.
(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.
(k)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.04% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.07	5.53%		$35,543	1.05%		1.38%		1.15%	61.07%
$17.24	22.96%		$34,395	1.06%		1.09%		1.16%	113.75%
$14.16	11.72	%(d)	$28,682	1.09%		0.97%		1.19%	164.27%
$12.80	30.52%		$28,618	1.08%		0.98%		1.28%	68.75%
$ 9.90	(5.01)%		$24,603	1.08%		0.93%		1.47%	66.29%
$10.52	5.47%		$28,849	1.09%		0.98%		1.48%	119.85%

$20.08	10.97%		$44,688	1.18%		0.31%		1.18%	14.52%
$19.33	9.91%		$41,403	1.18%		0.26%		1.18%	27.30%
$18.78	32.36%		$36,094	1.17%		0.79%		1.17%	34.03%
$14.28	26.57%		$21,976	1.19%		0.78%		1.20%	21.62%
$11.37	(5.51)%		$18,017	1.18%		0.32%		1.22%	38.30%
$12.08	12.09%		$18,890	1.20%		0.33%		1.30%	45.02%

$15.42	11.43%		$14,026	1.24%		1.40%		1.24%	42.48%
$14.34	7.09%		$9,681	1.24%		0.74%		1.24%	68.50%
$15.25	28.74%		$8,813	1.29%		0.36%		1.29%	176.62%
$12.01	21.31%		$6,720	1.33%		0.22%		1.44%	32.86%
$10.79	(3.57)%		$6,152	1.33%		(0.39)%		1.69%	63.02%
$11.19	6.39	%(f)	$5,389	1.40%		0.49%		1.91%	95.89%

$23.39	5.69%		$259,656	1.21%		(0.18)%		1.21%	4.64%
$23.33	21.71%		$364,368	1.21%		(0.11)%		1.21%	32.35%
$21.38	21.59%		$269,300	1.24%		0.27	%(g)	1.24%	53.76%
$18.51	23.67%		$174,085	1.29%		(0.00	)%(i)	1.38%	19.38%
$15.25	(3.72)%		$197,138	1.28%		(0.35)%		1.53%	31.51%
$15.93	8.66%		$202,670	1.29%		(0.38)%		1.55%	25.65%

$18.74	2.61%		$550,611	1.21%		1.68%		1.21%	14.56%
$18.94	9.76%		$714,457	1.20%		1.79%		1.20%	16.13%
$18.14	16.02%		$690,106	1.20%		1.69%		1.20%	30.56%
$16.03	22.47%		$371,659	1.19%		1.61%		1.26%	21.30%
$13.25	2.93%		$214,622	1.18%		1.80%		1.43%	16.64%
$13.05	16.42%		$143,283	1.19%		2.43%		1.45%	21.63%

$10.02	(5.29)%		$2,174	3.16	%(k)	(1.84)%		3.16%	152.22%
$10.90	9.00%		$2,437	3.44	%(k)	(1.55)%		3.44%	193.58%

$10.08	1.05%		$174	1.27%		3.01%		1.44%	44.21%

$ 9.91	0.13%		$6,744	0.74%		0.54%		0.74%	37.31%
$ 9.94	0.21%		$11,184	0.73%		0.51%		0.73%	79.98%
$ 9.98	0.15%		$13,526	0.73%		0.41%		0.73%	55.18%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.07	0.06	— (d)	0.06	(0.14)	—	(0.14)
Year Ended September 30, 2014	$9.24	0.14	(0.04)	0.10	(0.27)	—	(0.27)
Year Ended September 30, 2013	$9.47	0.17	(0.10)	0.07	(0.30)	—	(0.30)
Year Ended September 30, 2012	$9.36	0.19	0.24	0.43	(0.32)	—	(0.32)
Year Ended September 30, 2011	$9.68	0.17	(0.19)	(0.02)	(0.30)	—	(0.30)
Year Ended September 30, 2010	$9.66	0.16	0.10	0.26	(0.24)	—	(0.24)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.19	0.07	0.14	0.21	(0.10)	—	(0.10)
Year Ended September 30, 2014	$10.29	0.14	0.09	0.23	(0.33)	—	(0.33)
Year Ended September 30, 2013	$10.86	0.16	(0.43)	(0.27)	(0.30)	—	(0.30)
Year Ended September 30, 2012	$10.79	0.20	0.16	0.36	(0.29)	—	(0.29)
Year Ended September 30, 2011	$10.80	0.24	0.06	0.30	(0.31)	—	(0.31)
Year Ended September 30, 2010	$10.56	0.29	0.27	0.56	(0.32)	—	(0.32)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.66	0.14	0.16	0.30	(0.17)	—	(0.17)
Year Ended September 30, 2014	$10.52	0.31	0.21	0.52	(0.37)	(0.01)	(0.38)
Year Ended September 30, 2013	$11.15	0.29	(0.46)	(0.17)	(0.38)	(0.08)	(0.46)
Year Ended September 30, 2012	$11.05	0.29	0.46	0.75	(0.38)	(0.27)	(0.65)
Year Ended September 30, 2011	$11.32	0.38	0.01	0.39	(0.45)	(0.21)	(0.66)
Year Ended September 30, 2010	$10.78	0.43	0.61	1.04	(0.49)	(0.01)	(0.50)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.25	0.15	0.10	0.25	(0.15)	(0.01)	(0.16)
Year Ended September 30, 2014	$10.15	0.31	0.20	0.51	(0.31)	(0.10)	(0.41)
February 1, 2013 to September 30, 2013(e)	$10.53	0.22	(0.38)	(0.16)	(0.22)	—	(0.22)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.90	0.11	0.18	0.29	(0.13)	—	(0.13)
Year Ended September 30, 2014	$9.85	0.22	0.11	0.33	(0.28)	—	(0.28)
February 1, 2013 to September 30, 2013(e)	$10.16	0.11	(0.21)	(0.10)	(0.21)	—	(0.21)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.86	0.13	— (d)	0.13	(0.13)	(0.18)	(0.31)
Year Ended September 30, 2014	$10.67	0.27	0.18	0.45	(0.26)	—	(0.26)
Year Ended September 30, 2013	$11.17	0.24	(0.44)	(0.20)	(0.24)	(0.06)	(0.30)
Year Ended September 30, 2012	$10.80	0.27	0.40	0.67	(0.27)	(0.03)	(0.30)
Year Ended September 30, 2011	$10.83	0.29	0.02 (f)	0.31	(0.29)	(0.05)	(0.34)
Year Ended September 30, 2010	$10.68	0.29	0.25	0.54	(0.29)	(0.10)	(0.39)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$11.23	0.10	0.06	0.16	(0.10)	(0.06)	(0.16)
Year Ended September 30, 2014	$10.96	0.19	0.27	0.46	(0.19)	—	(0.19)
Year Ended September 30, 2013	$11.56	0.19	(0.45)	(0.26)	(0.19)	(0.15)	(0.34)
Year Ended September 30, 2012	$11.23	0.24	0.41	0.65	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2011	$11.21	0.28	0.06	0.34	(0.28)	(0.04)	(0.32)
Year Ended September 30, 2010	$10.97	0.28	0.24	0.52	(0.28)	— (d)	(0.28)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.99	0.62%	$9,432	0.77%	1.34%	0.79%	27.32%
$9.07	1.13%	$10,468	0.76%	1.48%	0.80%	56.10%
$9.24	0.72%	$13,812	0.77%	1.83%	0.81%	56.09%
$9.47	4.68%	$8,965	0.81%	2.04%	0.91%	85.13%
$9.36	(0.20)%	$7,684	0.85%	1.81%	1.20%	120.09%
$9.68	2.75%	$7,747	0.95%	1.66%	1.36%	55.50%

$10.30	2.05%	$11,170	0.91%	1.30%	0.94%	28.86%
$10.19	2.23%	$8,778	0.93%	1.41%	0.93%	35.74%
$10.29	(2.54)%	$10,172	0.93%	1.50%	0.93%	66.16%
$10.86	3.41%	$12,788	0.97%	1.81%	1.10%	71.68%
$10.79	2.86%	$13,344	0.96%	2.30%	1.33%	83.62%
$10.80	5.38%	$14,235	0.96%	2.76%	1.34%	83.92%

$10.79	2.86%	$49,831	0.71%	2.61%	0.81%	12.52%
$10.66	5.03%	$38,929	0.81%	2.90%	0.83%	75.21%
$10.52	(1.51)%	$42,774	0.82%	2.68%	0.84%	149.09%
$11.15	7.13%	$50,063	0.88%	2.65%	0.99%	110.82%
$11.05	3.68%	$37,274	0.95%	3.47%	1.32%	131.87%
$11.32	10.00%	$31,465	0.96%	3.90%	1.34%	122.94%

$10.34	2.45%	$278	0.85%	2.90%	0.85%	12.41%
$10.25	5.16%	$269	0.86%	3.04%	0.86%	105.03%
$10.15	(1.54)%	$160	0.85%	3.21%	0.85%	99.48%

$10.06	2.97%	$100	0.83%	2.29%	0.87%	7.60%
$9.90	3.38%	$87	0.85%	2.20%	0.88%	98.34%
$9.85	(1.00)%	$38	0.90%	1.71%	0.90%	193.21%

$10.68	1.19%	$4,670	0.95%	2.42%	0.98%	10.15%
$10.86	4.31%	$4,615	0.97%	2.47%	0.97%	11.13%
$10.67	(1.83)%	$5,849	0.96%	2.21%	0.96%	22.05%
$11.17	6.21%	$10,969	0.95%	2.43%	1.04%	16.52%
$10.80	3.00%	$8,729	0.93%	2.76%	1.28%	15.73%
$10.83	5.25%	$8,380	0.94%	2.76%	1.40%	20.68%

$11.23	1.42%	$6,676	0.91%	1.84%	0.94%	8.85%
$11.23	4.26%	$6,763	0.94%	1.74%	0.94%	19.90%
$10.96	(2.31)%	$8,036	0.95%	1.70%	0.95%	70.60%
$11.56	5.80%	$9,877	0.95%	2.08%	1.05%	34.94%
$11.23	3.09%	$9,232	0.92%	2.52%	1.28%	21.89%
$11.21	4.81%	$11,763	0.94%	2.52%	1.40%	12.26%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.98	0.12	0.06	0.18	(0.12)	(0.02)	(0.14)
Year Ended September 30, 2014	$10.74	0.24	0.24	0.48	(0.24)	—	(0.24)
Year Ended September 30, 2013	$11.36	0.25	(0.54)	(0.29)	(0.25)	(0.08)	(0.33)
Year Ended September 30, 2012	$11.02	0.27	0.41	0.68	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$11.01	0.29	0.07	0.36	(0.29)	(0.06)	(0.35)
Year Ended September 30, 2010	$10.87	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$11.14	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)
Year Ended September 30, 2014	$10.85	0.22	0.29	0.51	(0.22)	—	(0.22)
Year Ended September 30, 2013	$11.36	0.21	(0.43)	(0.22)	(0.21)	(0.08)	(0.29)
Year Ended September 30, 2012	$10.97	0.24	0.46	0.70	(0.24)	(0.07)	(0.31)
Year Ended September 30, 2011	$10.93	0.26	0.07	0.33	(0.26)	(0.03)	(0.29)
Year Ended September 30, 2010	$10.68	0.30	0.25	0.55	(0.30)	—	(0.30)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$12.06	0.12	0.05	0.17	(0.12)	(0.07)	(0.19)
Year Ended September 30, 2014	$11.79	0.24	0.27	0.51	(0.24)	—	(0.24)
Year Ended September 30, 2013	$12.45	0.24	(0.56)	(0.32)	(0.24)	(0.10)	(0.34)
Year Ended September 30, 2012	$12.12	0.28	0.40	0.68	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2011	$12.14	0.31	0.02	0.33	(0.31)	(0.04)	(0.35)
Year Ended September 30, 2010	$12.07	0.33	0.18	0.51	(0.33)	(0.11)	(0.44)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.16	0.11	0.05	0.16	(0.11)	(0.03)	(0.14)
Year Ended September 30, 2014	$9.90	0.21	0.26	0.47	(0.21)	—	(0.21)
Year Ended September 30, 2013	$10.51	0.22	(0.49)	(0.27)	(0.22)	(0.12)	(0.34)
Year Ended September 30, 2012	$10.16	0.27	0.39	0.66	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2011	$10.17	0.32	—	0.32	(0.32)	(0.01)	(0.33)
Year Ended September 30, 2010	$10.04	0.33	0.15	0.48	(0.33)	(0.02)	(0.35)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.59	0.10	0.24	0.34	(0.12)	—	(0.12)
Year Ended September 30, 2014	$9.95	0.22	0.65	0.87	(0.23)	—	(0.23)
Year Ended September 30, 2013	$9.68	0.22	0.28	0.50	(0.23)	—	(0.23)
Year Ended September 30, 2012	$8.74	0.20	0.94	1.14	(0.20)	—	(0.20)
Year Ended September 30, 2011	$9.06	0.22	(0.26)	(0.04)	(0.28)	—	(0.28)
Year Ended September 30, 2010	$8.50	0.26	0.57	0.83	(0.27)	—	(0.27)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.66	0.07	0.28	0.35	(0.10)	—	(0.10)
Year Ended September 30, 2014	$9.77	0.17	0.90	1.07	(0.18)	—	(0.18)
Year Ended September 30, 2013	$9.13	0.16	0.65	0.81	(0.17)	—	(0.17)
Year Ended September 30, 2012	$7.95	0.14	1.18	1.32	(0.14)	—	(0.14)
Year Ended September 30, 2011	$8.39	0.15	(0.41)	(0.26)	(0.18)	—	(0.18)
Year Ended September 30, 2010	$7.79	0.18	0.60	0.78	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.39	0.05	0.29	0.34	(0.08)	—	(0.08)
Year Ended September 30, 2014	$9.35	0.12	1.06	1.18	(0.14)	—	(0.14)
Year Ended September 30, 2013	$8.47	0.11	0.89	1.00	(0.12)	—	(0.12)
Year Ended September 30, 2012	$7.20	0.10	1.27	1.37	(0.10)	—	(0.10)
Year Ended September 30, 2011	$7.69	0.10	(0.48)	(0.38)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$7.11	0.13	0.58	0.71	(0.13)	—	(0.13)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.02	1.62%	$46,953	0.87%	2.18%	0.90%	12.14%
$10.98	4.55%	$48,426	0.91%	2.25%	0.91%	11.67%
$10.74	(2.63)%	$55,416	0.92%	2.23%	0.92%	22.38%
$11.36	6.25%	$65,544	0.92%	2.39%	1.00%	19.76%
$11.02	3.35%	$51,294	0.92%	2.67%	1.22%	15.15%
$11.01	4.79%	$46,560	0.93%	2.79%	1.34%	19.19%

$11.18	1.51%	$17,360	0.89%	1.96%	0.92%	7.96%
$11.14	4.76%	$17,748	0.93%	2.02%	0.93%	15.51%
$10.85	(1.93)%	$21,569	0.94%	1.92%	0.94%	35.38%
$11.36	6.48%	$22,398	0.95%	2.16%	1.02%	26.49%
$10.97	3.11%	$16,338	0.96%	2.43%	1.26%	25.83%
$10.93	5.25%	$15,290	0.98%	2.81%	1.39%	14.60%

$12.04	1.41%	$39,682	0.88%	2.04%	0.91%	9.31%
$12.06	4.39%	$41,130	0.91%	2.04%	0.91%	20.48%
$11.79	(2.60)%	$46,616	0.93%	1.98%	0.93%	40.00%
$12.45	5.68%	$50,835	0.93%	2.25%	1.01%	21.63%
$12.12	2.85%	$39,231	0.93%	2.64%	1.23%	15.33%
$12.14	4.39%	$35,284	0.94%	2.79%	1.35%	9.54%

$10.18	1.51%	$36,460	0.88%	2.11%	0.91%	4.61%
$10.16	4.82%	$35,190	0.91%	2.14%	0.91%	21.09%
$ 9.90	(2.65)%	$37,266	0.93%	2.13%	0.93%	22.18%
$10.51	6.59%	$40,019	0.93%	2.60%	0.93%	26.70%
$10.16	3.22%	$32,791	0.94%	3.19%	0.94%	23.34%
$10.17	4.87%	$29,858	0.94%	3.33%	0.95%	6.60%

$10.81	3.20%	$15,478	0.43%	1.84%	0.68%	31.92%
$10.59	8.81%	$15,589	0.45%	2.11%	0.70%	8.67%
$ 9.95	5.25%	$14,381	0.54%	2.18%	0.69%	60.51%
$ 9.68	13.10%	$13,704	0.69%	2.09%	0.77%	7.99%
$ 8.74	(0.55)%	$10,689	0.64%	2.34%	0.97%	8.36%
$ 9.06	9.93%	$7,230	0.46%	3.01%	0.97%	33.33%

$10.91	3.29%	$36,226	0.40%	1.30%	0.65%	47.05%
$10.66	11.05%	$35,437	0.39%	1.64%	0.64%	5.70%
$ 9.77	8.95%	$30,638	0.51%	1.70%	0.66%	81.00%
$ 9.13	16.76%	$28,375	0.66%	1.65%	0.75%	17.65%
$ 7.95	(3.29)%	$25,227	0.58%	1.68%	0.91%	9.96%
$ 8.39	10.18%	$25,419	0.41%	2.27%	0.92%	47.76%

$10.65	3.28%	$24,444	0.41%	0.88%	0.66%	55.08%
$10.39	12.65%	$23,709	0.41%	1.23%	0.66%	8.60%
$ 9.35	11.89%	$21,833	0.52%	1.24%	0.68%	96.94%
$ 8.47	19.14%	$18,827	0.68%	1.30%	0.76%	20.21%
$ 7.20	(5.10)%	$16,246	0.59%	1.26%	0.93%	9.06%
$ 7.69	10.13%	$17,838	0.42%	1.81%	0.93%	57.35%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$16.94	0.05		0.82	0.87	(0.06)	—	(0.06)
Year Ended September 30, 2014	$13.91	0.05		3.02	3.07	(0.04)	—	(0.04)
Year Ended September 30, 2013	$12.58	0.03		1.33	1.36	(0.03)	—	(0.03)
Year Ended September 30, 2012	$9.73	0.03		2.84	2.87	(0.02)	—	(0.02)
Year Ended September 30, 2011	$10.33	0.02		(0.60)	(0.58)	(0.02)	—	(0.02)
Year Ended September 30, 2010	$9.90	0.02		0.44	0.46	(0.03)	—	(0.03)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.13	(0.04)		1.87	1.83	—	(1.17)	(1.17)
Year Ended September 30, 2014	$17.76	(0.10)		1.67	1.57	—	(1.20)	(1.20)
Year Ended September 30, 2013	$13.55	—	(e)	4.24	4.24	(0.03)	—	(0.03)
Year Ended September 30, 2012	$10.80	—	(e)	2.77	2.77	(0.02)	—	(0.02)
Year Ended September 30, 2011	$11.52	(0.06)		(0.66)	(0.72)	—	—	—
Year Ended September 30, 2010	$10.35	(0.05)		1.22	1.17	— (e)	—	— (e)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$13.88	0.04		1.46	1.50	—	(0.44)	(0.44)
Year Ended September 30, 2014	$14.89	(0.01)		0.93	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.80	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.15	2.09	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	(0.02)		0.64	0.62	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$20.93	(0.09)		1.14	1.05	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.53	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.11	(0.08	)(h)	3.45	3.37	—	(0.95)	(0.95)
Year Ended September 30, 2012	$14.22	(0.12)		3.32	3.20	—	(0.31)	(0.31)
Year Ended September 30, 2011	$14.97	(0.18)		(0.47)	(0.65)	—	(0.10)	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)		1.24	1.08	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.91	0.09		0.30	0.39	(0.09)	(0.51)	(0.60)
Year Ended September 30, 2014	$18.10	0.19		1.41	1.60	(0.16)	(0.63)	(0.79)
Year Ended September 30, 2013	$15.99	0.16		2.22	2.38	(0.11)	(0.16)	(0.27)
Year Ended September 30, 2012	$13.21	0.13		2.72	2.85	(0.07)	—	(0.07)
Year Ended September 30, 2011	$13.01	0.14		0.14 (i)	0.28	(0.08)	—	(0.08)
Year Ended September 30, 2010	$11.39	0.20		1.57	1.77	(0.15)	—	(0.15)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.16	0.03		0.13	0.16	(0.06)	—	(0.06)
Year Ended September 30, 2014	$10.25	0.07		0.09	0.16	(0.25)	—	(0.25)
Year Ended September 30, 2013	$10.82	0.08		(0.43)	(0.35)	(0.22)	—	(0.22)
Year Ended September 30, 2012	$10.75	0.12		0.16	0.28	(0.21)	—	(0.21)
Year Ended September 30, 2011	$10.77	0.17		0.04	0.21	(0.23)	—	(0.23)
Year Ended September 30, 2010	$10.52	0.21		0.28	0.49	(0.24)	—	(0.24)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.59%.

(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.50%.

(h)	Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$17.75	5.11%		$798	1.80%	0.59%		1.90%	61.07%
$16.94	22.08%		$990	1.81%	0.33%		1.91%	113.75%
$13.91	10.83	%(d)	$1,261	1.84%	0.23%		1.94%	164.27%
$12.58	29.55%		$1,638	1.83%	0.24%		1.95%	68.75%
$ 9.73	(5.67)%		$1,922	1.83%	0.18%		1.97%	66.29%
$10.33	4.64%		$3,121	1.83%	0.17%		1.98%	119.85%

$18.79	10.56%		$1,136	1.93%	(0.49)%		1.93%	14.52%
$18.13	9.09%		$1,311	1.93%	(0.53)%		1.93%	27.30%
$17.76	31.34%		$2,002	1.92%	(0.01)%		1.92%	34.03%
$13.55	25.72%		$1,996	1.93%	(0.01)%		1.95%	21.62%
$10.80	(6.25)%		$2,604	1.93%	(0.45)%		1.97%	38.30%
$11.52	11.32%		$3,796	1.94%	(0.48)%		2.05%	45.02%

$14.94	10.97%		$286	1.99%	0.57%		1.99%	42.48%
$13.88	6.33%		$324	1.99%	(0.04)%		1.99%	68.50%
$14.89	27.74%		$425	2.04%	(0.41)%		2.04%	176.62%
$11.80	20.43%		$432	2.08%	(0.53)%		2.11%	32.86%
$10.69	(4.30)%		$571	2.08%	(1.15)%		2.19%	63.02%
$11.17	5.88	%(g)	$932	2.15%	(0.28)%		2.41%	95.89%

$20.78	5.33%		$6,323	1.96%	(0.91)%		1.96%	4.64%
$20.93	20.78%		$7,704	1.96%	(0.86)%		1.96%	32.35%
$19.53	20.64%		$8,921	1.99%	(0.45	)%(h)	1.99%	53.76%
$17.11	22.76%		$12,466	2.04%	(0.77)%		2.04%	19.38%
$14.22	(4.43)%		$16,582	2.03%	(1.10)%		2.03%	31.51%
$14.97	7.78%		$22,538	2.04%	(1.13)%		2.05%	25.65%

$18.70	2.17%		$5,712	1.95%	0.92%		1.95%	14.56%
$18.91	8.97%		$7,516	1.95%	1.02%		1.95%	16.13%
$18.10	15.13%		$10,335	1.95%	0.94%		1.95%	30.56%
$15.99	21.60%		$12,653	1.93%	0.85%		1.93%	21.30%
$13.21	2.13%		$12,314	1.93%	1.02%		1.93%	16.64%
$13.01	15.59%		$13,959	1.94%	1.67%		1.94%	21.63%

$10.26	1.57%		$224	1.66%	0.54%		1.69%	28.86%
$10.16	1.56%		$264	1.68%	0.66%		1.68%	35.74%
$10.25	(3.30)%		$533	1.69%	0.77%		1.69%	66.16%
$10.82	2.64%		$896	1.72%	1.10%		1.76%	71.68%
$10.75	1.99%		$1,617	1.71%	1.58%		1.83%	83.62%
$10.77	4.71%		$2,690	1.71%	1.99%		1.84%	83.92%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

Net Asset Value, Beginning of Period		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.67	0.10	0.16	0.26	(0.13)	—	(0.13)
Year Ended September 30, 2014	$10.53	0.23	0.21	0.44	(0.29)	(0.01)	(0.30)
Year Ended September 30, 2013	$11.16	0.21	(0.46)	(0.25)	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2012	$11.06	0.22	0.45	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.33	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.78	0.35	0.62	0.97	(0.41)	(0.01)	(0.42)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.62	0.06	0.23	0.29	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.98	0.14	0.66	0.80	(0.16)	—	(0.16)
Year Ended September 30, 2013	$9.70	0.14	0.29	0.43	(0.15)	—	(0.15)
Year Ended September 30, 2012	$8.76	0.12	0.94	1.06	(0.12)	—	(0.12)
Year Ended September 30, 2011	$9.07	0.15	(0.25)	(0.10)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.50	0.20	0.57	0.77	(0.20)	—	(0.20)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.45	0.03	0.27	0.30	(0.06)	—	(0.06)
Year Ended September 30, 2014	$9.57	0.09	0.89	0.98	(0.10)	—	(0.10)
Year Ended September 30, 2013	$8.94	0.09	0.63	0.72	(0.09)	—	(0.09)
Year Ended September 30, 2012	$7.79	0.07	1.16	1.23	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.22	0.08	(0.40)	(0.32)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$7.63	0.12	0.59	0.71	(0.12)	—	(0.12)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.14	0.01	0.28	0.29	(0.04)	—	(0.04)
Year Ended September 30, 2014	$9.12	0.04	1.04	1.08	(0.06)	—	(0.06)
Year Ended September 30, 2013	$8.26	0.05	0.86	0.91	(0.05)	—	(0.05)
Year Ended September 30, 2012	$7.03	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.51	0.04	(0.46)	(0.42)	(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.95	0.08	0.56	0.64	(0.08)	—	(0.08)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.80	2.47%	$1,316	1.46%	1.84%	1.56%	12.52%
$10.67	4.25%	$1,452	1.56%	2.16%	1.58%	75.21%
$10.53	(2.25)%	$1,943	1.57%	1.93%	1.59%	149.09%
$11.16	6.33%	$3,132	1.63%	1.97%	1.67%	110.82%
$11.06	2.91%	$3,776	1.70%	2.74%	1.82%	131.87%
$11.33	9.18%	$4,762	1.71%	3.21%	1.83%	122.94%

$10.82	2.74%	$759	1.18%	1.09%	1.43%	31.92%
$10.62	8.07%	$807	1.20%	1.35%	1.45%	8.67%
$ 9.98	4.49%	$1,020	1.30%	1.41%	1.44%	60.51%
$ 9.70	12.16%	$1,397	1.44%	1.34%	1.44%	7.99%
$ 8.76	(1.24)%	$1,813	1.37%	1.61%	1.47%	8.36%
$ 9.07	9.15%	$2,403	1.21%	2.25%	1.47%	33.33%

$10.69	2.84%	$1,542	1.15%	0.54%	1.40%	47.05%
$10.45	10.26%	$1,940	1.14%	0.85%	1.39%	5.70%
$ 9.57	8.14%	$3,264	1.28%	0.94%	1.41%	81.00%
$ 8.94	15.80%	$5,184	1.41%	0.87%	1.41%	17.65%
$ 7.79	(4.01)%	$6,560	1.31%	0.96%	1.41%	9.96%
$ 8.22	9.40%	$9,771	1.16%	1.48%	1.41%	47.76%

$10.39	2.91%	$1,466	1.16%	0.10%	1.41%	55.08%
$10.14	11.84%	$1,863	1.16%	0.44%	1.41%	8.60%
$ 9.12	11.04%	$2,986	1.28%	0.53%	1.41%	96.94%
$ 8.26	18.19%	$4,346	1.43%	0.52%	1.43%	20.21%
$ 7.03	(5.68)%	$5,521	1.33%	0.52%	1.43%	9.06%
$ 7.51	9.22%	$8,275	1.17%	1.05%	1.43%	57.35%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$16.79	0.06		0.80	0.86	(0.07)	—	(0.07)
Year Ended September 30, 2014	$13.81	0.05		3.00	3.05	(0.07)	—	(0.07)
Year Ended September 30, 2013	$12.49	0.03		1.32	1.35	(0.03)	—	(0.03)
Year Ended September 30, 2012	$ 9.67	0.03		2.82	2.85	(0.03)	—	(0.03)
Year Ended September 30, 2011	$10.28	0.01		(0.59)	(0.58)	(0.03)	—	(0.03)
Year Ended September 30, 2010	$ 9.85	0.02		0.45	0.47	(0.04)	—	(0.04)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.06	(0.04)		1.86	1.82	(0.01)	(1.17)	(1.18)
Year Ended September 30, 2014	$17.72	(0.07)		1.63	1.56	(0.02)	(1.20)	(1.22)
Year Ended September 30, 2013	$13.51	0.01		4.23	4.24	(0.03)	—	(0.03)
Year Ended September 30, 2012	$10.78	—	(e)	2.76	2.76	(0.03)	—	(0.03)
Year Ended September 30, 2011	$11.50	(0.05)		(0.67)	(0.72)	—	—	—
Year Ended September 30, 2010	$10.34	(0.05)		1.21	1.16	— (e)	—	— (e)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$13.87	0.05		1.44	1.49	—	(0.44)	(0.44)
Year Ended September 30, 2014	$14.88	—	(e)	0.92	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.79	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.14	2.08	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	(0.01)		0.64	0.63	(0.01)	—	(0.01)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$20.95	(0.09)		1.13	1.04	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.55	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.12	(0.08	)(h)	3.46	3.38	—	(0.95)	(0.95)
Year Ended September 30, 2012	$14.23	(0.12)		3.32	3.20	—	(0.31)	(0.31)
Year Ended September 30, 2011	$14.98	(0.18)		(0.47)	(0.65)	—	(0.10)	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)		1.25	1.09	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.80	0.09		0.31	0.40	(0.10)	(0.51)	(0.61)
Year Ended September 30, 2014	$18.01	0.19		1.40	1.59	(0.17)	(0.63)	(0.80)
Year Ended September 30, 2013	$15.92	0.16		2.22	2.38	(0.13)	(0.16)	(0.29)
Year Ended September 30, 2012	$13.17	0.13		2.70	2.83	(0.08)	—	(0.08)
Year Ended September 30, 2011	$12.98	0.15		0.13 (i)	0.28	(0.09)	—	(0.09)
Year Ended September 30, 2010	$11.37	0.21		1.56	1.77	(0.16)	—	(0.16)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.85	(0.13)		(0.49)	(0.62)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(f)	$10.00	(0.21)		1.06	0.85	—	—	—
Sterling Capital Behavioral International Equity Fund
November 28, 2014 to March 31, 2015 (Unaudited)(f)	$10.00	0.11		(0.02)	0.09	(0.02)	—	(0.02)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$ 9.07	0.03		(0.02)	0.01	(0.10)	—	(0.10)
Year Ended September 30, 2014	$ 9.24	0.06		(0.03)	0.03	(0.20)	—	(0.20)
Year Ended September 30, 2013	$ 9.47	0.09		(0.09)	—	(0.23)	—	(0.23)
February 1, 2012 to September 30, 2012(f)	$ 9.45	0.08		0.10	0.18	(0.16)	—	(0.16)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.72%.

(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.55%.

(h)	Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(j)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.79% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$17.58	5.13%		$923	1.80%		0.73%		1.90%	61.07%
$16.79	22.09%		$534	1.81%		0.34%		1.92%	113.75%
$13.81	10.88	%(d)	$199	1.84%		0.21%		1.94%	164.27%
$12.49	29.51%		$167	1.83%		0.22%		1.95%	68.75%
$ 9.67	(5.72)%		$176	1.84%		0.13%		1.99%	66.29%
$10.28	4.75%		$110	1.84%		0.23%		1.99%	119.85%

$18.70	10.57%		$5,436	1.93%		(0.42)%		1.93%	14.52%
$18.06	9.12%		$4,661	1.94%		(0.40)%		1.94%	27.30%
$17.72	31.37%		$1,309	1.92%		0.04%		1.92%	34.03%
$13.51	25.67%		$538	1.94%		0.03%		1.95%	21.62%
$10.78	(6.26)%		$398	1.93%		(0.42)%		1.97%	38.30%
$11.50	11.26%		$436	1.95%		(0.42)%		2.06%	45.02%

$14.92	10.91%		$355	1.99%		0.64%		1.99%	42.48%
$13.87	6.38%		$312	1.99%		(0.01)%		1.99%	68.50%
$14.88	27.77%		$216	2.03%		(0.38)%		2.03%	176.62%
$11.79	20.33%		$108	2.08%		(0.52)%		2.11%	32.86%
$10.69	(4.30)%		$81	2.09%		(1.13)%		2.19%	63.02%
$11.17	5.93	%(g)	$57	2.16%		(0.11)%		2.38%	95.89%

$20.79	5.27%		$136,698	1.96%		(0.87)%		1.96%	4.64%
$20.95	20.76%		$120,469	1.96%		(0.86)%		1.96%	32.35%
$19.55	20.69%		$94,718	1.99%		(0.46	)%(h)	1.99%	53.76%
$17.12	22.75%		$82,536	2.04%		(0.75)%		2.04%	19.38%
$14.23	(4.43)%		$71,564	2.03%		(1.10)%		2.03%	31.51%
$14.98	7.85%		$73,282	2.04%		(1.12)%		2.05%	25.65%

$18.59	2.22%		$306,438	1.96%		0.93%		1.96%	14.56%
$18.80	8.98%		$315,948	1.95%		1.04%		1.95%	16.13%
$18.01	15.17%		$280,841	1.95%		0.93%		1.95%	30.56%
$15.92	21.54%		$194,345	1.94%		0.86%		1.94%	21.30%
$13.17	2.13%		$104,208	1.93%		1.05%		1.93%	16.64%
$12.98	15.62%		$69,549	1.94%		1.69%		1.95%	21.63%

$ 9.93	(5.68)%		$359	3.92	%(j)	(2.60)%		3.92%	152.22%
$10.85	8.50%		$330	4.15	%(j)	(2.37)%		4.15%	193.58%

$10.07	0.88%		$6	2.03%		2.23%		2.18%	44.21%

$ 8.98	0.14%		$2,285	1.52%		0.58%		1.54%	27.32%
$ 9.07	0.37%		$1,906	1.53%		0.69%		1.56%	56.10%
$ 9.24	(0.03)%		$556	1.52%		1.02%		1.56%	56.09%
$ 9.47	1.90%		$216	1.57%		1.22%		1.57%	85.13%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.18	0.03	0.13	0.16	(0.06)	—	(0.06)
Year Ended September 30, 2014	$10.27	0.07	0.09	0.16	(0.25)	—	(0.25)
Year Ended September 30, 2013	$10.84	0.08	(0.43)	(0.35)	(0.22)	—	(0.22)
Year Ended September 30, 2012	$10.77	0.11	0.17	0.28	(0.21)	—	(0.21)
Year Ended September 30, 2011	$10.79	0.16	0.05	0.21	(0.23)	—	(0.23)
Year Ended September 30, 2010	$10.53	0.21	0.29	0.50	(0.24)	—	(0.24)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.68	0.10	0.16	0.26	(0.13)	—	(0.13)
Year Ended September 30, 2014	$10.54	0.23	0.21	0.44	(0.29)	(0.01)	(0.30)
Year Ended September 30, 2013	$11.17	0.21	(0.46)	(0.25)	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2012	$11.07	0.21	0.46	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.34	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.79	0.34	0.63	0.97	(0.41)	(0.01)	(0.42)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.24	0.11	0.10	0.21	(0.11)	(0.01)	(0.12)
Year Ended September 30, 2014	$10.15	0.24	0.18	0.42	(0.23)	(0.10)	(0.33)
February 1, 2013 to September 30, 2013(d)	$10.53	0.18	(0.39)	(0.21)	(0.17)	—	(0.17)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.89	0.08	0.17	0.25	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.84	0.16	0.11	0.27	(0.22)	—	(0.22)
February 1, 2013 to September 30, 2013(d)	$10.16	0.08	(0.23)	(0.15)	(0.17)	—	(0.17)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.86	0.09	— (e)	0.09	(0.09)	(0.18)	(0.27)
Year Ended September 30, 2014	$10.67	0.19	0.18	0.37	(0.18)	—	(0.18)
Year Ended September 30, 2013	$11.16	0.16	(0.43)	(0.27)	(0.16)	(0.06)	(0.22)
February 1, 2012 to September 30, 2012(d)	$11.08	0.11	0.09	0.20	(0.12)	—	(0.12)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$11.24	0.06	0.05	0.11	(0.06)	(0.06)	(0.12)
Year Ended September 30, 2014	$10.96	0.11	0.28	0.39	(0.11)	—	(0.11)
Year Ended September 30, 2013	$11.56	0.11	(0.45)	(0.34)	(0.11)	(0.15)	(0.26)
February 1, 2012 to September 30, 2012(d)	$11.47	0.09	0.09	0.18	(0.09)	—	(0.09)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.98	0.08	0.05	0.13	(0.08)	(0.02)	(0.10)
Year Ended September 30, 2014	$10.74	0.16	0.24	0.40	(0.16)	—	(0.16)
Year Ended September 30, 2013	$11.35	0.16	(0.53)	(0.37)	(0.16)	(0.08)	(0.24)
February 1, 2012 to September 30, 2012(d)	$11.25	0.11	0.11	0.22	(0.12)	—	(0.12)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.28	1.57%	$858	1.66%	0.55%	1.69%	28.86%
$10.18	1.56%	$823	1.68%	0.66%	1.68%	35.74%
$10.27	(3.29)%	$1,080	1.68%	0.74%	1.68%	66.16%
$10.84	2.64%	$1,097	1.72%	1.06%	1.75%	71.68%
$10.77	1.99%	$658	1.71%	1.54%	1.83%	83.62%
$10.79	4.80%	$536	1.71%	2.00%	1.84%	83.92%

$10.81	2.48%	$6,513	1.46%	1.85%	1.56%	12.52%
$10.68	4.24%	$5,578	1.56%	2.15%	1.58%	75.21%
$10.54	(2.24)%	$5,362	1.57%	1.92%	1.59%	149.09%
$11.17	6.32%	$5,845	1.63%	1.90%	1.66%	110.82%
$11.07	2.91%	$4,224	1.70%	2.68%	1.82%	131.87%
$11.34	9.18%	$2,140	1.71%	3.09%	1.85%	122.94%

$10.33	2.07%	$9	1.60%	2.15%	1.60%	12.41%
$10.24	4.25%	$9	1.59%	2.31%	1.59%	105.03%
$10.15	(2.02)%	$15	1.59%	2.58%	1.59%	99.48%

$10.05	2.58%	$39	1.58%	1.53%	1.62%	7.60%
$9.89	2.72%	$38	1.58%	1.59%	1.62%	98.34%
$9.84	(1.49)%	$3	1.64%	1.17%	1.64%	193.21%

$10.68	0.81%	$20	1.70%	1.67%	1.73%	10.15%
$10.86	3.53%	$19	1.71%	1.72%	1.71%	11.13%
$10.67	(2.47)%	$67	1.71%	1.48%	1.71%	22.05%
$11.16	1.82%	$209	1.71%	1.45%	1.71%	16.52%

$11.23	0.95%	$714	1.66%	1.09%	1.69%	8.85%
$11.24	3.58%	$747	1.69%	0.99%	1.69%	19.90%
$10.96	(3.04)%	$1,206	1.70%	0.95%	1.70%	70.60%
$11.56	1.57%	$1,321	1.71%	1.12%	1.71%	34.94%

$11.01	1.15%	$3,459	1.62%	1.43%	1.65%	12.14%
$10.98	3.77%	$2,864	1.66%	1.52%	1.66%	11.67%
$10.74	(3.27)%	$4,776	1.67%	1.48%	1.67%	22.38%
$11.35	1.93%	$3,251	1.67%	1.49%	1.67%	19.76%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$11.14	0.07	0.06	0.13	(0.07)	(0.02)	(0.09)
Year Ended September 30, 2014	$10.85	0.14	0.29	0.43	(0.14)	—	(0.14)
Year Ended September 30, 2013	$11.36	0.13	(0.43)	(0.30)	(0.13)	(0.08)	(0.21)
February 1, 2012 to September 30, 2012(d)	$11.25	0.10	0.11	0.21	(0.10)	—	(0.10)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$12.06	0.08	0.05	0.13	(0.08)	(0.07)	(0.15)
Year Ended September 30, 2014	$11.79	0.15	0.27	0.42	(0.15)	—	(0.15)
Year Ended September 30, 2013	$12.44	0.15	(0.55)	(0.40)	(0.15)	(0.10)	(0.25)
February 1, 2012 to September 30, 2012(d)	$12.37	0.11	0.07	0.18	(0.11)	—	(0.11)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.16	0.07	0.05	0.12	(0.07)	(0.03)	(0.10)
Year Ended September 30, 2014	$9.91	0.14	0.25	0.39	(0.14)	—	(0.14)
Year Ended September 30, 2013	$10.51	0.14	(0.48)	(0.34)	(0.14)	(0.12)	(0.26)
February 1, 2012 to September 30, 2012(d)	$10.38	0.11	0.14	0.25	(0.12)	—	(0.12)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2015 (Unaudited)	$10.53	0.06	0.23	0.29	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.90	0.14	0.66	0.80	(0.17)	—	(0.17)
Year Ended September 30, 2013	$9.64	0.14	0.28	0.42	(0.16)	—	(0.16)
Year Ended September 30, 2012	$8.71	0.12	0.94	1.06	(0.13)	—	(0.13)
Year Ended September 30, 2011	$9.03	0.15	(0.26)	(0.11)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.47	0.20	0.57	0.77	(0.21)	—	(0.21)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2015 (Unaudited)	$10.47	0.03	0.27	0.30	(0.06)	—	(0.06)
Year Ended September 30, 2014	$9.60	0.09	0.89	0.98	(0.11)	—	(0.11)
Year Ended September 30, 2013	$8.98	0.09	0.63	0.72	(0.10)	—	(0.10)
Year Ended September 30, 2012	$7.82	0.08	1.16	1.24	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.26	0.08	(0.40)	(0.32)	(0.12)	—	(0.12)
Year Ended September 30, 2010	$7.68	0.12	0.59	0.71	(0.13)	—	(0.13)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2015 (Unaudited)	$10.09	0.01	0.29	0.30	(0.05)	—	(0.05)
Year Ended September 30, 2014	$9.09	0.05	1.02	1.07	(0.07)	—	(0.07)
Year Ended September 30, 2013	$8.24	0.04	0.87	0.91	(0.06)	—	(0.06)
Year Ended September 30, 2012	$7.01	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.50	0.04	(0.46)	(0.42)	(0.07)	—	(0.07)
Year Ended September 30, 2010	$6.94	0.08	0.56	0.64	(0.08)	—	(0.08)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.18	1.13%	$1,620	1.64%	1.21%	1.67%	7.96%
$11.14	3.97%	$1,465	1.67%	1.26%	1.67%	15.51%
$10.85	(2.67)%	$899	1.69%	1.14%	1.69%	35.38%
$11.36	1.86%	$507	1.69%	1.29%	1.69%	26.49%

$12.04	1.04%	$1,343	1.63%	1.29%	1.66%	9.31%
$12.06	3.61%	$1,490	1.66%	1.30%	1.66%	20.48%
$11.79	(3.25)%	$2,687	1.68%	1.22%	1.68%	40.00%
$12.44	1.48%	$2,884	1.68%	1.36%	1.68%	21.63%

$10.18	1.12%	$333	1.63%	1.34%	1.66%	4.61%
$10.16	3.93%	$457	1.66%	1.39%	1.66%	21.09%
$9.91	(3.28)%	$764	1.68%	1.38%	1.68%	22.18%
$10.51	2.41%	$729	1.64%	1.63%	1.64%	26.70%

$10.73	2.77%	$334	1.18%	1.10%	1.43%	31.92%
$10.53	8.07%	$291	1.20%	1.35%	1.45%	8.67%
$9.90	4.40%	$241	1.28%	1.42%	1.44%	60.51%
$9.64	12.23%	$207	1.44%	1.33%	1.44%	7.99%
$8.71	(1.30)%	$152	1.39%	1.57%	1.47%	8.36%
$9.03	9.17%	$127	1.21%	2.28%	1.47%	33.33%

$10.71	2.88%	$744	1.15%	0.56%	1.40%	47.05%
$10.47	10.24%	$757	1.14%	0.88%	1.40%	5.70%
$9.60	8.10%	$570	1.25%	0.94%	1.41%	81.00%
$8.98	15.88%	$420	1.41%	0.91%	1.41%	17.65%
$7.82	(3.97)%	$367	1.35%	0.93%	1.42%	9.96%
$8.26	9.34%	$186	1.16%	1.49%	1.42%	47.76%

$10.34	2.95%	$533	1.16%	0.13%	1.41%	55.08%
$10.09	11.75%	$506	1.16%	0.48%	1.41%	8.60%
$9.09	11.07%	$452	1.27%	0.50%	1.43%	96.94%
$8.24	18.29%	$294	1.43%	0.55%	1.43%	20.21%
$7.01	(5.78)%	$226	1.36%	0.50%	1.43%	9.06%
$7.50	9.33%	$157	1.17%	1.07%	1.43%	57.35%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$17.33	0.15	0.84	0.99	(0.15)	—	(0.15)
Year Ended September 30, 2014	$14.23	0.22	3.08	3.30	(0.20)	—	(0.20)
Year Ended September 30, 2013	$12.87	0.16	1.36	1.52	(0.16)	—	(0.16)
Year Ended September 30, 2012	$9.95	0.14	2.92	3.06	(0.14)	—	(0.14)
Year Ended September 30, 2011	$10.57	0.14	(0.62)	(0.48)	(0.14)	—	(0.14)
Year Ended September 30, 2010	$10.13	0.13	0.45	0.58	(0.14)	—	(0.14)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2015 (Unaudited)	$19.50	0.05	2.02	2.07	(0.16)	(1.17)	(1.33)
Year Ended September 30, 2014	$18.91	0.10	1.77	1.87	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.37	0.17	4.50	4.67	(0.13)	—	(0.13)
Year Ended September 30, 2012	$11.43	0.14	2.94	3.08	(0.14)	—	(0.14)
Year Ended September 30, 2011	$12.14	0.08	(0.71)	(0.63)	(0.08)	—	(0.08)
Year Ended September 30, 2010	$10.86	0.07	1.27	1.34	(0.06)	—	(0.06)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$14.47	0.12	1.52	1.64	(0.13)	(0.44)	(0.57)
Year Ended September 30, 2014	$15.34	0.15	0.94	1.09	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.08	0.08	3.39	3.47	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.82	0.06	2.18	2.24	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.19	(0.02)	(0.35)	(0.37)	—	—	—
Year Ended September 30, 2010	$10.27	0.06	0.92	0.98	(0.06)	—	(0.06)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$24.06	0.01	1.32	1.33	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.96	0.03	4.39	4.42	(0.04)	(2.28)	(2.32)
Year Ended September 30, 2013	$18.99	0.11 (f)	3.87	3.98	(0.06)	(0.95)	(1.01)
Year Ended September 30, 2012	$15.60	0.04	3.66	3.70	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.25	(0.02)	(0.53)	(0.55)	—	(0.10)	(0.10)
Year Ended September 30, 2010	$14.92	(0.02)	1.35	1.33	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.98	0.18	0.32	0.50	(0.19)	(0.51)	(0.70)
Year Ended September 30, 2014	$18.18	0.38	1.41	1.79	(0.36)	(0.63)	(0.99)
Year Ended September 30, 2013	$16.06	0.33	2.25	2.58	(0.30)	(0.16)	(0.46)
Year Ended September 30, 2012	$13.27	0.28	2.74	3.02	(0.23)	—	(0.23)
Year Ended September 30, 2011	$13.07	0.29	0.14 (g)	0.43	(0.23)	—	(0.23)
Year Ended September 30, 2010	$11.44	0.33	1.57	1.90	(0.27)	—	(0.27)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.93	(0.08)	(0.50)	(0.58)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(i)	$10.00	(0.11)	1.04	0.93	—	—	—
Sterling Capital Behavioral International Equity Fund
November 28, 2014 to March 31, 2015 (Unaudited)(i)	$10.00	0.13	(0.02)	0.11	(0.03)	—	(0.03)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.94	0.04	(0.02)	0.02	(0.05)	—	(0.05)
Year Ended September 30, 2014	$9.98	0.08	(0.03)	0.05	(0.09)	—	(0.09)
November 30, 2012 to September 30, 2013(i)	$10.00	0.05	(0.01)	0.04	(0.06)	—	(0.06)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.78%.
(e)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 9.10%.
(f)	Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.
(h)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.79% per share.
(i)	Period from commencement of operations.
(j)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.77% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.17	5.68%		$250,749	0.80%		1.63%		0.90%	61.07%
$17.33	23.29%		$234,809	0.81%		1.34%		0.91%	113.75%
$14.23	11.94	%(d)	$194,921	0.84%		1.23%		0.94%	164.27%
$12.87	30.89%		$189,252	0.83%		1.22%		0.95%	68.75%
$9.95	(4.74)%		$156,832	0.83%		1.18%		0.98%	66.29%
$10.57	5.71%		$183,791	0.84%		1.23%		0.99%	119.85%

$20.24	11.09%		$721,461	0.93%		0.55%		0.93%	14.52%
$19.50	10.17%		$696,468	0.93%		0.53%		0.93%	27.30%
$18.91	32.65%		$548,624	0.92%		1.03%		0.92%	34.03%
$14.37	27.00%		$340,577	0.93%		1.02%		0.95%	21.62%
$11.43	(5.29)%		$299,032	0.93%		0.58%		0.97%	38.30%
$12.14	12.39%		$319,451	0.94%		0.58%		1.05%	45.02%

$15.54	11.53%		$121,946	0.99%		1.61%		0.99%	42.48%
$14.47	7.40%		$121,011	0.99%		0.99%		0.99%	68.50%
$15.34	29.03%		$101,999	1.04%		0.61%		1.04%	176.62%
$12.08	21.65%		$71,711	1.08%		0.47%		1.11%	32.86%
$10.82	(3.31)%		$64,962	1.08%		(0.14)%		1.19%	63.02%
$11.19	9.59	%(e)	$60,073	1.20%		0.56%		1.42%	95.89%

$24.19	5.81%		$506,277	0.96%		0.09%		0.96%	4.64%
$24.06	22.00%		$574,783	0.96%		0.14%		0.96%	32.35%
$21.96	21.90%		$452,155	0.99%		0.53	%(f)	0.99%	53.76%
$18.99	23.97%		$386,543	1.04%		0.25%		1.04%	19.38%
$15.60	(3.46)%		$330,913	1.04%		(0.09)%		1.04%	31.51%
$16.25	8.91%		$254,834	1.04%		(0.13)%		1.05%	25.65%

$18.78	2.73%		$927,532	0.96%		1.93%		0.96%	14.56%
$18.98	10.01%		$1,038,013	0.95%		2.03%		0.95%	16.13%
$18.18	16.33%		$936,400	0.95%		1.92%		0.95%	30.56%
$16.06	22.80%		$635,360	0.94%		1.86%		0.94%	21.30%
$13.27	3.17%		$392,660	0.93%		2.06%		0.93%	16.64%
$13.07	16.77%		$236,580	0.94%		2.68%		0.95%	21.63%

$10.05	(5.18)%		$102,371	2.92	%(h)	(1.58)%		2.92%	152.22%
$10.93	9.30%		$105,053	3.10	%(j)	(1.23)%		3.10%	193.58%

$10.08	1.16%		$23,344	1.02%		2.60%		1.17%	44.21%

$9.91	0.25%		$37,127	0.50%		0.77%		0.50%	37.31%
$9.94	0.46%		$47,197	0.48%		0.76%		0.48%	79.98%
$9.98	0.35%		$40,625	0.48%		0.65%		0.48%	55.18%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.07	0.07	— (d)	0.07	(0.15)	—	(0.15)
Year Ended September 30, 2014	$9.24	0.16	(0.03)	0.13	(0.30)	—	(0.30)
Year Ended September 30, 2013	$9.47	0.19	(0.10)	0.09	(0.32)	—	(0.32)
Year Ended September 30, 2012	$9.36	0.22	0.24	0.46	(0.35)	—	(0.35)
Year Ended September 30, 2011	$9.68	0.20	(0.19)	0.01	(0.33)	—	(0.33)
Year Ended September 30, 2010	$9.67	0.19	0.09	0.28	(0.27)	—	(0.27)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.21	0.08	0.13	0.21	(0.11)	—	(0.11)
Year Ended September 30, 2014	$10.30	0.17	0.09	0.26	(0.35)	—	(0.35)
Year Ended September 30, 2013	$10.87	0.19	(0.44)	(0.25)	(0.32)	—	(0.32)
Year Ended September 30, 2012	$10.80	0.23	0.16	0.39	(0.32)	—	(0.32)
Year Ended September 30, 2011	$10.82	0.27	0.05	0.32	(0.34)	—	(0.34)
Year Ended September 30, 2010	$10.57	0.32	0.28	0.60	(0.35)	—	(0.35)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.67	0.15	0.17	0.32	(0.19)	—	(0.19)
Year Ended September 30, 2014	$10.53	0.34	0.21	0.55	(0.40)	(0.01)	(0.41)
Year Ended September 30, 2013	$11.16	0.32	(0.46)	(0.14)	(0.41)	(0.08)	(0.49)
Year Ended September 30, 2012	$11.06	0.32	0.46	0.78	(0.41)	(0.27)	(0.68)
Year Ended September 30, 2011	$11.33	0.41	0.01	0.42	(0.48)	(0.21)	(0.69)
Year Ended September 30, 2010	$10.78	0.46	0.62	1.08	(0.52)	(0.01)	(0.53)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.25	0.16	0.10	0.26	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2014	$10.15	0.34	0.20	0.54	(0.34)	(0.10)	(0.44)
Year Ended September 30, 2013	$10.70	0.37	(0.44)	(0.07)	(0.37)	(0.11)	(0.48)
Year Ended September 30, 2012	$9.94	0.36	0.77	1.13	(0.36)	(0.01)	(0.37)
June 30, 2011 to September 30, 2011(e)	$10.00	0.08	(0.07)	0.01	(0.07)	—	(0.07)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$9.91	0.13	0.16	0.29	(0.14)	—	(0.14)
Year Ended September 30, 2014	$9.85	0.25	0.11	0.36	(0.30)	—	(0.30)
Year Ended September 30, 2013	$10.29	0.24	(0.34)	(0.10)	(0.34)	—	(0.34)
Year Ended September 30, 2012	$10.11	0.26	0.30	0.56	(0.37)	(0.01)	(0.38)
June 30, 2011 to September 30, 2011(e)	$10.00	0.06	0.12	0.18	(0.07)	—	(0.07)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.84	0.14	0.01	0.15	(0.14)	(0.18)	(0.32)
Year Ended September 30, 2014	$10.65	0.29	0.19	0.48	(0.29)	—	(0.29)
Year Ended September 30, 2013	$11.15	0.27	(0.44)	(0.17)	(0.27)	(0.06)	(0.33)
Year Ended September 30, 2012	$10.79	0.29	0.39	0.68	(0.29)	(0.03)	(0.32)
Year Ended September 30, 2011	$10.81	0.32	0.03 (f)	0.35	(0.32)	(0.05)	(0.37)
Year Ended September 30, 2010	$10.67	0.32	0.24	0.56	(0.32)	(0.10)	(0.42)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$11.25	0.12	0.05	0.17	(0.12)	(0.06)	(0.18)
Year Ended September 30, 2014	$10.97	0.22	0.28	0.50	(0.22)	—	(0.22)
Year Ended September 30, 2013	$11.58	0.22	(0.46)	(0.24)	(0.22)	(0.15)	(0.37)
Year Ended September 30, 2012	$11.25	0.26	0.41	0.67	(0.26)	(0.08)	(0.34)
Year Ended September 30, 2011	$11.22	0.31	0.06	0.37	(0.30)	(0.04)	(0.34)
Year Ended September 30, 2010	$10.99	0.30	0.23	0.53	(0.30)	— (d)	(0.30)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.99	0.75%	$80,000	0.52%	1.58%	0.54%	27.32%
$9.07	1.38%	$81,206	0.52%	1.72%	0.55%	56.10%
$9.24	0.98%	$62,115	0.52%	2.08%	0.56%	56.09%
$9.47	4.94%	$47,235	0.56%	2.30%	0.58%	85.13%
$9.36	0.05%	$55,680	0.60%	2.07%	0.70%	120.09%
$9.68	2.90%	$60,089	0.70%	1.93%	0.86%	55.50%

$10.31	2.07%	$22,053	0.67%	1.55%	0.69%	28.86%
$10.21	2.58%	$23,119	0.68%	1.66%	0.68%	35.74%
$10.30	(2.30)%	$46,686	0.68%	1.76%	0.68%	66.16%
$10.87	3.67%	$77,460	0.72%	2.12%	0.77%	71.68%
$10.80	3.02%	$155,814	0.71%	2.55%	0.83%	83.62%
$10.82	5.74%	$176,096	0.71%	3.00%	0.84%	83.92%

$10.80	2.99%	$637,436	0.46%	2.86%	0.56%	12.52%
$10.67	5.29%	$433,198	0.56%	3.15%	0.58%	75.21%
$10.53	(1.26)%	$436,641	0.57%	2.93%	0.59%	149.09%
$11.16	7.39%	$514,368	0.62%	2.90%	0.66%	110.82%
$11.06	3.94%	$383,070	0.70%	3.73%	0.82%	131.87%
$11.33	10.27%	$383,868	0.71%	4.19%	0.84%	122.94%

$10.34	2.58%	$58,932	0.60%	3.15%	0.60%	12.41%
$10.25	5.42%	$50,353	0.60%	3.30%	0.60%	105.03%
$10.15	(0.65)%	$85,609	0.51%	3.54%	0.59%	99.48%
$10.70	11.54%	$92,946	0.34%	3.52%	0.59%	73.74%
$9.94	0.12%	$46,328	0.30%	3.27%	0.58%	6.86%

$10.06	2.99%	$42,109	0.58%	2.53%	0.62%	7.60%
$9.91	3.75%	$36,624	0.61%	2.50%	0.63%	98.34%
$9.85	(0.97)%	$58,503	0.51%	2.33%	0.62%	193.21%
$10.29	5.61%	$88,523	0.34%	2.54%	0.59%	113.69%
$10.11	1.84%	$33,905	0.34%	2.50%	0.64%	26.17%

$10.67	1.41%	$10,358	0.70%	2.67%	0.73%	10.15%
$10.84	4.57%	$10,532	0.72%	2.72%	0.72%	11.13%
$10.65	(1.59)%	$11,859	0.71%	2.47%	0.71%	22.05%
$11.15	6.39%	$14,546	0.70%	2.68%	0.72%	16.52%
$10.79	3.34%	$13,757	0.68%	3.01%	0.79%	15.73%
$10.81	5.42%	$15,284	0.69%	3.01%	0.90%	20.68%

$11.24	1.46%	$29,694	0.66%	2.09%	0.69%	8.85%
$11.25	4.61%	$30,519	0.69%	1.99%	0.69%	19.90%
$10.97	(2.14)%	$34,574	0.70%	1.94%	0.70%	70.60%
$11.58	6.05%	$33,974	0.70%	2.31%	0.72%	34.94%
$11.25	3.44%	$25,174	0.67%	2.77%	0.78%	21.89%
$11.22	4.97%	$26,322	0.68%	2.77%	0.89%	12.26%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.98	0.13	0.06	0.19	(0.13)	(0.02)	(0.15)
Year Ended September 30, 2014	$10.74	0.27	0.24	0.51	(0.27)	—	(0.27)
Year Ended September 30, 2013	$11.36	0.28	(0.54)	(0.26)	(0.28)	(0.08)	(0.36)
Year Ended September 30, 2012	$11.02	0.30	0.40	0.70	(0.29)	(0.07)	(0.36)
Year Ended September 30, 2011	$11.01	0.31	0.07	0.38	(0.31)	(0.06)	(0.37)
Year Ended September 30, 2010	$10.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$11.07	0.12	0.06	0.18	(0.12)	(0.02)	(0.14)
Year Ended September 30, 2013	$10.78	0.25	0.29	0.54	(0.25)	—	(0.25)
Year Ended September 30, 2013	$11.28	0.24	(0.42)	(0.18)	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2012	$10.90	0.27	0.45	0.72	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$10.86	0.29	0.06	0.35	(0.28)	(0.03)	(0.31)
Year Ended September 30, 2010	$10.61	0.32	0.25	0.57	(0.32)	—	(0.32)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$12.06	0.14	0.05	0.19	(0.14)	(0.07)	(0.21)
Year Ended September 30, 2013	$11.79	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended September 30, 2013	$12.44	0.27	(0.55)	(0.28)	(0.27)	(0.10)	(0.37)
Year Ended September 30, 2012	$12.12	0.31	0.39	0.70	(0.31)	(0.07)	(0.38)
Year Ended September 30, 2011	$12.14	0.34	0.02	0.36	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2010	$12.07	0.36	0.18	0.54	(0.36)	(0.11)	(0.47)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.17	0.12	0.05	0.17	(0.12)	(0.03)	(0.15)
Year Ended September 30, 2014	$9.92	0.24	0.25	0.49	(0.24)	—	(0.24)
Year Ended September 30, 2013	$10.52	0.24	(0.48)	(0.24)	(0.24)	(0.12)	(0.36)
Year Ended September 30, 2012	$10.17	0.29	0.39	0.68	(0.29)	(0.04)	(0.33)
Year Ended September 30, 2011	$10.18	0.34	—	0.34	(0.34)	(0.01)	(0.35)
Year Ended September 30, 2010	$10.05	0.36	0.15	0.51	(0.36)	(0.02)	(0.38)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.71	0.11	0.24	0.35	(0.13)	—	(0.13)
Year Ended September 30, 2014	$10.05	0.24	0.68	0.92	(0.26)	—	(0.26)
Year Ended September 30, 2013	$9.79	0.24	0.28	0.52	(0.26)	—	(0.26)
Year Ended September 30, 2012	$8.83	0.22	0.96	1.18	(0.22)	—	(0.22)
Year Ended September 30, 2011	$9.15	0.25	(0.27)	(0.02)	(0.30)	—	(0.30)
Year Ended September 30, 2010	$8.58	0.29	0.57	0.86	(0.29)	—	(0.29)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.73	0.08	0.28	0.36	(0.11)	—	(0.11)
Year Ended September 30, 2014	$9.83	0.19	0.92	1.11	(0.21)	—	(0.21)
Year Ended September 30, 2013	$9.18	0.18	0.66	0.84	(0.19)	—	(0.19)
Year Ended September 30, 2012	$8.00	0.17	1.18	1.35	(0.17)	—	(0.17)
Year Ended September 30, 2011	$8.44	0.19	(0.43)	(0.24)	(0.20)	—	(0.20)
Year Ended September 30, 2010	$7.83	0.20	0.61	0.81	(0.20)	—	(0.20)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2015 (Unaudited)	$10.41	0.06	0.30	0.36	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.37	0.15	1.05	1.20	(0.16)	—	(0.16)
Year Ended September 30, 2013	$8.48	0.13	0.90	1.03	(0.14)	—	(0.14)
Year Ended September 30, 2012	$7.21	0.12	1.27	1.39	(0.12)	—	(0.12)
Year Ended September 30, 2011	$7.70	0.13	(0.49)	(0.36)	(0.13)	—	(0.13)
Year Ended September 30, 2010	$7.12	0.15	0.58	0.73	(0.15)	—	(0.15)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.02	1.74%	$151,982	0.62%	2.43%	0.65%	12.14%
$10.98	4.81%	$151,267	0.66%	2.50%	0.66%	11.67%
$10.74	(2.38)%	$159,039	0.67%	2.49%	0.67%	22.38%
$11.36	6.51%	$190,055	0.67%	2.64%	0.67%	19.76%
$11.02	3.60%	$161,486	0.67%	2.92%	0.72%	15.15%
$11.01	5.05%	$147,848	0.68%	3.05%	0.84%	19.19%

$11.11	1.64%	$51,536	0.64%	2.21%	0.67%	7.96%
$11.07	5.03%	$49,157	0.68%	2.27%	0.68%	15.51%
$10.78	(1.62)%	$49,340	0.69%	2.17%	0.69%	35.38%
$11.28	6.68%	$52,526	0.70%	2.41%	0.70%	26.49%
$10.90	3.37%	$39,863	0.71%	2.68%	0.76%	25.83%
$10.86	5.53%	$30,183	0.73%	3.05%	0.89%	14.60%

$12.04	1.54%	$80,544	0.63%	2.29%	0.66%	9.31%
$12.06	4.65%	$79,895	0.66%	2.29%	0.66%	20.48%
$11.79	(2.28)%	$81,703	0.68%	2.23%	0.68%	40.00%
$12.44	5.87%	$91,770	0.68%	2.50%	0.68%	21.63%
$12.12	3.11%	$78,535	0.68%	2.90%	0.73%	15.33%
$12.14	4.65%	$77,222	0.69%	3.05%	0.85%	9.54%

$10.19	1.63%	$66,053	0.63%	2.34%	0.66%	4.61%
$10.17	4.98%	$70,273	0.66%	2.39%	0.66%	21.09%
$9.92	(2.30)%	$68,936	0.68%	2.38%	0.68%	22.18%
$10.52	6.85%	$85,125	0.68%	2.85%	0.68%	26.70%
$10.17	3.48%	$72,451	0.69%	3.44%	0.69%	23.34%
$10.18	5.13%	$70,760	0.69%	3.58%	0.70%	6.60%

$10.93	3.29%	$2,339	0.18%	2.09%	0.43%	31.92%
$10.71	9.19%	$2,300	0.20%	2.32%	0.45%	8.67%
$10.05	5.35%	$3,153	0.29%	2.42%	0.44%	60.51%
$9.79	13.47%	$3,346	0.44%	2.33%	0.44%	7.99%
$8.83	(0.31)%	$3,954	0.37%	2.61%	0.47%	8.36%
$9.15	10.22%	$4,798	0.21%	3.26%	0.47%	33.33%

$10.98	3.40%	$199	0.15%	1.57%	0.40%	47.05%
$10.73	11.36%	$244	0.14%	1.87%	0.39%	5.70%
$9.83	9.28%	$321	0.26%	1.85%	0.39%	81.00%
$9.18	16.94%	$474	0.42%	1.98%	0.42%	17.65%
$8.00	(3.02)%	$475	0.29%	2.13%	0.41%	9.96%
$8.44	10.53%	$1,169	0.16%	2.52%	0.41%	47.76%

$10.68	3.50%	$843	0.16%	1.14%	0.41%	55.08%
$10.41	12.89%	$872	0.16%	1.46%	0.41%	8.60%
$9.37	12.27%	$1,007	0.28%	1.46%	0.42%	96.94%
$8.48	19.40%	$936	0.43%	1.54%	0.43%	20.21%
$7.21	(4.86)%	$1,127	0.32%	1.62%	0.43%	9.06%
$7.70	10.39%	$1,684	0.17%	2.05%	0.43%	57.35%

Sterling Capital Funds
Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

Net Asset Value, Beginning of Period		Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.93	0.01	1.96	1.97	(0.05)	(1.17)	(1.22)
Year Ended September 30, 2014	$18.47	— (e)	1.74	1.74	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.20	(0.18)	4.51	4.33	(0.06)	—	(0.06)
Year Ended September 30, 2012	$11.36	0.08	2.90	2.98	(0.14)	—	(0.14)
Year Ended September 30, 2011	$12.12	0.05	(0.73)	(0.68)	(0.08)	—	(0.08)
February 1, 2010 to September 30, 2010(f)	$11.11	0.03	1.01	1.04	(0.03)	—	(0.03)

Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2015 (Unaudited)	$14.28	0.08	1.51	1.59	(0.05)	(0.44)	(0.49)
Year Ended September 30, 2014	$15.21	0.10	0.93	1.03	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.03	0.03	3.36	3.39	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.79	0.05	2.17	2.22	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.18	(0.02)	(0.37)	(0.39)	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	0.06	0.62	0.68	(0.05)	—	(0.05)

Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	$23.69	(0.04)	1.29	1.25	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.72	(0.09)	4.34	4.25	—	(2.28)	(2.28)
Year Ended September 30, 2013	$18.83	0.01 (h)	3.83	3.84	—	(0.95)	(0.95)
Year Ended September 30, 2012	$15.54	(0.04)	3.64	3.60	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.26	(0.11)	(0.51)	(0.62)	—	(0.10)	(0.10)
February 1, 2010 to September 30, 2010(f)	$15.32	(0.03)	0.97	0.94	—	—	—

Sterling Capital Equity Income Fund
Six Months Ended March 31, 2015 (Unaudited)	$18.84	0.13	0.32	0.45	(0.15)	(0.51)	(0.66)
Year Ended September 30, 2014	$18.04	0.29	1.40	1.69	(0.26)	(0.63)	(0.89)
Year Ended September 30, 2013	$15.95	0.24	2.22	2.46	(0.21)	(0.16)	(0.37)
Year Ended September 30, 2012	$13.19	0.20	2.72	2.92	(0.16)	—	(0.16)
Year Ended September 30, 2011	$13.03	0.24	0.13	0.37	(0.21)	—	(0.21)
February 1, 2010 to September 30, 2010(f)	$11.94	0.23	1.04	1.27	(0.18)	—	(0.18)

Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2015 (Unaudited)	$10.62	0.13	0.16	0.29	(0.16)	—	(0.16)
Year Ended September 30, 2014	$10.48	0.28	0.22	0.50	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2013	$11.11	0.25	(0.45)	(0.20)	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2012	$11.02	0.26	0.46	0.72	(0.36)	(0.27)	(0.63)
Year Ended September 30, 2011	$11.32	0.37	(0.03)	0.34	(0.43)	(0.21)	(0.64)
February 1, 2010 to September 30, 2010(f)	$10.87	0.25	0.50	0.75	(0.30)	—	(0.30)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net Assets are below $1,000.

(e)	Amount is less than $0.005.

(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.08%.

(h)	Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.05)% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income loss to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$19.68	10.88%		$—	(d)	1.41%	0.10%		1.41%	14.52%
$18.93	9.68%		$—	(d)	1.39%	0.02%		1.39%	27.30%
$18.47	30.65%		$—	(d)	1.42%	(1.04)%		1.42%	34.03%
$14.20	26.17%		$—	(d)	1.44%	0.59%		1.44%	21.62%
$11.36	(5.71)%		$—	(d)	1.44%	0.36%		1.56%	38.30%
$12.12	9.47%		$—	(d)	1.44%	0.42%		1.68%	45.02%

$15.38	11.28%		$—	(d)	1.48%	1.06%		1.48%	42.48%
$14.28	7.01%		$—	(d)	1.45%	0.65%		1.45%	68.50%
$15.21	28.48%		$—	(d)	1.55%	0.24%		1.55%	176.62%
$12.03	21.49%		$—	(d)	1.57%	0.44%		1.59%	32.86%
$10.79	(3.49)%		$—	(d)	1.57%	(0.12)%		1.58%	63.02%
$11.18	6.46	%(g)	$—	(d)	1.65%	0.82%		3.44%	95.89%

$23.74	5.56%		$43		1.46%	(0.33)%		1.46%	4.64%
$23.69	21.36%		$26		1.46%	(0.41)%		1.46%	32.35%
$21.72	21.28%		$450		1.49%	0.04	%(h)	1.49%	53.76%
$18.83	23.41%		$357		1.54%	(0.25)%		1.54%	19.38%
$15.54	(3.95)%		$289		1.54%	(0.62)%		1.54%	31.51%
$16.26	6.20%		$—	(d)	1.54%	(0.29)%		1.57%	25.65%

$18.63	2.47%		$1,934		1.46%	1.42%		1.46%	14.56%
$18.84	9.52%		$1,811		1.45%	1.56%		1.45%	16.13%
$18.04	15.69%		$2,781		1.45%	1.40%		1.45%	30.56%
$15.95	22.19%		$1,454		1.44%	1.35%		1.44%	21.30%
$13.19	2.74%		$604		1.43%	1.72%		1.43%	16.64%
$13.03	10.76%		$—	(d)	1.45%	2.86%		1.49%	21.63%

$10.75	2.74%		$6		0.95%	2.36%		1.07%	12.52%
$10.62	4.81%		$6		1.04%	2.65%		1.04%	75.21%
$10.48	(1.83)%		$5		1.07%	2.34%		1.08%	149.09%
$11.11	6.79%		$6		1.12%	2.41%		1.16%	110.82%
$11.02	3.24%		$6		1.20%	3.32%		1.33%	131.87%
$11.32	7.03%		$42		1.21%	3.45%		1.37%	122.94%

Sterling Capital Funds
Notes to Financial Statements
March 31, 2015 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (formerly known as Sterling Capital Large Cap Value Diversified Fund), Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund (formerly known as Sterling Capital Small Cap Value Diversified Fund), Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940Act.TheTax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives. The Funds of Funds currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2015, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund converted Class S Shares into Institutional Shares effective February 1, 2013. Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00%, as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund. With respect to Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, sales of Class A shares over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At March 31, 2015, Sterling Capital Long/Short Equity Fund has a security valued by Pricing Committee recorded at fair value of $294,218 and represents 0.28% of net assets.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2015, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2015 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$286,598,692(a	)	$—		$—	$286,598,692
Sterling Capital Mid Value Fund	771,136,391(a	)	—		—	771,136,391
Sterling Capital Behavioral Small Cap Value Equity Fund	136,111,929(a	)	—		—	136,111,929
Sterling Capital Special Opportunities Fund	899,169,098(a	)	—		—	899,169,098
Sterling Capital Equity Income Fund	1,786,514,946(a	)	—		—	1,786,514,946
Sterling Capital Long/Short Equity Fund	102,680,971(a	)	1,765,468(a	)	—	104,446,439
Sterling Capital Behavioral International Equity Fund	23,401,722(a	)	—		—	23,401,722
Sterling Capital Ultra Short Bond Fund	534,813(b	)	43,029,486(a	)	—	43,564,299
Sterling Capital Short Duration Bond Fund	939,323(b	)	90,268,247(a	)	—	91,207,570
Sterling Capital Intermediate U.S. Government Fund	1,040,476(b	)	33,035,124(a	)	—	34,075,600
Sterling Capital Total Return Bond Fund	13,180,792(b	)	678,533,978(a	)	—	691,714,770
Sterling Capital Corporate Fund	859,938(b	)	57,476,562(a	)	—	58,336,500
Sterling Capital Securitized Opportunities Fund	853,098(b	)	41,214,679(a	)	—	42,067,777
Sterling Capital Kentucky Intermediate Tax-Free Fund	565,229(b	)	14,251,299(a	)	—	14,816,528
Sterling Capital Maryland Intermediate Tax-Free Fund	1,324,366(b	)	35,434,625(a	)	—	36,758,991
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,452,685(b	)	196,251,931(a	)	—	199,704,616
Sterling Capital South Carolina Intermediate Tax-Free Fund	3,027,898(b	)	66,793,095(a	)	—	69,820,993
Sterling Capital Virginia Intermediate Tax-Free Fund	3,749,392(b	)	116,803,717(a	)	—	120,553,109
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,578,673(b	)	100,542,381(a	)	—	102,121,054
Sterling Capital Strategic Allocation Conservative Fund	18,860,793(a	)	—		—	18,860,793
Sterling Capital Strategic Allocation Balanced Fund	38,677,234(a	)	—		—	38,677,234
Sterling Capital Strategic Allocation Growth Fund	27,269,516(a	)	—		—	27,269,516

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$29,746,134(a	)	$—		$—	$29,746,134
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	522,100		—		—	522,100
Sterling Capital Equity Income Fund (c)	630,625		—		—	630,625
Sterling Capital Long/Short Equity Fund (c)	36,888		—		—	36,888

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

(c)    Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

Derivative Instruments Categorized by Risk Exposure — The Funds’ derivative contracts held at March 31, 2015, are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2015:

Fair Values of Derivative Instruments	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Liabilities
Equity contracts	Call options written	$522,100	$630,625	$36,888

The effect of derivative financial instruments on the Statements of Operations for the period ended March 31, 2015:

Net Realized Gain (Loss)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (equity contracts)*	$900,801	$1,141,631	$(91,740)

*	Purchased options gain/loss are included in realized gain (loss) on investments.

Net Change in Unrealized Appreciation (Depreciation)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Written options (equity contracts)	$(293,132)	$(510,561)	$(14,367)

For the period ended March 31, 2015, the average quarterly balance of derivative financial instruments were as follows:

	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (Equity Risk)
Average number of written option contracts	4,950	2,975	533
Average premium of written option contracts	$983,378	$907,073	$117,893
Average number of purchased option contracts	—	—	318
Average premium of purchased option contracts	$ —	$ —	$ 11,261

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Bond Fund, Sterling Capital Securitized Opportunities Fund and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Long/Short Equity Fund and Sterling Capital Behavioral International Equity Fund are declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the Sterling Capital Variable Insurance Funds are allocated across the Funds and Sterling Capital Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assetsor another appropriate basis.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of a Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities, Sterling Capital Equity Income and Sterling Capital Long/Short Equity Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2015 are as follows:

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund		Sterling Capital Long/Short Equity Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	5,700	$1,205,292	2,813	$1,282,703	—	$—
Options written	7,700	1,326,405	4,725	1,016,138	936	99,592
Options closed	(2,000)	(327,173)	(1,725)	(897,916)	(300)	(77,071)
Options expired	(4,900)	(1,010,548)	(3,588)	(654,190)	—	—
Options exercised	(1,800)	(498,517)	(500)	(99,908)	—	—

Balance at end of period	4,700	$695,460	1,725	$646,827	636	$22,521

The following is a summary of written call options outstanding as of March 31, 2015:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Akamai Technologies, Inc., $85.00, 8/21/15	1,000	$(111,000)
EOG Resources, Inc., $110.00, 4/17/15	700	(2,100)
Lennar Corp, Class A, $50.00, 5/15/15	500	(150,000)
Lennar Corp, Class A, $55.00, 5/15/15	1,000	(72,000)
Lennar Corp, Class A, $55.00, 8/21/15	500	(108,000)
Lennar Corp, Class A, $60.00, 8/21/15	1,000	(79,000)

	4,700	$(522,100)

Sterling Capital Equity Income Fund
Anthem, Inc., $150.00, 9/18/15	500	$(600,000)
Time Warner Cable, Inc., $165.00, 4/17/15	1,225	(30,625)

	1,725	$(630,625)

Sterling Capital Long/Short Equity Fund
Health Care Select Sector SPDR, $72.00, 6/19/15	360	$(36,888)

	360	$(36,888)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2015 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$179,315,338	$169,931,522
Sterling Capital Mid Value Fund	106,905,791	164,842,097
Sterling Capital Behavioral Small Cap Value Equity Fund	56,670,961	63,475,147
Sterling Capital Special Opportunities Fund	46,583,138	291,443,887
Sterling Capital Equity Income Fund	272,731,868	478,138,973
Sterling Capital Long/Short Equity Fund	186,311,491	181,185,340
Sterling Capital Behavioral International Equity Fund	31,445,370	8,528,925
Sterling Capital Ultra Short Bond Fund	17,255,669	24,332,015
Sterling Capital Short Duration Bond Fund	16,660,697	15,476,666
Sterling Capital Intermediate U.S. Government Fund	996,250	1,816,660
Sterling Capital Total Return Bond Fund	201,684,654	20,510,580
Sterling Capital Corporate Fund	14,698,580	6,862,066
Sterling Capital Securitized Opportunities Fund	4,709,509	520,028
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,470,580	2,082,508
Sterling Capital Maryland Intermediate Tax-Free Fund	3,198,113	4,259,734
Sterling Capital North Carolina Intermediate Tax-Free Fund	24,139,827	25,592,559
Sterling Capital South Carolina Intermediate Tax-Free Fund	6,579,433	5,308,267

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

	Purchases	Sales
Sterling Capital Virginia Intermediate Tax-Free Fund	$11,087,275	$12,877,121
Sterling Capital West Virginia Intermediate Tax-Free Fund	4,693,175	5,692,516
Sterling Capital Strategic Allocation Conservative Fund	5,898,613	6,098,000
Sterling Capital Strategic Allocation Balanced Fund	17,753,091	18,165,000
Sterling Capital Strategic Allocation Growth Fund	14,662,078	14,831,000

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2015 were as follows:

	Purchases	Sales
Sterling Capital Long/Short Equity Fund	$283,187	$130,309
Sterling Capital Ultra Short Bond Fund	120,322	77,452
Sterling Capital Short Duration Bond Fund	9,567,577	9,355,920
Sterling Capital Intermediate U.S. Government Fund	7,847,208	10,137,772
Sterling Capital Total Return Bond Fund	98,247,892	56,628,318
Sterling Capital Securitized Opportunities Fund	4,502,472	2,371,862

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2015 is as follows:

	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at March 31, 2015	Value at March 31, 2015	Dividend Income October 1, 2014- March 31, 2015	Distributions and Net Realized Gain (Loss) October 1, 2014- March 31, 2015
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	—	379,037	40,500	338,537	$3,415,837	$9,548	$1,999
Sterling Capital Equity Income Fund, Institutional Shares	194,874	13,377	115,845	92,406	1,735,378	18,291	298,790
Sterling Capital Long/Short Equity Fund, Institutional Shares	—	114,547	597	113,950	1,146,334	—	125
Sterling Capital Special Opportunities Fund, Institutional Shares	154,500	13,794	96,549	71,745	1,735,509	—	552,761
Sterling Capital Total Return Bond Fund, Institutional Shares	1,027,740	39,582	102,387	964,935	10,421,296	184,753	63,884

Total Affiliates	1,377,114	560,337	355,878	1,581,573	$18,454,354	$212,592	$917,559

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	—	1,161,600	125,016	1,036,584	$10,459,138	$29,015	$(2,155)
Sterling Capital Equity Income Fund, Institutional Shares	602,678	28,627	348,263	283,042	5,315,522	55,751	884,501
Sterling Capital Long/Short Equity Fund, Institutional Shares	—	390,948	—	390,948	3,932,935	—	—
Sterling Capital Special Opportunities Fund, Institutional Shares	477,790	32,464	290,584	219,670	5,313,812	—	1,679,192
Sterling Capital Total Return Bond Fund, Institutional Shares	1,388,302	96,084	291,873	1,192,513	12,879,138	239,979	196,377

Total Affiliates	2,468,770	1,709,723	1,055,736	3,122,757	$37,900,545	$324,745	$2,757,915

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at March 31, 2015	Value at March 31, 2015	Dividend Income October 1, 2014- March 31, 2015	Distributions and Net Realized Gain (Loss) October 1, 2014- March 31, 2015
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	—	1,025,954	102,290	923,664	$9,319,767	$25,844	$(2,903)
Sterling Capital Equity Income Fund, Institutional Shares	533,434	9,891	291,115	252,210	4,736,509	49,661	744,559
Sterling Capital Long/Short Equity Fund, Institutional Shares	—	333,242	—	333,242	3,352,412	—	—
Sterling Capital Special Opportunities Fund, Institutional Shares	422,929	16,290	243,453	195,766	4,735,575	—	1,413,596
Sterling Capital Total Return Bond Fund, Institutional Shares	595,007	53,377	212,039	436,345	4,712,530	97,938	164,586

Total Affiliates	1,551,370	1,438,754	848,897	2,141,227	$26,856,793	$173,443	$2,319,838

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2015:

	Prior to February 1, 2015		Effective February 1, 2015
	Contractual Fee Rate	Fee Rate after Contractual Waivers	Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.70%	0.60%(1)	0.70%	0.60%(2)
Sterling Capital Mid Value Fund	0.70%	0.70%	0.70%	0.70%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.75%	0.75%	0.75%	0.75%
Sterling Capital Special Opportunities Fund	0.75%(3)	0.75%(3)	0.75%(3)	0.75%(3)
Sterling Capital Equity Income Fund	0.70%(4)	0.70%(4)	0.70%(4)	0.70%(4)
Sterling Capital Long/Short Equity Fund	1.50%	1.50%	1.50%	1.50%
Sterling Capital Behavioral International Equity Fund	0.80%	0.65%(5)	0.80%	0.65%(2)
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%	0.20%	0.20%
Sterling Capital Short Duration Bond Fund	0.30%	0.28%(1)	0.30%	0.28%(2)
Sterling Capital Intermediate U.S. Government Fund	0.43%	0.43%	0.43%	0.35%(2)
Sterling Capital Total Return Bond Fund	0.37%	0.27%(6)	0.37%	0.27%(2)
Sterling Capital Corporate Fund	0.35%	0.35%	0.35%	0.35%
Sterling Capital Securitized Opportunities Fund	0.35%	0.31%(1)	0.35%	0.31%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.35%(2)
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.35%(2)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.35%(2)
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.35%(2)
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.35%(2)
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.35%(2)
Sterling Capital Strategic Allocation Conservative Fund	0.25%	0.00%(1)	0.25%	0.00%(2)
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00%(1)	0.25%	0.00%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00%(1)	0.25%	0.00%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2014 through January 31, 2015.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2015 through January 31, 2016.
(3)

The Fund pays 0.75% on the first $1 billion of average net assets, 0.70% on the next $1 billion of average net assets, 0.65% on the next $2 billion of average net assets, and 0.60% of average net assets over $4 billion.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

(4)	The Fund pays 0.70% on the first $2 billion of average net assets, 0.65% on the next $2 billion of average net assets, and 0.60% of average net assets over $4 billion.
(5)	Effective on November 28, 2014, Sterling Capital contractually agreed to limit the advisory fees paid by the Fund to 0.65% from November 28, 2014 through January 31, 2016.
(6)	Prior to September 29, 2014, Sterling Capital contractually agreed to limit the advisory fees paid by the Fund to 0.37%.

Pursuant to sub-advisory agreements with Sterling Capital, during the reporting periods, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, Lucas Capital Management LLC, and Emancipation Capital, LLC served as the sub-advisors to the Sterling Capital Long/Short Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and Sterling Capital. For their services, sub-advisors are entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Funds of Funds) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Variable Insurance Funds, excluding the assets of the Funds of Funds, at a rate at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

For the period ended March 31, 2015, the Funds paid $40,885 in brokerage fees to BB&T Securities LLC on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2015, the Distributor received $354,951 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2015 were $212,406. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $70,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. For the period ended December 31, 2014, the Trustee who was an interested person, as defined in the 1940 Act, of the Trust, but not affiliated with Sterling Capital was compensated at the annual rate of $44,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $1,200 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses following which period such Trustee was compensated as set forth above.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $20,000, the Audit Committee Chairman receives additional compensation at the annual rate of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $6,000. The fees are allocated across the Trust and the Sterling Capital Variable Insurance Funds based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $50,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement expires on March 29, 2016. During the period ended March 31, 2015, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Behavioral Small Cap Value Equity Fund	1.25%	$8,973,000	1	$312	$8,973,000
Sterling Capital Equity Income Fund	1.25%	3,085,000	2	215	5,607,000
Sterling Capital Long/Short Equity Fund	1.25%	4,715,750	12	2,012	19,492,000
Sterling Capital Virginia Intermediate Tax- Free Fund	1.25%	48,000	1	2	48,000

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

At September 30, 2014, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$29,095,125	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	9,531,273	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	900,225	2016
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,655,981	2017
Sterling Capital Ultra Short Bond Fund	43,774	30,675	—	—
Sterling Capital Short Duration Bond Fund	917,864	932,185	—	—
Sterling Capital Short Duration Bond Fund	—	—	3,940,976	2015
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	—	—	6,852,937	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	2,987,377	371,984	—	—
Sterling Capital Securitized Opportunities Fund	1,425,099	261,397	—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	6,458,015	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,907,944	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	5,077,054	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$3,094,251	$—	$3,094,251	$—	$3,094,251
Sterling Capital Mid Value Fund	3,012,500	38,657,111	41,669,611	—	41,669,611
Sterling Capital Behavioral Small Cap Value Equity Fund	5,104,297	10,213,996	15,318,293	—	15,318,293
Sterling Capital Special Opportunities Fund	2,741,737	86,313,447	89,055,184	—	89,055,184
Sterling Capital Equity Income Fund	38,056,276	63,034,772	101,091,048	—	101,091,048
Sterling Capital Ultra Short Bond Fund	438,098	—	438,098	—	438,098
Sterling Capital Short Duration Bond Fund	2,719,637	—	2,719,637	—	2,719,637
Sterling Capital Intermediate U.S. Government Fund	1,440,912	—	1,440,912	—	1,440,912
Sterling Capital Total Return Bond Fund	17,912,129	—	17,912,129	—	17,912,129
Sterling Capital Corporate Fund	2,127,026	814,356	2,941,382	—	2,941,382
Sterling Capital Securitized Opportunities Fund	1,254,105	—	1,254,105	—	1,254,105
Sterling Capital Kentucky Intermediate Tax-Free Fund	1	—	1	439,323	439,324
Sterling Capital Maryland Intermediate Tax-Free Fund	—	—	—	763,506	763,506
Sterling Capital North Carolina Intermediate Tax-Free Fund	199	—	199	5,036,521	5,036,720
Sterling Capital South Carolina Intermediate Tax-Free Fund	16,127	—	16,127	1,469,858	1,485,985
Sterling Capital Virginia Intermediate Tax-Free Fund	35	—	35	2,744,709	2,744,744
Sterling Capital West Virginia Intermediate Tax-Free Fund	3,760	—	3,760	2,425,001	2,428,761
Sterling Capital Strategic Allocation Conservative Fund	416,730	—	416,730	—	416,730
Sterling Capital Strategic Allocation Balanced Fund	632,180	—	632,180	—	632,180
Sterling Capital Strategic Allocation Growth Fund	353,149	—	353,149	—	353,149

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014:

Qualified Late-Year Capital Losses
Sterling Capital Equity Income Fund	$2,760,315
Sterling Capital Intermediate U.S. Government Fund	246,427

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2015 (Unaudited)

At March 31, 2015, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$248,429,106	$43,587,288	$(5,417,702)	$38,169,586
Sterling Capital Mid Value Fund	605,591,442	205,729,640	(40,184,691)	165,544,949
Sterling Capital Behavioral Small Cap Value Equity Fund	116,747,257	22,007,214	(2,642,542)	19,364,672
Sterling Capital Special Opportunities Fund	623,741,574	288,007,018	(12,057,394)	275,949,624
Sterling Capital Equity Income Fund	1,397,281,607	400,701,357	(11,468,018)	389,233,339
Sterling Capital Long/Short Equity Fund	77,221,527	6,295,263	(8,779,596)	(2,484,333)
Sterling Capital Behavioral International Equity Fund	23,166,349	992,156	(756,783)	235,373
Sterling Capital Ultra Short Bond Fund	43,864,602	21,055	(321,358)	(300,303)
Sterling Capital Short Duration Bond Fund	91,738,131	279,359	(809,920)	(530,561)
Sterling Capital Intermediate U.S. Government Fund	33,019,964	1,067,002	(11,366)	1,055,636
Sterling Capital Total Return Bond Fund	676,512,374	18,774,496	(3,572,100)	15,202,396
Sterling Capital Corporate Fund	57,077,278	1,487,362	(228,140)	1,259,222
Sterling Capital Securitized Opportunities Fund	41,170,534	1,011,043	(113,800)	897,243
Sterling Capital Kentucky Intermediate Tax-Free Fund	13,848,846	968,158	(476)	967,682
Sterling Capital Maryland Intermediate Tax-Free Fund	35,186,168	1,577,807	(4,984)	1,572,823
Sterling Capital North Carolina Intermediate Tax-Free Fund	188,753,565	11,020,950	(69,899)	10,951,051
Sterling Capital South Carolina Intermediate Tax-Free Fund	66,865,889	2,963,905	(8,801)	2,955,104
Sterling Capital Virginia Intermediate Tax-Free Fund	114,572,067	5,995,348	(14,306)	5,981,042
Sterling Capital West Virginia Intermediate Tax-Free Fund	97,376,260	4,768,708	(23,914)	4,744,794
Sterling Capital Strategic Allocation Conservative Fund	17,692,030	1,168,764	—	1,168,764
Sterling Capital Strategic Allocation Balanced Fund	36,344,926	2,332,308	—	2,332,308
Sterling Capital Strategic Allocation Growth Fund	25,373,805	1,895,711	—	1,895,711

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted the following item:

On May 15, 2015, the Board of Trustees approved a change in the name of the Sterling Capital Strategic Allocation Conservative Fund to the Sterling Capital Diversified Income Fund and also approved a change in the investment objective of the Fund.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees conducted in-person meetings in August and November 2014 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (the “Funds”), for a new term running through January 31, 2016. The Board of Trustees also considered the continuance of the sub-advisory agreements of Sterling Capital with each of Lucas Capital Management, Gator Capital Management and Highland Capital Healthcare Advisors, L.P. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”), with respect to the Sterling Capital Long/Short Equity Fund (the “Long/Short Fund”), each for a new term running through January 31, 2016. The above referenced agreements are collectively referred to herein as the “Advisory Agreements” and the Adviser and the Sub-Advisers are collectively referred to herein as the “Advisers.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreements, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. Presentations were also provided by each Sub-Adviser. The Board also received and considered profitability information from the Sub-Advisers with respect to the Long/Short Fund. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreements, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreements, and in each case no factor alone was considered determinative. The Trustees determined that the arrangements between the Trust and the Advisers, as provided in the Advisory Agreements, were fair and reasonable and that the continuance of the Advisory Agreements was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees conduct periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and periodically receive “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of each Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Advisers to provide high quality service to the applicable Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Advisers in managing each Fund as well as each Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated each Adviser’s trading practices, and considered the procedures of the Advisers designed to fulfill the Advisers’ fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers’ codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Advisers, the nature and extent of responsibilities was consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Advisers was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer group. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with peers. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 2016 (and discussed below under “Economies of Scale”).

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulation or established in Fund disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Advisers. In determining whether the investment advisory fees were reasonable, the Trustees considered profitability information provided by the Advisers with respect to the services they provide to the Funds. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Advisers as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had reduced the total expense ratios for a number of Funds in part through fee waivers, including new fee waivers agreed to as part of the 2014 contract review process for the Sterling Capital Total Return Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund. In addition, the Trustees noted that Sterling Capital had agreed to implement a new investment advisory fee breakpoint for each of the Sterling Capital Equity Income Fund and Sterling Capital Special Opportunities Fund as part of the 2013 contract review process. The Trustees found that the asset levels of the other Funds were not currently so large as to warrant formal contractual breakpoints.

Approval of Sub-Advisory Agreement for the Sterling Capital Long/Short Equity Fund

The Board of Trustees, at meetings held on August 20-21, 2014, formally considered the approval of a Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between Sterling Capital (the “Adviser”) and Emancipation Capital LLC (“Emancipation Capital”) with respect to the Long/Short Fund.

With respect to the Long/Short Fund, the Trustees’ determination to approve the New Sub-Advisory Agreement was based on a comprehensive evaluation of all information provided to them. In the process of considering the New Sub-Advisory Agreement, the Trustees considered information regarding, among other things, the nature, extent and quality of services to be provided by the Adviser and Emancipation Capital. The Trustees noted that the Adviser would dedicate personnel and resources to overseeing Emancipation Capital’s activities with respect to the Long/Short Fund and that the Adviser would provide Emancipation Capital with investment parameters with respect to its management of a portion of the Long/Short Fund’s assets. The Trustees received a detailed presentation from Emancipation Capital that included information regarding, among other things, its portfolio construction process, its risk management approach, its experience with respect to comparable investment strategies, and the qualifications and experience of the proposed portfolio management team.

In their deliberations regarding the New Sub-Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the New Sub-Advisory Agreement, and in each case no factor alone was considered determinative. The

Trustees determined that the terms of the arrangement between the Adviser and Emancipation Capital, as provided in the New Sub-Advisory Agreement, was fair and reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of the Long/Short Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided by Emancipation Capital to the Long/Short Fund under the New Sub-Advisory Agreement. The Trustees considered the proposed services to be provided to the Long/Short Fund by Emancipation Capital. The Board also considered the Adviser’s specific responsibilities with respect to oversight of Emancipation Capital as well as the qualifications, experience and responsibilities of the other key personnel that would be involved in the day-to-day activities of the Long/Short Fund. The Trustees concluded that the nature and quality of services that Emancipation Capital would provide to the Long/Short Fund appeared consistent with both those already provided to the Fund by other sub-advisors and industry norms.

The Trustees received information concerning the investment philosophy and investment processes to be applied by Emancipation Capital in managing the Long/Short Fund as well as Emancipation Capital’s Form ADV. The Trustees also considered information regarding regulatory compliance and reviewed Emancipation Capital’s compliance policies and procedures. The Trustees considered the procedures of Emancipation Capital designed to fulfill Emancipation Capital’s fiduciary duty to the Long/Short Fund with respect to possible conflicts of interest, including Emancipation Capital’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by Emancipation Capital, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services to be provided by Emancipation Capital was expected to be satisfactory or better.

Investment Performance

The Trustees considered Emancipation Capital’s performance record managing a similar strategy to what it will provide for the Long/Short Fund, although noted that different investment restrictions, cash flows and other factors could lead to divergent future performance.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered that Emancipation Capital would receive the same sub-advisory fee as the other sub-advisors to the Long/Short Fund. The Trustees noted that Emancipation Capital’s sub-advisory fees were lower than the fees Emancipation Capital typically receives for managing other similar accounts.

The Trustees noted that there was no information available with respect to Emancipation Capital’s profitability from the Long/Short Fund because it had not yet commenced serving as sub-advisor to the Long/Short Fund.

Based on the foregoing, the Trustees concluded that the fees proposed under the New Sub-Advisory Agreement with the Adviser and Emancipation Capital were fair and reasonable, in light of the services and benefits expected to be provided to the Long/Short Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Long/Short Fund’s assets. The Trustees found that the asset levels of the Long/Short Fund were not currently so large as to warrant formal contractual breakpoints and the Fund was unlikely to build its assets to such a point during the initial term of the New Sub-Advisory Agreement. The Trustees also noted that Emancipation Capital’s sub-advisory fees would be paid by the Adviser out of the Adviser’s investment advisory fees, not by the Fund.

Approval of Initial Advisory Agreement for the Sterling Capital Behavioral International Equity Fund

The Board of Trustees, at meetings held in August, October and November 2014, formally considered the approval of an investment advisory agreement (the “New Advisory Agreement”) between the Trust and Sterling Capital, with respect to the Sterling Capital Behavioral International Equity Fund (the “International Fund”).

With respect to the International Fund, the Trustees’ determination to approve the New Advisory Agreement was based on a comprehensive evaluation of all information provided to them. In the process of considering the New Advisory Agreement, the Trustees considered information regarding, among other things, the nature, extent and quality of services to be provided by Sterling Capital. The Trustees received a detailed presentation from Sterling Capital that included information regarding, among other things, Sterling Capital’s risk management approach, its experience with respect to comparable investment strategies, and the qualifications and experience of the proposed portfolio management team.

In their deliberations regarding the New Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the New Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the terms of the New Advisory Agreement were fair and reasonable and that the approval of the New Advisory Agreement was in the best interests of the International Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided to the International Fund under the New Advisory Agreement. The Trustees considered the expertise of the International Fund’s proposed portfolio management team generally and the proposed services to be provided to the International Fund by Sterling Capital. The Trustees concluded that the nature and quality of services that Sterling Capital would provide to the International Fund appeared consistent with both those already provided to the Sterling Capital Funds by Sterling Capital as well as with industry norms.

The Trustees received information concerning the investment philosophy and investment processes to be applied by the Adviser in managing the International Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and the Adviser’s compliance policies and procedures. The Trustees considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the International Fund with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services provided by the Adviser was satisfactory or better.

Investment Performance

The Trustees noted that the International Fund had not commenced operations at the time of the November 2014 Board meeting and had no historical investment performance. The Trustees considered information regarding the performance of an account managed by Sterling Capital utilizing a substantially similar strategy. The Trustees also noted the strong performance of the Fund’s management team with implementing other “behavioral science” strategies.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees to be charged by Sterling Capital to the International Fund. The Trustees concluded that the proposed contractual fees were fair and reasonable.

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for a separate account managed by Sterling Capital with an investment objective and strategy similar to those of the Fund. The Trustees noted that a representative of Sterling Capital explained that management of the Fund was a much more intensive process than management of the separate account, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulation or established in the Fund’s disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Fund and those it provides to the separate account substantially limit the probative value of comparisons to those other clients.

In the context of the profitability of the Adviser, the Trustees noted that the International Fund had not commenced operations at the time of the November 2014 board meeting and therefore the Adviser had not earned any investment advisory fees with respect to the International Fund.

Based on the foregoing, the Trustees concluded that the fees proposed under the New Advisory Agreement with Sterling Capital were fair and reasonable, in light of the services and benefits provided or expected to be provided to the International Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the International Fund’s assets. The Trustees found that the asset levels of the International Fund were not currently so large as to warrant formal contractual breakpoints and the International Fund was unlikely to build its assets to such a point during the initial term of the New Advisory Agreement.

Sterling Capital Funds
March 31, 2015

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

STERLING
CAPITAL FUNDS

SC Funds
03/15

©2015 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management              Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and                Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Funds

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/22/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/22/2015

By (Signature and Title) /s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal executive officer)

Date 5/22/2015